As filed with the Securities and Exchange	Registration No. 333-50278
Commission on April 16, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X]
Pre-Effective Amendment No.__	[ ]
Post-Effective Amendment No. 10	[ X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X]

(Check appropriate box or boxes.)

Security Life Separate Account L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor's Principal Executive Offices)

(800) 525-9852
Depositor's Telephone Number, including Area Code
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2004 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ASSET PORTFOLIO MANAGER A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by Security Life of Denver Insurance Company and its Security Life Separate Account L1
The Policy	The Fund Families
Is issued by Security Life of Denver Insurance Company. Is returnable by you during the free look period if you are not satisfied.	Funds from the following fund families are available through the policy.
Premium Payments
Are flexible, so the premium amount and frequency may vary. Are allocated to the variable account and the fixed account, based on your instructions. Are subject to specified fees and charges.
  AIM Variable Insurance Funds
  Alger American Funds
  American Funds Insurance Series
  Fidelity® Variable Insurance Products Funds
  ING Investors Trust
  ING Partners, Inc.
  ING VP Portfolios
  ING Variable Products (VP) Trust
  INVESCO Variable Investment Funds, Inc.
  Janus Aspen Series
  Neuberger Berman Advisers Management Trust
  Pioneer Variable Contracts Trust
  Putnam Variable Trust
  Van Eck Worldwide Insurance Trust

The Policy Value
  Is the sum of your holdings in the fixed account, the variable account and the loan account.
  Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.
  Has a minimum guaranteed rate of return for amounts in the fixed account.
  Is subject to specified fees and charges including possible surrender charges.

Death Benefit Proceeds
Are paid if your policy is in force when the insured person dies. Are calculated under your choice of options:

  Option 1 - the base death benefit is the greater of the amount of basic insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;
  Option 2 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
  Option 3 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

  Are equal to the base death benefit plus any rider benefits minus any outstanding loans, accrued loan interest and unpaid fees and charges.
  Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know before purchasing the Asset Portfolio Manager variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is May 1, 2004

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY	3	TAX CONSIDERATIONS	51
The Policy's Features and Benefits	3	Tax Status of the Company	51
Factors You Should Consider Before Purchasing		Tax Status of the Policy	52
a Policy	6	Diversification and Investor Control
Fees and Charges	9	Requirements	52
THE COMPANY, THE FIXED ACCOUNT AND		Tax Treatment of Policy Death Benefits	53
THE VARIABLE ACCOUNT	20	Distributions Other than Death Benefits	53
Security Life of Denver Insurance Company	20	Other Tax Matters	54
The Investment Options	20	ADDITIONAL INFORMATION	57
DETAILED INFORMATION ABOUT THE		General Policy Provisions	57
POLICY	22
Purchasing a Policy	23	Trading - Industry Developments	63
Fees and Charges	26	Legal Proceedings	63
Death Benefits	31	Financial Statements	63
Additional Insurance Benefits	38	APPENDIX A	A-1
Policy Value	42	APPENDIX B	B-1
Special Features and Benefits	44
Termination of Coverage	50	MORE INFORMATION IS AVAILABLE	Back
			Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age	23	Policy Date	23
Fixed Account .	20	Policy Value	42
Fixed Account Value	42	Segment or Coverage Segment	31
Loan Account	5	Surrender Value	5
Loan Account Value	43	Valuation Date	42
Monthly Processing Date	27	Variable Account	21
Net Premium	23	Variable Account Value	42
Net Policy Value	4

"Security Life," "we," "us," "our" and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050
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POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 23.
  You choose when to pay and how much to pay.
  You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
  You cannot pay additional premiums after age 100.
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
  We deduct tax charges and a sales charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.

Free Look Period See Free Look Period, page 25.
  During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
  The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days.
  Generally, there are two types of free look refunds:

Some states require a return of all premium we have received; and Other states require that we return your policy value plus a refund of all fees and charges deducted.
  The length of the free look period and the free look refund that applies in your state will be stated in your policy.
  During the free look period, your net premium will be allocated among the investment options you have selected unless your state requires a return of premium as the free look refund. In these states your net premium directed to the sub-accounts will be allocated to the ING Liquid Assets Portfolio until after the free look period ends.

Death Benefits See Death Benefits, page 31.
  Death benefits are paid if your policy is in force when the insured person dies.
  Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
  There are three death benefit options available under your policy:

  Option 1 - the base death benefit is the greater of the amount of basic insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;
  Option 2 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
  Option 3 - the base death benefit is the greater of the amount of basic insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

  After age 100, death benefit option 1 will apply to all policies and the amount of basic insurance coverage selected will equal the amount of basic insurance coverage in effect on the policy anniversary nearest the insured person's 100th birthday plus the amount of coverage, if any, under the adjustable term insurance rider on that date.
  We will reduce the death benefit proceeds payable under any death benefit option by any outstanding loans, accrued loan interest and unpaid fees and charges.
  The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

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Death Benefit Guarantees See Death Benefit Guarantees, page 36.
  Your policy will not lapse as long as your policy value minus any loan account value and accrued loan interest (the "net policy value") is enough to pay the periodic fees and charges when due.
  Even if your net policy value is not enough to pay the periodic fees and charges, when due, the policy has two optional death benefit guarantees which can keep your policy from lapsing:

  For issue ages 25-75, the 20 year death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any adjustable term insurance rider coverage is guaranteed not to lapse for 20 years provided:

  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20 year death benefit guarantee premium payments to the next monthly processing date; and
  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

There is a separate monthly charge for this guarantee.

  For issue ages 25-75, the lifetime death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any adjustable term insurance rider coverage is guaranteed not to lapse for the lifetime of the insured person provided:

  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the lifetime death benefit guarantee premium payments to the next monthly processing date; and
  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

There is a separate monthly charge for this guarantee.
  Policies issued before May 1, 2004, offered a different death benefit guarantee. See the Death Benefit Guarantees section on page 27 for the availability of and greater details about this other death benefit guarantee.
  The death benefit guarantees are subject to state approval and may not be available in some states.

Temporary Insurance See Temporary Insurance, page 25.
  If you apply and qualify, we may issue temporary insurance equal to the total amount of insurance coverage for which you applied.
  The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
  Temporary insurance may not be available in all states.

Rider Benefits See Additional Insurance Benefits, page 38.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits. Not all riders may be available under your policy or in your state.
Investment Options See The Investment Options, page 20.
  You may allocate your net premiums to the Security Life Separate Account L1 (the "variable account") and to our fixed account.
  The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.
  Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
  The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
  We credit interest of at least 3.00% per year on amounts allocated to the fixed account, and we may, in our sole discretion, credit interest in excess of this amount.

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Transfers See Transfers, page 45.
  You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account each policy year. Transfers are, however, subject to any limits, conditions and restrictions that we or the funds whose shares are involved may impose.
  There are certain restrictions on transfers from the fixed account.
  We do not charge for transfers.

Dollar Cost Averaging See Dollar Cost Averaging, page 45.
  Dollar cost averaging is a systematic program of transferring policy values to selected sub-accounts of the variable account. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.
  Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
  There are certain conditions on participation in the dollar cost averaging program, but there is no charge to participate in the dollar cost averaging program.

Automatic Rebalancing See Automatic Rebalancing, page 46.
  Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.
  Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
  There are certain conditions on participation in the automatic rebalancing program, but there is no charge to participate in the automatic rebalancing program.

Loans See Loans, page 44.
  After the first policy month, you may take loans against your policy's surrender value.
  A loan must be at least $100 and is generally limited to your surrender value less the periodic fees and charges to your next policy anniversary.
  When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
  We credit amounts held in the loan account with interest at an annual rate no less than 3.00%.
  We also charge interest on loans. Interest is due in arrears on each policy anniversary and accrues daily at a current annual rate of 3.75% in policy years 1-10 and 3.00% in all years thereafter.
  Loans reduce your policy's death benefit and may cause your policy to lapse.
  Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.

Partial Withdrawals See Partial Withdrawals, page 48.
  After the first policy year, you may take up to 12 partial withdrawals each policy year. In certain circumstances you may take partial withdrawals during the first policy year.
  A partial withdrawal must be at least $100 and may not exceed the amount which leaves your surrender value less than $500.
  We currently charge a fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal.
  Partial withdrawals may reduce the amount of basic and total insurance coverage under your policy and will reduce your policy value.
  Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 50.
  You may surrender your policy for its surrender value at any time before the death of the insured person.
  Your surrender value is your policy value minus any surrender charge and your outstanding loan amount and accrued loan interest.
  Surrender charges apply for the first nine years of each segment of basic insurance coverage. Surrender charges are level for the first five years then decrease uniformly each year to zero at the beginning of the tenth year.
  Surrender charge rates vary by the insured person's age at the time each basic insurance coverage segment is established.
  All insurance coverage ends on the date we receive your surrender request.
  If you surrender your policy it cannot be reinstated.
  Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.

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Reinstatement See Reinstatement, page 51.
  You may reinstate your policy (other than the death benefit guarantee) and riders within five years of lapse if you still own the policy and did not surrender it and the insured person is still insurable.
  You will need to pay the required reinstatement premium.
  If you had an outstanding loan when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
  When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your policy lapsed.
  A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
  Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage
  The policy is not a short-term savings vehicle and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
  You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 26.
  In the early policy years the surrender charge may exceed the policy value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
  The policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
  We believe that the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 50.	Your policy may lapse and your insurance coverage under the policy may terminate if on any monthly processing date:
A death benefit guarantee is not in effect; and Your net policy value is not enough to pay the periodic fees and charges when due.
  If you meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
  If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse without value.
  Partial withdrawals and loans have an adverse impact on your net policy value. Before taking a partial withdrawal or loan consider its effect on your ability to keep your policy from lapsing.

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Investment Risk See The Variable Account, page 21.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy. For amounts you allocate to the sub-accounts of the variable account:

  Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
  You assume the risk that your values may decline or may not perform to your expectations;
  Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
  Each fund has various investment risks, and some funds are riskier than others;
  You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account; and
  There is no assurance that any fund will achieve its stated investment objective.

For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and You assume the risk that interest rates may decline, although never below the guaranteed minimum annual rate of 3.00%.
Exchanges See Purchasing a Policy, page 23.
  Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
  Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
  Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.

Taxation See TAX CONSIDERATIONS, page 51.
  Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.
  Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

Reduction in the amount of your insurance coverage; Partial withdrawals; Loans; Surrender; Lapse; and Reinstatement.
  In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
  There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.
  Consult with a qualified legal or tax adviser before you purchase a policy.

Sales Compensation
  We pay compensation to broker/dealers who sell the policy.
  Broker/dealers may be able to choose to receive their compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

Other Products
  We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
  Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges The following table describes the fees and charges deducted at the time you buy the policy, make a partial withdrawal, surrender your policy or request an excess illustration. See Fees and Charges - Transaction Fees and Charges, page 26.

Charge	When Deducted	Amount Deducted
Tax Charges	Deducted when you make a premium payment.	2.50% of each premium payment for state and local taxes. 1.50% of each premium payment for estimated federal income tax treatment of deferred acquisition costs.
Sales Charge	Deducted when you make a premium payment.	6.00% of premium up to target premium in segment years 1-5, and lower thereafter.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	2.00% of the amount withdrawn, up to $25.
Surrender Charge [1]
  Deducted during the first nine segment years when you surrender your policy, decrease your basic insurance coverage, take a partial withdrawal which decreases your basic insurance coverage or allow your policy to lapse.

  Minimum rates - $2.25 per $1,000 of basic insurance coverage.
  Maximum rates - $45.00 per $1,000 of basic insurance coverage.
  Rates for a representative insured person - $15.00 per $1,000 of basic insurance coverage. The representative insured person is a male, age 45 in the preferred no tobacco risk class.

Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$25 - maximum. $0 - current.
[1]

The surrender charge rates shown are for the first segment year. The rates that apply to you depend on the insured person's gender and age. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five years then decrease uniformly at the beginning of each year to zero at the beginning of the tenth year.

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Periodic Fees and Charges The following table describes the fees and charges deducted each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges, page 27.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [2]	On the monthly processing date.	Minimum Rates per $1,000 of basic insurance coverage -
$0.01 - current. $0.06 - guaranteed.
Maximum Rates per $1,000 of basic insurance coverage -
$7.02 - current. $12.91 - guaranteed.
Rates for a representative insured person per $1,000 of basic insurance coverage -
$0.07 - current. $0.38- guaranteed. The representative insured person is a male, age 45 in the preferred no tobacco risk class.
Mortality & Expense Risk Charge [3]	On the monthly processing date.	Percentage of policy value invested in the variable account -
0.08% in policy years 1-10 (0.90% on an annual basis), and lower thereafter.
Policy Charge	On the monthly processing date.	$15 per month in policy years 1- 3 and lower thereafter.
Administrative Charge [4]	On the monthly processing date.
  Minimum Rates - $0.04 per $1,000 of basic insurance coverage (or total insurance coverage, if greater).
  Maximum Rates - $0.07 per $1,000 of basic insurance coverage (or total insurance coverage, if greater).
  Rates for a representative insured person - $0.04 per $1,000 of basic insurance coverage. The representative insured person is age 45.

Basic Death Benefit Guarantee Charge [5] (if selected)	On each monthly processing date during the guarantee period.	$0.005 per $1,000 of basic insurance coverage during the guarantee period.
20 Year Death Benefit Guarantee Charge [5,6] (if selected)	On each monthly processing date during the guarantee period.
  Minimum Rates - $0.005 per $1,000 of guaranteed coverage.
  Maximum Rates - $0.08 per $1,000 of guaranteed coverage.
  Rates for a representative insured person - $0.015 per $1,000 of guaranteed coverage. The representative insured person is age 45.

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Periodic Fees and Charges (continued)

Charge	When Deducted	Amount Deducted
Lifetime Death Benefit Guarantee Charge [5,6] (if selected)	On each monthly processing date during the guarantee period.
  Minimum Rates - $0.02 per $1,000 of guaranteed coverage.
  Maximum Rates - $0.08 per $1,000 of guaranteed coverage.
  Rates for a representative insured person - $0.05 per $1,000 of guaranteed coverage. The representative insured person is age 45.

Loan Interest Charge	Accrues daily but is due in arrears on each policy anniversary.	3.75% per annum of the loan amount in policy years 1-10, and lower thereafter.
[2]

The cost of insurance rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates that apply to you depend on the amount of your basic insurance coverage and the insured person's age, gender, policy duration and risk class and generally increase each year after the first segment year. Different cost of insurance rates will apply to each segment of basic insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

The monthly mortality and expense risk charge rate has been rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 28 for the monthly rate without rounding.

[4]

The administrative charge rates shown are for the first policy year and apply to the first $5 million of coverage. The minimum rate has been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates that apply to you will vary depending on the insured person's age at issue and decrease after the tenth policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[5]

The basic death benefit guarantee is only available on policies issued on or before the later of May 1, 2004, or the date the 20 year and lifetime death benefit guarantees are approved in your state. The 20 year and lifetime death benefit guarantees are only available on policies issued on or after the later of May 1, 2004, or the date these guarantees are approved in your state. See Death Benefits Guarantees, page 36 for the availability of and details about each death benefit guarantee.

[6]

The rates for these guarantees depend on the insured person's age at issue. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

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Optional Rider Fees and Charges The following table describes the charges deducted if you elect any of the optional rider benefits. See Fees and Charges - Optional Rider Fees and Charges, page 30.

Rider	When Deducted	Amount Deducted
Adjustable Term Insurance Rider [7]	On the monthly processing date.	Minimum Rates per $1,000 of rider benefit -
$0.01 - current. $0.07 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$4.13 - current. $16.19 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.03 - current. $0.47 - guaranteed. The representative insured person is a male, age 45 in the preferred no tobacco risk class.
Waiver of Cost of Insurance Rider [8]	On the monthly processing date.
  Minimum Rates - $6.23 per $100 of rider coverage.
  Maximum Rates - $15.23 per $100 of rider coverage.
  Rates for a representative insured person - $8.43 per $100 of rider coverage. The representative insured person is age 45.

Waiver of Specified Premium Rider [8]	On the monthly processing date.
  Minimum Rates - $1.70 per $100 of rider coverage.
  Maximum Rates - $16.60 per $100 of rider coverage.
  Rates for a representative insured person - $3.90 per $100 of rider benefit. The representative insured person is age 45.

[7]

The rates shown are for the first policy year and have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates for a particular rider depend on various factors that may include the insured person's age, gender, policy duration and/or risk class. Rates generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[8]

The rates shown are for the first policy year. The rates for a particular rider depend on various factors that may include the insured person's age, gender, policy duration and/or risk class. Rates generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

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Fund Fees and Expenses. The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Total Fund Expenses (expenses deducted from fund assets)

	Minimum	Maximum
Total Gross Annual Fund Expenses [9]	0.28%	2.40%
Total Net Annual Fund Expenses [9,10]	0.28%	1.49%

[9]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[10]

The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of all funds available through the policy, 14 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain levels for a specific period of time. See the Fund Expense Table on page 14 for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

Asset Portfolio Manager - 13

Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fees and Charges - Fund Fees and Expenses, page 30. The following figures are a percentage of the average net assets of each fund as of December 31, 2003.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Capital Appreciation Fund - Series I	0.61%	--	0.24%	0.85%	--	0.85%
AIM V.I. Government Securities Fund - Series I	0.47%	--	0.29%	0.76%	--	0.76%
AIM V.I. High Yield Fund - Series I [2,3]	0.63%	--	0.43%	1.06%	0.01%	1.05%
Alger American Growth Portfolio - Class O Shares	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio - Class O Shares	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio - Class O Shares	0.80%	--	0.13%	0.93%	--	0.93%
Alger American Small Capitalization Portfolio Class O Shares	0.85%	--	0.12%	0.97%	--	0.97%
American Funds Insurance Series - Growth Fund - Class 2	0.37%	0.25%	0.02%	0.64%	N/A	0.64%
American Funds Insurance Series - Growth - Income Fund - Class 2	0.33%	0.25%	0.01%	0.59%	N/A	0.59%
American Funds Insurance Series - International Fund - Class 2	0.57%	0.25%	0.06%	0.88%	N/A	0.88%
Fidelity® VIP Asset Manager SM Portfolio - Service Class	0.53%	0.10%	0.11%	0.74%	--	0.74%
Fidelity® VIP Growth Portfolio - Service Class	0.58%	0.10%	0.09%	0.77%	--	0.77%
Fidelity® VIP Index 500 Portfolio - Initial Class [4]	0.24%	--	0.10%	0.34%	--	0.34%
Fidelity® VIP Overseas Portfolio - Service Class	0.73%	0.10%	0.17%	1.00%	--	1.00%
ING Hard Assets Portfolio - Class I [5,6,7]	0.68%	--	0.01%	0.69%	--	0.69%
ING JPMorgan Small Cap Equity Portfolio - Class I [5,6,8,9]	0.90%	--	--	0.90%	--	0.90%
ING Legg Mason Value Portfolio - Class I [5,6,8,9]	0.81%	--	--	0.81%	--	0.81%
ING Liquid Assets Portfolio - Class S [6,10]	0.27%	--	0.26%	0.53%	--	0.53%
ING Marsico Growth Portfolio - Class I [5,6,7,9]	0.79%	--	--	0.79%	--	0.79%
ING Mercury Focus Value Portfolio - Class I [5,6,8]	0.80%	--	--	0.80%	--	0.80%
ING MFS Mid Cap Growth Portfolio - Class I [5,6,7,9,11]	0.64%	--	0.01%	0.65%	--	0.65%
ING MFS Total Return Portfolio - Class I [5,6,7,9,11]	0.64%	--	0.01%	0.65%	--	0.65%
ING Salomon Brothers Investors Portfolio - Class I [5,6,7]	0.75%	--	--	0.75%	--	0.75%
ING Stock Index Portfolio - Class I [5,6,12]	0.27%	--	0.01%	0.28%	--	0.28%
ING T. Rowe Price Capital Appreciation Portfolio - Class I [5,6,7,9]	0.68%	--	0.01%	0.69%	--	0.69%
ING T. Rowe Price Equity Income Portfolio - Class I [5,6,7,9]	0.68%	--	0.01%	0.69%	--	0.69%
ING Van Kampen Equity Growth Portfolio - Class I [5,6,8]	0.65%	--	0.02%	0.67%	--	0.67%
ING JP Morgan Mid Cap Value Portfolio - Initial Class	0.75%	--	0.35%	1.10%	--	1.10%
ING PIMCO Total Return Portfolio - Initial Class	0.50%	--	0.35%	0.85%	--	0.85%
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	0.70%	--	0.13%	0.83%	--	0.83%
ING UBS U.S. Allocation Portfolio - Initial Class [13]	0.85%	--	0.20%	1.05%	--	1.05%

14 - Asset Portfolio Manager

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Van Kampen Comstock Portfolio - Initial Class [14]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING VP Bond Portfolio - Class I Shares* [15]	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus LargeCap Portfolio - Class I Shares* [15,16]	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio - Class I Shares* [15,16]	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio - Class I Shares* [15,16]	0.40%	--	0.16%	0.56%	--	0.56%
ING VP MagnaCap Portfolio - Class I Shares* [17,18,19,20]	0.75%	--	0.39%	1.14%	0.24%	0.90%
ING VP MidCap Opportunities Portfolio - Class I Shares* [17,18,19]	0.75%	--	0.46%	1.21%	0.31%	0.90%
ING VP SmallCap Opportunities Portfolio - Class I Shares* [17,18,19]	0.75%	--	0.32%	1.07%	0.17%	0.90%
INVESCO VIF-Core Equity Fund - Series I [21,22]	0.75%	N/A	0.38%	1.13%	0.00%	1.13%
INVESCO VIF-Health Sciences Fund - Series I [21,22]	0.75%	N/A	0.33%	1.08%	0.00%	1.08%
INVESCO VIF-Small Company Growth Fund - Series I [21,22,23]	0.75%	N/A	0.64%	1.39%	0.09%	1.30%
INVESCO VIF-Total Return Fund - Series I [21,22,23]	0.75%	N/A	0.98%	1.73%	0.43%	1.30%
INVESCO VIF-Utilities Fund - Series I [21,22,24]	0.60%	N/A	0.55%	1.15%	0.00%	1.15%
Janus Aspen Growth Portfolio - Service Shares	0.65%	0.25%	0.02%	0.92%	--	0.92%
Janus Aspen International Growth Portfolio - Service Shares	0.65%	0.25%	0.11%	1.01%	--	1.01%
Janus Aspen Mid Cap Growth Portfolio - Service Shares	0.65%	0.25%	0.02%	0.92%	--	0.92%
Janus Aspen Worldwide Growth Portfolio - Service Shares	0.65%	0.25%	0.06%	0.96%	--	0.96%
Neuberger Berman AMT Growth Portfolio - Class I [25]	0.85%	--	0.08%	0.93%	--	0.93%
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I [25]	0.65%	--	0.09%	0.74%	--	0.74%
Neuberger Berman AMT Partners Portfolio - Class I [25]	0.83%	--	0.07%	0.90%	--	0.90%
Pioneer Mid Cap Value VCT Portfolio - Class I Shares	0.65%	--	0.11%	0.76%	--	0.76%
Pioneer Small Cap Value VCT Portfolio - Class I Shares [26]	0.75%	--	1.65%	2.40%	1.15%	1.25%
Putnam VT Growth and Income Fund - Class IB Shares	0.48%	0.25%	0.05%	0.78%	N/A	0.78%
Putnam VT New Opportunities Fund - Class IB Shares	0.59%	0.25%	0.08%	0.92%	N/A	0.92%
Putnam VT Small Cap Value Fund - Class IB Shares	0.79%	0.25%	0.12%	1.16%	N/A	1.16%
Putnam VT Voyager Fund - Class IB Shares	0.55%	0.25%	0.07%	0.87%	N/A	0.87%
Van Eck Worldwide Bond Fund [27]	1.00%	0.00%	0.21%	1.21%	0.00%	1.21%
Van Eck Worldwide Emerging Markets Fund [28]	1.00%	0.00%	0.43%	1.43%	0.00%	1.43%
Van Eck Worldwide Hard Assets Fund [29]	1.00%	0.00%	0.23%	1.23%	0.00%	1.23%
Van Eck Worldwide Real Estate Fund	1.00%	--	0.49%	1.49%	--	1.49%

* Effective April 30, 2004, the name of the class of shares for this fund will change from Class R to Class I; however, Class I shares will not be available for investment until May 3, 2004.

_________________________

Asset Portfolio Manager - 15

[1]

We may receive compensation from each of the funds or their affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in this Fund Expense Table and do not increase, directly or indirectly, the fees and expenses shown below. See Fees and Charges - Fund Fees and Expenses on page 27 for additional information.

[2]

The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.05%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.05% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2005.

[3]	As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
[4]

The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commission and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. The arrangement can be discontinued by the fund's manager at any time.

[5]

The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.

[6]

Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

[7]

Because the Class I Shares of these Portfolios had not had a full year's performance during the fiscal year ended December 31, 2003, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

[8]

Because the Class I Shares of these Portfolios had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

[9]

A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.89% for ING JPMorgan Small Cap Equity, 0.80% for ING Legg Mason Value, 0.77% for ING Marsico Growth, 0.61% for ING MFS Mid Cap Growth, 0.59% for ING MFS Research, 0.64% for ING MFS Total Return, and 0.68% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income Portfolios. This arrangement may be discontinued at any time.

[10]

The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Service Fee of 0.25%.

16 - Asset Portfolio Manager

[11]

DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.64% for ING MFS Mid Cap Growth and ING MFS Research Portfolios and 0.65% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

[12]	Because the Portfolio is new, expenses, shown above, are estimated.
[13]	Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
[14]

The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses so that the Total Net Fund Annual Operating Expenses for this Portfolio shall not exceed 0.88%, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 0.95%.

[15]

The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

[16]

ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit for each Portfolio is shown as "Net Annual Fund Operating Expenses" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[17]

The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

[18]

ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

[19]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the above table. For each Portfolio except ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2004. For ING VP MidCap Opportunities Portfolio, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[20]

Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

[21]

The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

[22]

The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

Asset Portfolio Manager - 17

[23]

The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

[24]	As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
[25]

Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth, Limited Maturity Bond, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth, Limited Maturity Bond, and Partners Portfolio's average daily net asset value. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

[26]

The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% (Pioneer Small Cap Value VCT Portfolio) of the average daily net assets attributable to Class I shares.

[27]	Expenses excluding interest expense: 1.19%.
[28]	Expenses excluding interest expense: 1.30%. Net effect of expense reimbursement by Adviser to average net assets was 0.09%.
[29]	Expenses excluding interest expense.

18 - Asset Portfolio Manager

How the Policy Works

Asset Portfolio Manager - 19

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
Security Life of Denver Insurance Company

We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We are a wholly-owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account
In the policy the "fixed account" is referred to as the "Guaranteed Interest Division."

You may allocate all or a part of your net premium and transfer your net policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. Although the interest rate will change over time, the interest rate will never be less than 3.00%. Additionally, we guarantee that the interest rate will not change more frequently than every policy anniversary. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

20 - Asset Portfolio Manager

The Variable Account

We established Security Life Separate Account L1 (the "variable account") on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado. It is a unit investment trust, registered with the SEC under the 1940 Act.

In the policy the "variable account" is referred to as the "Separate Account."

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Colorado law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table on page 14 for fund expense information.

More detailed information about a fund, including information about the risks associated with investing in the fund, is located in the fund's prospectus. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund available through the variable account is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

Asset Portfolio Manager - 21

You may instruct us only on matters relating to the funds corresponding to the sub-accounts in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

  Change the investment objective;
  Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
  Eliminate sub-accounts;
  Combine two or more sub-accounts;
  Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:

  A fund no longer suits the purposes of your policy;
  There is a change in laws or regulations;
  There is a change in the fund's investment objectives or restrictions;
  The fund is no longer available for investment; or
  Another reason we deem a substitution is appropriate.

  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
  Transfer assets related to your policy class to another separate account;
  Withdraw the variable account from registration under the 1940 Act;
  Operate the variable account as a management investment company under the 1940 Act;
  Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
  Stop selling the policy;
  End any employer or plan trustee agreement with us under the agreement's terms;
  Limit or eliminate any voting rights for the variable account;
  Make any changes required by the 1940 Act or its rules or regulations; or
  Close a sub-account to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Asset Portfolio Manager variable universal life insurance policy. The policy provides death benefits, policy values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

22 - Asset Portfolio Manager

Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
  The amount of your total insurance coverage (which generally must be at least $100,000 for fully underwritten policies and $50,000 for guaranteed issue policies);
  Your initial death benefit option;
  The death benefit qualification test to apply to your policy; and
  Any riders or optional benefits.

Additionally, on the application you will provide us with certain health and other necessary information.

On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 85 (70 for guaranteed issue policies). "Age" under the policy means the insured person's age on the birthday nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured. We may also set a minimum age to issue a policy.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
  We may refuse to accept any premium less than $25;
  You cannot pay additional premiums after age 100;
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering, page 59.

After we deduct the tax charges and the sales charge from your premium payments, we apply the remaining premium (the "net premium") to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Your initial premium must be at least equal to the sum of the scheduled premium from the policy date through the investment date. The investment date is the date we apply the net premium to your policy.

Scheduled Premium. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

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You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

If you have an optional death benefit guarantee, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See Death Benefits - Death Benefit Guarantees, page 36.

Unscheduled Premium Payments. Generally speaking, you may make unscheduled premium payments at any time, however:
  We may limit the amount of an unscheduled premium payment if it would result in an increase in the amount of the base death benefit required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the base death benefit is increased due to an unscheduled premium payment;
  We may require proof that the insured person is insurable if an unscheduled premium payment will cause the net amount at risk to increase; and
  We will return premium payments which would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy.

Target Premium. Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your sales charge and the sales compensation we pay. It may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages.

Premium Payments Affect Your Coverage. Unless you have an optional death benefit guarantee, your coverage lasts only as long as you have a positive net policy value which is enough to pay the periodic fees and charges due each month. If you do not meet this requirement, your policy will enter a 61-day grace period and you must make a sufficient premium payment to keep your policy from lapsing. See Termination of Coverage - Lapse, page 50.

If you have an optional death benefit guarantee, we guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments minus any partial withdrawals and any outstanding loan amount and accrued loan interest are at least equal to the guarantee period annual premium and your net policy value meets certain diversification requirements. See Death Benefits - Death Benefit Guarantees, page 36.

Allocation of Net Premium. We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial premium; All issue requirements have been received by our customer service center; and We approve your policy for issue.

Amounts you designate for the fixed account will be allocated to that account on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the sub-accounts of the variable account in the sub-account which invests in the ING Liquid Assets Portfolio. We later transfer these amounts from this sub-account to your selected sub-accounts, based on your most recent premium allocation instructions, at the earlier of the following dates:

Five days after the date we mailed your policy to you plus the length of your state free look period; or The date we receive your delivery receipt plus the length of your state free look period.

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If your state provides for return of your policy value during the free look period (or provides no free look period), we allocate amounts you designated for the sub-accounts of the variable account directly into those sub-accounts.

All net premium we receive after the applicable period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100%.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, there are two types of free look refunds:
Refund of all premium we have received from you; or Refund of your policy value plus a refund of all charges deducted.

The type of refund that applies in your state will be specified in your policy. The type of free look refund will affect when premium received before the end of the free look period is allocated to the sub-accounts. See Premium Payments - Allocation of Net Premium, page 24.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance coverage for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
  You have completed and signed our temporary insurance coverage form;
  We have received and accepted a premium payment of at least your scheduled premium (selected on your application); and
  The necessary parts of the application are complete.

Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
  Five days after we mail the premium refund to the address on your application;
  Five days after we mail notice of termination to the address on your application;
  Your policy date;
  The date we refuse to issue a policy based on your application; or
  90 days after you sign our temporary life insurance coverage form.

There is no death benefit under the temporary insurance coverage if any of the following events occur:
  There is a material misrepresentation in your answers on the temporary insurance coverage form;
  There is a material misrepresentation in statements on your application;
  The person or persons intended to be insured die by suicide or self-inflicted injury; or
  The bank does not honor your premium check or authorized withdrawal.

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During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium, page 24.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Tax Charges. We deduct 2.5% from each premium payment to cover the total average state and local taxes we expect to pay. We pay state and local taxes in most states. These taxes vary from state to state and from jurisdiction to jurisdiction.

We deduct 1.5% from each premium payment to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

We may increase or decrease the charges for taxes, within limits, if there are changes in the tax rates or tax laws.
Sales Charge. We deduct a sales charge from each premium payment.
Segment Year	Sales Charge up to Target Premium
1-5	6.00%
6+	3.50%

When calculating your applicable sales charge, we allocate premium payments we receive after an increase in the amount of basic insurance coverage to your coverage segments in the same proportion as the target premium for each segment bears to the sum of the target premium for all segments.

This charge helps compensate us for the costs associated with selling the policies, including promotional, advertising and distribution expenses.

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Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is 2.00% of the amount withdrawn up to $25. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first nine segment years when you:
Surrender your policy; Allow your policy to lapse; Decrease your basic insurance coverage; or Take a partial withdrawal which decreases the amount of your basic insurance coverage.
The amount of the surrender charge depends on the amount of basic insurance coverage surrendered or decreased and the surrender charge rates.

When you purchase a policy or increase your basic insurance coverage, we set surrender charge rates based on the gender and age of the insured person. These surrender charge rates decline to zero in the tenth segment year. Each coverage segment will have its own set of surrender charge rates which will apply only to that segment. See Death Benefits - Changes in the Amount of Your Insurance Coverage, page 31. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Transaction Fees and Charges table on page 9 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of basic insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of basic insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

In the early policy years the surrender charge may exceed the policy value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The surrender charge helps offset the expenses we incur in issuing and distributing the policy.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $25 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

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At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the sub-accounts and fixed account in the same proportion that your value in each has to your net policy value.

Mortality and Expense Risk Charge. Each month we deduct from your policy value a mortality and expense risk charge based on the amount invested in the sub-accounts according to the following rates:
For policies issued on or after September 1, 2003
Policy Years	Percentage of the Amount Invested in the Variable Account
1-10	0.075% (0.90% on an annual basis)
11-20 (current charge)	0.0208% (0.25% on an annual basis)
11-20 (maximum charge)	0.0375% (0.45% on an annual basis)
21+	0.00%
For policies issued before September 1, 2003
Policy Years	Percentage of the Amount Invested in the Variable Account
1-10	0.075% (0.90% on an annual basis)
11-20 (current and maximum charge)	0.0375% (0.45% on an annual basis)
21+	0.00%

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is the risk that insured people, as a group, may live less time than we estimated. The expense risk is the risk that the costs of issuing and administering the policies and operating the sub-accounts of the variable account are greater than we estimated.

Policy Charge. Each month we deduct a policy charge of $15 during the first three policy years and $ 7.50 each month thereafter.
This charge helps compensate us for the costs associated with:
Processing applications; Conducting medical examinations; Establishing policy records; and Underwriting.

Administrative Charge. Each month we deduct an administrative charge equal to our current monthly administrative charge rates multiplied by the amount of your basic insurance coverage (or total insurance coverage, if greater) divided by 1,000. The rates apply to the first $5 million of coverage and vary based on the insured person's age at issue. The rates decrease after the tenth policy year. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table on page 10 for the minimum and maximum administrative charge rates and the rates for a representative insured person.

This charge helps offset the costs we incur in administering the policy, including costs associated with:
Billing and collecting premiums; Processing claims and policy transactions; Keeping records; Reporting and communicating with policy owners; and Our overhead and other expenses.

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Cost of Insurance. Each month we deduct a cost of insurance charge equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your basic insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and
  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the segment year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes policies issued in the state of Montana and policies issued to employers or employee organizations in connection with employment related insurance or benefit programs. For fully underwritten policies, we make lower current cost of insurance rates available for total death benefit amounts of $250,000 or more. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table on page 10 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial segment and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the sub-accounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage. We allocate the net amount at risk to segments of the base death benefit in the same proportion that each segment has to the total base death benefit for all insurance coverage as of the monthly processing date.

There are no cost of insurance charges during the continuation of coverage period.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death benefit proceeds that may be more than your policy value.

Death Benefit Guarantee Charges. If you have the basic death benefit guarantee, each month during the guarantee period we deduct a death benefit guarantee charge of $.005 per $1,000 of basic insurance coverage.

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If you have the 20 year or lifetime death benefit guarantee, each month during the guarantee period we deduct a charge based on a rate that varies depending on the issue age of the insured person. Each month this charge will be determined by dividing the amount of guaranteed coverage by 1,000 and multiplying the result by the rate set forth in your policy. The amount of guaranteed coverage equals the amount of your total insurance coverage minus your policy value. See the Fees and Charges - Periodic Fees and Charges table on page 10 for the minimum and maximum death benefit guarantee rates and the rates for a representative insured person.

This charge helps compensate us for the costs associated with providing the death benefit guarantee.
Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Fees and Charges - Optional Rider Fees and Charges table on page 12, and the Additional Insurance Benefits - Optional Rider Benefits section on page 39 for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, employees of our affiliates, our appointed sales agents and certain family members of each of these groups of individuals);
  Corporate purchasers;
  Our policyholders or the policyholders of our affiliated companies, or
  Certain groups or individuals who purchase the policy through investment professionals who charge a fee for their services.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

Each fund deducts management fees from the amounts invested in the fund. In addition, certain funds deduct a distribution or 12b-1 fee which is used to finance any activity that is primarily intended to result in the sale of fund shares, and certain funds deduct a service fee which is used to compensate service providers for administrative and policy owner services provided on behalf of the funds. A fund's management fees, distribution (12b-1) fees, as applicable and other expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fund Expense Table on page 14 for details about each fund's management fees, distribution (12b-1) fees, other expenses and total annual fund expenses.

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In addition to the fees and charges shown in the Fund Expense Table, we may, from time to time, receive other compensation from the funds or their affiliates. For example, the funds or their affiliates may make cash payments or provide expense reimbursements to us as an incentive for us to include the funds among the investment options available under the policy and to provide certain services to policy owners that relate to the investment options. More specifically, we may receive compensation from the investment advisers, administrators or distributors of the funds in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors of the funds. It is anticipated that such compensation will be based on assets of the particular funds attributable to the policy. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant. The payments and expense reimbursements made to us by the funds do not increase, directly or indirectly, the expenses shown in the Fund Expense Table.

For a more complete description of the funds' fees and expenses, review each fund's prospectus.
Death Benefits

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $100,000 ($50,000 for guaranteed issue policies) of total insurance coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy the amount of insurance coverage you select is referred to as the "Face Amount."

You can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. The adjustable term insurance rider provides the term insurance element of your coverage.

It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. The adjustable term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under the term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the insured person.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year (first monthly processing date for an increase). The change will be effective on the next monthly processing date after we receive your written request.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Changes in the amount of your insurance coverage must be for at least $1,000.

A coverage segment or segment is a block of insurance coverage. A requested increase in basic insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

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Each new segment will have:
A new sales charge; New cost of insurance charges, guaranteed and current; A new incontestability period; A new suicide exclusion period; A new target premium; and A new surrender charge.

If a death benefit option change causes the amount of basic insurance coverage to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the amount of basic insurance coverage to decrease, each segment is decreased.

In determining the net amount at risk for each coverage segment we allocate the net amount at risk among the basic coverage segments in the same proportion that each segment bears to the total amount of basic insurance coverage.

You may not decrease the amount of your insurance coverage below the minimum we require to issue you a policy. Decreases in insurance coverage may result in:
Surrender charges on the amount of the decrease; Reduced target premium amounts; and Reduced cost of insurance charges.

Requested reductions in the amount of insurance coverage will first decrease your total insurance coverage amount. We decrease your basic insurance coverage amount only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide decreases in basic coverage among your coverage segments pro rata unless law requires differently.

We reserve the right not to approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 53.

Continuation of Coverage

The continuation of coverage feature automatically continues your insurance coverage in force beyond the policy anniversary nearest the insured person's 100th birthday (the "continuation of coverage period"), unless prohibited by state law. If you do not surrender your policy before this date, on this date:

  The amount of your total insurance coverage becomes your basic insurance coverage amount;
  Death benefit options 2 and 3 are converted to death benefit option 1, if applicable;
  All riders are terminated;
  Your net policy value is transferred into the fixed account and subsequent transfers into the sub-accounts are not allowed; and
  Dollar cost averaging and automatic rebalancing programs are terminated.

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Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However:
We accept no further premium payments; and We deduct no further fees and charges except transaction fees and charges, if applicable.

Partial withdrawals and loans are allowed during the continuation of coverage period. If you have an outstanding loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the outstanding loan amount plus accrued loan interest may become greater than your policy value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net policy value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Termination of Coverage - Surrender, page 50.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is automatic under your policy. In certain states the death benefit during the continuation of coverage period is the net policy value. Contact your agent/registered representative or our customer service center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person's 100th birthday are uncertain. You should consult a tax adviser as to those consequences. See Other Tax Matters - Continuation of a Policy, page 55.

Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

In the policy the "guideline premium test" is referred to as the "Guideline Premium/Cash Value Corridor Test."

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code's definition of "life insurance." You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Cash Value Accumulation Test. The cash value accumulation test requires a policy's surrender value not to exceed the net single premium necessary to fund the policy's future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age and gender at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

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Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the death benefit will increase the cost of insurance under the policy, thereby reducing the policy value.

Death Benefit Options

There are three death benefit options available under the policy. You choose the option you want when you apply for the policy. You may change that choice after your first monthly processing date and before age 100.

Option 1. Under death benefit option 1, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of basic insurance coverage. In this case, your death benefit will vary as the policy value varies.

With option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy's cost of insurance charge. Option 1 also offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

Option 2. Under death benefit option 2, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death plus your policy value; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will vary as the policy value varies and investment performance is reflected in your insurance coverage.
Option 2 is not available after age 100. If option 2 is in effect at age 100, it automatically converts to death benefit option 1. See Death Benefits - Continuation of Coverage, page 32.
Option 3. Under death benefit option 3, the base death benefit is the greater of:
  The amount of basic insurance coverage in effect on the date of the insured person's death plus premiums paid minus withdrawals taken; or
  Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

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Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of basic insurance coverage plus premiums paid minus withdrawals taken.

Option 3 is not available after age 100. If option 3 is in effect at age 100, it automatically converts to death benefit option 1. See Death Benefits - Continuation of Coverage, page 32.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your basic insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose death benefit option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose death benefit option 2. If you require a specific death benefit which would include a return of the premium paid, death benefit option 3 may best meet your needs.

Changing Death Benefit Options. On or after the first monthly processing date and before age 100 you may change death benefit options as described below. We may require evidence of insurability under our normal rules of underwriting for some death benefit option changes.

Changing your death benefit option may reduce or increase your basic and total insurance coverage amounts but it will not change the amount of your base and total death benefits. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. The following death benefit option changes are allowed, and on the effective date of the change the amount of your basic insurance coverage will change as follows:

Change From:	Change To:	Basic Insurance Coverage Following the Change:
Option 1	Option 2	Your basic insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your basic insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	Your basic insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.
Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance if you have the adjustable term insurance rider. See Optional Rider Benefits - Adjustable Term Insurance Rider, page 39.

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We do not impose a surrender charge if a death benefit option change results in a decrease in the amount of your basic insurance coverage. Additionally, we do not adjust the target premium when you change your death benefit option. See Transaction Fees and Charges - Surrender Charge, page 27.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding loan amount plus accrued loan interest; minus
  Any outstanding fees and charges incurred before the insured person's death.

The death benefit is calculated as of the date of the insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantees

The policy has death benefit guarantees which provide that the policy will not lapse even if the net policy value is not enough to pay the periodic fees and charges each month. These are optional benefits that may be selected only when you apply for the policy.

In the policy, the basic death benefit guarantee feature is referred to as the "Guaranteed Minimum Death Benefit."

Basic Death Benefit Guarantee. The basic death benefit guarantee provides that your policy's basic insurance coverage will not lapse for the greater of ten policy years or until the insured person reached age 65, provided:

  Your cumulative premium payments, minus any partial withdrawals, loans and accrued loan interest, are at least equal to the sum of the guarantee period monthly premium payments to the next monthly processing date; and
  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

Consider the following in relation to the basic death benefit guarantee:
  This guarantee is available only on policies issued on or before the later of May 1, 2004, or the date the 20 year and lifetime death benefit guarantees are approved in your state. Contact your agent/registered representative for information about the availability of this guarantee in your state.
  If available, you may elect this guarantee only when you apply for the base policy;
  The guarantee period monthly premium for this guarantee will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;
  If your policy benefits change, your guarantee period monthly premium will also change;
  There is a monthly charge for this guarantee (see Fees and Charges - Periodic Fees and Charges, page 27);
  This guarantee covers continuation of the base policy only. If your policy is kept in force because of this guarantee, coverage under all riders will terminate;
  You may terminate this guarantee at any time during the guarantee period upon written notice to us;
  A loan may cause the termination of the this guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if this guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 50).

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We will notify you if on any monthly processing date you have not paid enough premium to keep this guarantee in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this guarantee and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy by the second monthly processing date following the notice, this guarantee will terminate. If this guarantee terminates, it cannot be reinstated.

20 Year Death Benefit Guarantee. The 20 year death benefit guarantee provides that your policy and any adjustable term insurance rider coverage will not lapse for 20 years from your policy date, provided:

  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the 20 year death benefit guarantee premium payments to the next monthly processing date; and
  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

You should consider the following factors when deciding whether to add the 20 year death benefit guarantee to your policy:
  This guarantee is available on policies issued on or after the later of May 1, 2004, or the date this guarantee is approved in your state. Contact your agent/registered representative for information about the availability of this guarantee in your state.
  If available, you may add this guarantee only when you apply for the base policy;
  The 20 year death benefit guarantee period begins on the policy date;
  The minimum premium for this guarantee will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;
  If your policy benefits change, minimum premium for this guarantee will also change;
  There is a monthly charge for this guarantee during the death benefit guarantee period (see Fees and Charges - Periodic Fees and Charges, page 27);
  Transfers between investment options which are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers which we may impose (see Special Features and Benefits - Transfers, page 45);
  This guarantee covers only your base policy and adjustable term insurance rider, if any. If your policy and any adjustable term insurance rider are kept in force because of this guarantee, coverage under all other riders will terminate;
  This guarantee may not be available for certain risk classes;
  This guarantee cannot be added to a policy with death benefit option 3 or the lifetime death benefit guarantee;
  You may terminate this guarantee at any time during the guarantee period upon written notice to us;
  A loan may cause the termination of the this guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if this guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 50).

We will notify you if on any monthly processing date you have not paid enough premium to keep this guarantee in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this guarantee and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy by the second monthly processing date following the notice, this guarantee will terminate. If this guarantee terminates, it cannot be reinstated.

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Lifetime Death Benefit Guarantee. The lifetime death benefit guarantee provides that your policy and any adjustable term insurance rider coverage will not lapse during your lifetime, provided:
  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the lifetime death benefit guarantee premium payments to the next monthly processing date; and
  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.

You should consider the following factors when deciding whether to add the lifetime death benefit guarantee to your policy:
  This guarantee is available on policies issued on or after the later of May 1, 2004, or the date this guarantee is approved in your state. Contact your agent/registered representative for information about the availability of this guarantee in your state.
  If available, you may add this guarantee only when you apply for the base policy;
  The lifetime death benefit guarantee period begins on the policy date;
  The minimum premium for this guarantee will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age;
  If your policy benefits change, minimum premium for this guarantee will also change;
  There is a monthly charge for this guarantee (see Fees and Charges - Periodic Fees and Charges, page 27);
  Transfers between investment options which are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers which we may impose (see Special Features and Benefits - Transfers, page 45);
  This guarantee covers only your base policy and adjustable term insurance rider, if any. If your policy and any adjustable term insurance rider are kept in force because of this guarantee, coverage under all other riders will terminate;
  This guarantee cannot be added to a policy with death benefit option 3 or the 20 year death benefit guarantee;
  You may terminate this guarantee at any time during the guarantee period upon written notice to us;
  A loan may cause the termination of the this guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if the lifetime death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse, page 50).

We will notify you if on any monthly processing date you have not paid enough premium to keep this guarantee in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this guarantee and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy by the second monthly processing date following the notice, this guarantee will terminate. If this guarantee terminates, it cannot be reinstated.

Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

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Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Distributions Other than Death Benefits - Modified Endowment Contracts, page 53.

Adjustable Term Insurance Rider. You may increase the amount of your total insurance coverage under the policy by adding coverage under the adjustable term insurance rider. This rider allows you to schedule the pattern of insurance coverage appropriate for your anticipated needs. As the name suggests, the adjustable term insurance rider adjusts over time to maintain your desired level of total coverage.

In the policy "basic insurance coverage" or "basic coverage" is referred to as the "Stated Death Benefit"; the "total insurance coverage" or "total coverage" is referred to as the "Target Death Benefit."

You specify your amount of total insurance coverage when you apply for this rider. The amount of total insurance coverage can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s).

Generally, the minimum amount of total insurance coverage under a policy is $100,000 ($50,000 for guaranteed issue policies).

The adjustable term insurance rider benefit is the difference between the amount of your total death benefit and your base death benefit, but not less than zero. The rider's benefit automatically adjusts daily as the amount of your base death benefit changes. Your death benefit proceeds depend on which death benefit option is in effect.

Under death benefit option 1, the total death benefit is the greater of:
The amount of total insurance coverage you have selected; or Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
Under death benefit option 2, the total death benefit is the greater of:
  The amount of total insurance coverage you have selected plus your policy value; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under death benefit option 3, the total death benefit is the greater of:
  The amount of total insurance coverage you have selected plus the sum of the premium payments we have received minus partial withdrawals you have taken; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

For example, under death benefit option 1, assume your base death benefit changes as a result of a change in your policy value. The adjustable term insurance rider adjusts to provide death benefit proceeds equal to your total insurance coverage in each year:

Base Death Benefit	Amount of Total Insurance Coverage	Adjustable Term Insurance Benefit
$201,500	$250,000	$48,500
$202,500	$250,000	$47,500
$202,250	$250,000	$47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance benefit would be zero.

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Even when the adjustable term insurance benefit is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below the amount of your total insurance coverage, the adjustable term insurance rider coverage reappears to maintain the amount of your total insurance coverage.

You may change the amount of your total insurance coverage, according to our rules. See Death Benefits - Changes in the Amount of Your Insurance Coverage, page 31.
We may deny future, scheduled increases to the amount of your total insurance coverage if you cancel a scheduled change or if you ask for an unscheduled decrease in your total insurance coverage.

Partial withdrawals, changes from death benefit option 1 to option 2, and decreases in the amount of your basic insurance coverage may reduce the amount of your total insurance coverage. See Special Features and Benefits - Partial Withdrawals, page 48; and Death Benefits - Changes in the Amount of Your Insurance Coverage, page 31.

There is no defined premium for a given amount of adjustable term insurance benefit. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider benefit multiplied by the amount of adjustable term insurance benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and risk class of the insured person, as well as the length of time since your policy date. See the Fees and Charges - Optional Rider Fees and Charges table on page 12 for the minimum rates, maximum rates and the rates for a representative insured person.

The only charge for this rider is the cost of insurance charge. The total charges that you pay may be more or less if you have some coverage under an adjustable term insurance rider rather than just basic insurance coverage. There are no sales charges or surrender charges for this coverage.

If the total insurance coverage is increased by you after the adjustable term insurance rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original risk class even though satisfactory new evidence of insurability is required for the increased schedule. Although the maximum cost of insurance rates for this rider are greater than the maximum cost of insurance rates for the basic insurance coverage, the current rates for this rider may be lower than current cost of insurance rates for the basic insurance coverage. See Periodic Fees and Charges - Cost of Insurance, page 29.

Not all policy features apply to the adjustable term insurance rider. The rider does not contribute to the policy value nor to the surrender value. It does not affect investment performance and cannot be used for a loan. The adjustable term insurance rider provides benefits only at the insured person's death.

Waiver of Cost of Insurance Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the periodic fees and charges and rider charges during the disability period. The insured person must be no less than age 10 and no more than age 55. See the Fees and Charges - Optional Rider Fees and Charges table on page 12 for the minimum rates, maximum rates and the rates for a representative insured person. The cost of this rider is included as part of the monthly cost of insurance charge.

If you add this rider to your policy, you may not add the waiver of specified premium rider. This rider is not available if your policy is issued based on guaranteed issue underwriting.

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Waiver of Specified Premium Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period, we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 10 and no more than age 55. The minimum coverage under this rider is $25 per month. See the Fees and Charges - Optional Rider Fees and Charges table on page 12 for the minimum rates, maximum rates and the rates for a representative insured person.

A policy may contain either the waiver of cost of insurance rider or the waiver of specified premium rider, but not both.
Automatic Rider Benefit
The following rider benefit may come with your policy automatically. Exercising this benefit may have tax consequences. See Other Tax Matters - Accelerated Death Benefit Rider, page 55.

Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate payment of the death benefit that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit will be the lesser of 75% of the amount that would be payable at the death of the insured person or $1 million. The accelerated benefit will first be used to pay off any outstanding loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum. There is no charge for this rider.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
  Receipt of an accelerated payment under this rider reduces the policy's death benefit, surrender value and rider benefits by the percentage of eligible coverage that is accelerated. For example, if the accelerated payment is 75% of the eligible coverage, the new death benefit will be 25% of the death benefit proceeds just prior to acceleration;
  Accelerating the death benefit will not affect the amount of premium payable on the policy;
  No loans are permitted after this rider is exercised; and
  There may be tax consequences to requesting payment under this rider, and you should consult with a competent tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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In the policy the "policy value" is referred to as the "Account Value"; the "fixed account value" is referred to as the "Account Value of the Guaranteed Interest Division"; the "variable account value" is referred to as the "Account Value of the Investment Options of the Separate Account"; and the "loan account value" is referred to as the "Account Value of the Loan Division."

Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
  The net premium applied to your policy;
  The fees and charges that we deduct;
  Any partial withdrawals you take;
  Interest earned on amounts allocated to the fixed account;
  The investment performance of the funds underlying the sub-accounts of the variable account; and
  Interest earned on amounts held in the loan account.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account, page 20.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

Determining Values in the Sub-Accounts. The value of the amount invested in each sub-account is measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each sub-account varies with the investment performance of its underlying fund. It reflects:
Investment income; Realized and unrealized gains and losses; Fund expenses; and Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.
We redeem accumulation units:
  When amounts are transferred from a sub-account (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your policy value;
  For policy transaction fees;
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

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To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your policy value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the sub-accounts goes up or down depending on investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date, multiplied by The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable; and
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Loan Account Value

When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we credit interest to the amount held in the loan account. Your loan account value is equal to your outstanding loan amount plus accrued interest in the loan account. See Special Features and Benefits - Loans, page 44.

In the policy the "loan account" is referred to as the "Loan Division."

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Special Features and Benefits
Loans

You may borrow money from us at any time after the first policy month, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $100 and the maximum amount you may borrow is limited to the surrender value of your policy minus the monthly periodic fees and charges to your next policy anniversary or the monthly periodic fees and charges for the next thirteen months if you take a loan within thirty days before your next policy anniversary.

Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest which we credit to the loan account becomes part of your loan account value until the next policy anniversary when it is transferred to the investment options according to your most recent allocation instructions.

We also charge interest on loans you take. The annual interest rate charged is 3.75% in policy years 1-10 and currently 3.00% in all years thereafter. Loans with this reduced interest rate are called preferred loans. Interest accrues daily but is due in arrears on each policy anniversary. If you do not pay the interest when it is due, we add it to your loan amount.

Loan Repayment. You may repay your loan at any time. We assume that payments you make, other than scheduled premium payments, are loan repayments. You must tell us if you want unscheduled payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a loan:
  If you do not make loan repayments your policy could lapse if your loan amount plus accrued interest is greater than your policy value, less any surrender charges;
  A loan may cause the termination of the death benefit guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;
  Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;

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  If you use the continuation of coverage feature and you have a loan, loan interest continues to accrue and could cause your policy to lapse;
  If you do not repay your loan we will deduct any outstanding loan amount plus accrued loan interest from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 53.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. Transfers are subject to any conditions that we or the funds whose shares are involved may impose, including:

  If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends;
  The minimum amount you may transfer is $100;
  If the amount remaining in the investment option after a transfer will be less than $100, we will transfer the entire amount; and
  We may limit the number of transfers or restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the sub-accounts of the variable account may be made only during the first 30 days of each policy year and are limited to the greater of:
25% of your fixed account value at the time of the first such transfer in a policy year; The sum of the amounts transferred and withdrawn from the fixed account during the prior policy year; or $100.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime you have at least $10,000 invested in a sub-account which invests in either the ING Liquid Assets Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio (the "source sub-account"), you may elect dollar cost averaging. There is no charge for this feature.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount or percentage of sub-account value from the source sub-account to one or more of the other sub-accounts. We do not permit transfers to the fixed account or the loan account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis.

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This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source sub-account cannot be included in your automatic rebalancing program.
Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate on:
  The date you specify;
  The date your balance in the source sub-account reaches a dollar amount you set;
  The date your balance in the source sub-account is equal to or less than the amount to be transferred. In this situation we will transfer the entire balance of the source sub-account to the other sub-accounts you have selected; or
  Any date when dollar cost averaging transfers are scheduled and the policy is in the grace period.

Automatic Rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. There is no charge for this feature.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request.

You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source sub-account for your dollar cost averaging program cannot be included in your automatic rebalancing program. You may not include the loan account.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

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You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the fixed account, it is considered a transfer from that account. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the fixed account.

If you have a death benefit guarantee and you ask for an automatic rebalancing allocation which does not meet the death benefit guarantee diversification requirements, we will notify you and ask you for revised instructions. If you have a death benefit guarantee and you terminate automatic rebalancing, you still must meet the diversification requirements for the guarantee period to continue. See Death Benefits - Death Benefit Guarantees, page 36.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if the policy is in the grace period on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.
We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
  Exceeds our then-current monitoring standard for excessive trading;
  Is identified as problematic by an underlying fund;
  Is determined, in our sole discretion, to be not in the best interests of other policy owners; or
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy at any time, without prior notice and in our sole discretion, based on, among other factors, the best interests of policy owners, fund investors, fund management considerations and state or federal regulatory developments.

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We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions may include:

  Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
  Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

The Company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

Conversion to a Guaranteed Policy. During the first two policy years you may permanently convert your policy to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year (or the first policy year for "in corridor" policies) you may withdraw part of your policy's surrender value. Twelve partial withdrawals are currently allowed each policy year, and a partial withdrawal must be at least $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your surrender value (or for in corridor policies during the first policy year, the amount that would cause your policy to no longer qualify as "in corridor"). If your withdrawal request is for more than the maximum, we will require you to surrender your policy or reduce the amount of the withdrawal.

A policy is "in corridor" if:
  Under death benefit option 1, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than the amount of your basic insurance coverage;
  Under death benefit option 2, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your basic insurance coverage plus your policy value; or
  Under death benefit option 3, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your basic insurance coverage plus the sum of your premium payments minus partial withdrawals.

We charge a partial withdrawal fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee, page 27.

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Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your net policy value immediately before the withdrawal. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. However, amounts withdrawn from the fixed account may not exceed the amount of the total withdrawal multiplied by the ratio of your policy value in the fixed account to your net policy value immediately before the partial withdrawal.

Effects of a Partial Withdrawal. We will reduce your policy value by the amount of the partial withdrawal plus the partial withdrawal fee. Your policy value may also be reduced by the amount of a surrender charge if you take a partial withdrawal which decreases your basic insurance coverage.

A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

Under death benefit option 1, a partial withdrawal will reduce the amount of your basic insurance coverage by the amount of a partial withdrawal unless:
  No more than fifteen years have passed since your policy date;
  The insured person is younger than age 81; and
  The amount of the partial withdrawal is less than the greater of 10% of your policy value or 5% of the amount of your basic insurance coverage.

Any amount withdrawn in excess of the greater of 10% of your policy value or 5% of the amount of your basic insurance coverage will reduce the amount of your basic insurance coverage by that excess amount.

Under death benefit option 2, a partial withdrawal will not reduce the amount of your basic insurance coverage.

Under death benefit option 3, a partial withdrawal will reduce the amount of your basic insurance coverage by the amount of a partial withdrawal in excess of the total premium we have received from you minus the sum of all your prior partial withdrawals.

Under death benefit option 3, if a partial withdrawal is more than the total premium we have received from you minus the sum of all your prior partial withdrawals, a two step process is used:
  First, your withdrawal of the amount that makes the premium received minus all partial withdrawals equal to zero is taken, and
  Second, the excess withdrawal amount which you requested will reduce the amount of basic insurance coverage if:

  The excess amount is greater than 10% of your policy value after step "1" above; or
  The excess amount is greater than 5% of your basic insurance coverage; and
  The insured person is younger than age 81; and
  No more than fifteen years have passed since your policy date.

If a partial withdrawal reduces the amount of basic insurance coverage, the total amount of insurance coverage will also be reduced for the current year and all future years by an equal amount. Therefore, a partial withdrawal can affect the amount of pure insurance protection under the policy.

We will not allow a partial withdrawal if the amount of total insurance coverage after the withdrawal would be less than $100,000 ($50,000 for guaranteed issue policies).

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A reduction in the amount of basic insurance coverage as a result of a partial withdrawal will be pro-rated among the existing coverage segments, unless state law requires otherwise.
A partial withdrawal may have adverse tax consequences depending on the circumstances. See TAX CONSIDERATIONS - Tax Status of the Policy, page 52.
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender
In the policy the "surrender value" is referred to as the "Net Cash Surrender Value."

You may surrender your policy for its surrender value at any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge and any outstanding loan amount and accrued loan interest.

You may take your surrender value in other than one payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

If you surrender your policy we may deduct a surrender charge. See Transaction Fees and Charges - Surrender Charge, page 27. Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 53.

Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
  A death benefit guarantee is in effect;
  Your net policy value is enough to pay the periodic fees and charges when due; or
  During the continuation of coverage period, your policy value exceeds your outstanding loan amount plus accrued loan interest.

Grace Period. If on a monthly processing date you do not meet any of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

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If the insured person dies during the grace period we pay death benefit proceeds to your beneficiaries with reductions for your outstanding loan amount, accrued loan interest and periodic fees and charges owed.

During the early policy years your net policy value may not be enough to cover the periodic fees and charges due each month, and you may need to pay sufficient premium to keep the death benefit guarantee in force. See Purchasing a Policy - Premium Payments, page 23.

If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits, page 53.
Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy and its riders (other than a death benefit guarantee) by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force during the grace period and for at least two months after reinstatement. When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your coverage lapsed. If you had a loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a competent adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Distributions Other Than Death Benefits - Modified Endowment Contracts, page 53.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

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We do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test."

We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See TAX CONSIDERATIONS - Tax Treatment of Policy Death Benefits, page 53.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each sub-account must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

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Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

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Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:
  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains age 59 ½, (b) which are attributable to the taxpayer's becoming disabled (as defined in the Internal Revenue Code), or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first fifteen policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of preferred loans are uncertain and a tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

In general, interest on a loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

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Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a loan, you should consult a tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

We believe that payments under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Automatic Rider Benefits - Accelerated Death Benefit Rider on page 41 for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy beyond the policy anniversary nearest the insured person's 95th birthday (if using the guideline premium test) or 100th birthday (if using the cash value accumulation test) are unclear. For example, in certain situations it is possible that after the insured person reaches age 95 under a policy using the guideline premium test (or age 100 under a policy using the cash value accumulation test), the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the insured person reaches age 95 if using the guideline premium test (or age 100 under a policy using the cash value accumulation test).

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans
Policy owners may use the policy with various arrangements, including:
Certain qualified plans; Non-qualified deferred compensation or salary continuance plans; Split dollar insurance plans; Executive bonus plans; Retiree medical benefit plans; and Other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

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Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy; A copy of your original application and applications for benefit increases or decreases; Your riders; Your endorsements; Your policy schedule pages; and Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Guaranteed Issue

We may offer policies on a guaranteed issue basis for certain individuals, groups or sponsored arrangements. We issue these policies up to a preset face amount with reduced evidence of insurability. Guaranteed issue policies carry a different mortality risk compared with policies that are fully underwritten, and we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:

Issue age of the insured person; and Risk class of the insured person.

Generally, most guaranteed issue policies have higher overall charges for insurance than similar underwritten policies issued in the standard rate classes. This means that an insured person in a group or sponsored arrangement could get individual or fully underwritten insurance coverage at a lower overall cost.

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Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 85 (age 70 for guaranteed issue policies).

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 54.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters, page 54.

Incontestability

After your policy has been in force and the insured person is alive for two years from the policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

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Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus Outstanding loan account value plus accrued loan interest; minus Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and periodic fees and charges which were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certainforms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage, page 24.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds; Surrender value; Partial withdrawals; and Loan proceeds.
We may delay processing these transactions if:
  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for changes to your policy or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

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Telephone Privileges

Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers; Change premium allocations; Change your dollar cost averaging and automatic rebalancing programs; Request partial withdrawals; and Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification; Providing written confirmation of any transactions; and Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time. See Transfers - Limits on Frequent or Disruptive Transfers, page 47

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of Security Life of Denver Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends, and, investment performance or other information we believe may be of interest to our customers.

Asset Portfolio Manager - 61

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be at least $2,000.

The following settlement options are available:
  Option 1 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 2 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;
  Option 3 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 4 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid; and
  Option 5 - Other options we offer at the time we pay the benefit.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Reports

Annual Statement. We will send you an annual statement once each policy year showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, planned premiums and rates of return (within limits) you specify. We may assess a charge not to exceed $25 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 27.

62 - Asset Portfolio Manager

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center toll-free at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Trading - Industry Developments

As with many financial services companies, the company and affiliates of the company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The company is also reviewing its policies and procedures in this area.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

Asset Portfolio Manager - 63

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64 - Asset Portfolio Manager

APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	48	1.97	56	1.46	64	1.22	72	1.11
41	2.43	49	1.91	57	1.42	65	1.20	73	1.09
42	2.36	50	1.85	58	1.38	66	1.19	74	1.07
43	2.29	51	1.78	59	1.34	67	1.18	75 - 90	1.05
44	2.22	52	1.71	60	1.30	68	1.17	91	1.04
45	2.15	53	1.64	61	1.28	69	1.16	92	1.03
46	2.09	54	1.57	62	1.26	70	1.15	93	1.02
47	2.03	55	1.50	63	1.24	71	1.13	94	1.01
								95 +	1.00

Cash Value Accumulation Test Factors
The cash value accumulation test factors vary depending on the age and gender of the insured person.

Generally, the cash value accumulation test requires that a policy's death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy's future benefits. The net single premium for a policy is calculated using the greater of 4.00% or the rates of interest guaranteed in the Guaranteed Interest Division of the policy and the 1980 Commissioner's Standard Ordinary Mortality Table and will vary according to the age and gender of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age and gender.

A-1

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APPENDIX B

The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table on page 14 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/Subadviser	Investment Objective
AIM V.I. Capital Appreciation Fund - Series I	Investment Adviser: A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Government Securities Fund - Series I	Investment Adviser: A I M Advisors, Inc.	Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.
AIM V.I. High Yield Fund - Series I	Investment Adviser: A I M Advisors, Inc.	Seeks to achieve a high level of current income.
Alger American Growth Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Small Capitalization Portfolio - Class O Shares	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
American Funds Insurance Series - Growth Fund - Class 2	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth - Income Fund - Class 2	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund - Class 2	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Asset Manager SM Portfolio - Service Class

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.

Seeks to obtain high total return with reduced risk over the long term.
Fidelity® VIP Growth Portfolio - Service Class	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.

B-1

Fund Name	Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Index 500 Portfolio - Initial Class	Investment Adviser: Fidelity Management & Research Company Sub-Adviser: Geode Capital Management, LLC (Geode)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 IndexSM (S&P 500®).
Fidelity® VIP Overseas Portfolio - Service Class

Investment Adviser:
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital.
ING Hard Assets Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified Portfolio that seeks long-term capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (formerly ING JPMorgan Fleming Small Cap Equity Portfolio) - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	A nondiversified Portfolio that seeks capital growth over the long term.
ING Legg Mason Value Portfolio (formerly ING Janus Growth and Income Portfolio) - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	Seeks long-term growth of capital.
ING Liquid Assets Portfolio - Class S Shares	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING Marsico Growth Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Mercury Focus Value Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital
ING MFS Mid-Cap Growth Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.

B-2

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Salomon Brothers Investors Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management, Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Van Kampen Equity Growth Portfolio - Class I Shares	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING JP Morgan Mid Cap Value Portfolio - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company. Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING PIMCO Total Return Portfolio - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation Portfolio) - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: UBS Global Asset Management (US) Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
ING Van Kampen Comstock Portfolio - Initial Class	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: Van Kampen	Seeks capital growth and income.
ING VP Bond Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to maximize total return.

B-3

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING VP Index Plus LargeCap Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.
ING VP MagnaCap Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks growth of capital with a dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio - Class I Shares	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
INVESCO VIF-Core Equity Fund - Series I shares	Investment Adviser: A I M Advisors, Inc. Investment Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks to provide a high total return.
INVESCO VIF-Health Sciences Fund - Series I shares	Investment Adviser: A I M Advisors, Inc. Investment Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth.
INVESCO VIF-Small Company Growth Fund - Series I shares	Investment Adviser: A I M Advisors, Inc. Investment Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks long-term capital growth.
INVESCO VIF-Total Return Fund - Series I shares	Investment Adviser: A I M Advisors, Inc. Investment Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks to provide high total return.
INVESCO VIF-Utilities Fund - Series I shares	Investment Adviser: A I M Advisors, Inc. Investment Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth.
Janus Aspen Growth Portfolio - Service Shares	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen International Growth Portfolio - Service Shares	Investment Adviser: Janus Capital	Seeks long-term growth of capital.

B-4

Fund Name	Investment Adviser/Subadviser	Investment Objective
Janus Aspen Mid Cap Growth Portfolio - Service Shares	Investment Adviser: Janus Capital	Seeks long-term growth of capital.
Janus Aspen Worldwide Growth Portfolio - Service Shares	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.
Neuberger Berman AMT Growth Portfolio - Class I Shares	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I Shares	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Partners Portfolio - Class I Shares	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital.
Pioneer Mid Cap Value VCT Portfolio - Class I Shares	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
Pioneer Small Cap Value VCT Portfolio - Class I Shares	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth.
Putnam VT Growth and Income Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund - Class IB Shares	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Van Eck Worldwide Bond Fund	Investment Adviser: Van Eck Associates Corporation	Seeks high total return--income plus capital appreciation.
Van Eck Worldwide Emerging Markets Fund	Investment Adviser: Van Eck Associates Corporation	Seeks long-term capital appreciation.
Van Eck Worldwide Hard Assets Fund	Investment Adviser: Van Eck Associates Corporation	Seeks long-term capital appreciation.
Van Eck Worldwide Real Estate Fund	Investment Adviser: Van Eck Associates Corporation	Seeks to maximize return.

B-5

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $25 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee, page 27.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-08292
1933 Act file No. 333-50278

ASSET PORTFOLIO MANAGER
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account L1

M Funds Supplement Dated May 1, 2004
to the Prospectus dated May 1, 2004
This Supplement adds certain information to your Prospectus, dated May 1, 2004. Please read it carefully and keep it with your Prospectus for future reference.
______________________________________________________________________

Investment Portfolios. Four additional funds are currently available through your Policy: Brandes International Equity Fund; Business Opportunity Value Fund; Frontier Capital Appreciation Fund; and Turner Core Growth Fund. For a more complete description of these funds' investments, risks, costs and expenses, please see the accompanying prospectus for each fund.

Your policy's prospectus and the fund prospectuses can be requested by calling our Customer Service Center toll-free at 1-877-253-5050. These prospectuses contain information about your policy's investment options and the various fund fees and charges. Please read your policy's prospectus and the fund prospectuses carefully before investing.

* * * * * * * * * * * * * * * * *
The following information is added to the Fund Expense Table on page 15 of the prospectus:
Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
M Fund, Inc. Brandes International Equity Fund [30]	0.72%	N/A	0.25%	0.97%	0.00%	0.97%
M Fund, Inc. Business Opportunity Value Fund [30]	0.65%	N/A	0.88%	1.53%	0.63%	0.90%
M Fund, Inc. Frontier Capital Appreciation Fund [30]	0.90%	N/A	0.21%	1.11%	0.00%	1.11%
M Fund, Inc. Turner Core Growth Fund [30]	0.45%	N/A	0.27%	0.72%	0.02%	0.70%

[30]

For the period ending May 1, 2004 to April 30, 2005, the adviser has contractually agreed to reimburse the Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets. Fees and expenses shown are for the year ended December 31, 2003. Future fees and expenses may be different.

132693	Page 1 of 2	May 2004

The following information is added to Appendix B of the prospectus:
Fund Name	Investment Adviser/Subadviser	Investment Objective
M Fund Brandes International Equity Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Brandes Investment Partners, LLC	Seeks to provide long-term capital appreciation.
M Fund Business Opportunity Value Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Iridian Asset Management LLC	Seeks to provide long-term capital appreciation.
M Fund Frontier Capital Appreciation Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Frontier Capital Management Company, LLC	Seeks to provide maximum capital appreciation.
M Fund Turner Core Growth Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Turner Investment Partners, Inc.	Seeks to provide long-term capital appreciation.

132693	Page 2 of 2	May 2004

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT L1 OF SECURITY LIFE OF DENVER INSURANCE COMPANY
Statement of Additional Information dated May 1, 2004
ASSET PORTFOLIO MANAGER Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Asset Portfolio Manager prospectus dated May 1, 2004. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account L1.

A free prospectus is available upon request by contacting the Security Life of Denver Insurance Company Customer Service P.O. Box 5065, Minot, ND 58702-5065, by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History	2
Distribution of the Policies	2
Performance Reporting and Advertising	3
Experts	4
Financial Statements	5
Financial Statements of Security Life Separate Account L1	S-1
Financial Statements of Security Life of Denver Insurance Company	F-1

GENERAL INFORMATION AND HISTORY

Security Life of Denver Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado and an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We established the Security Life Separate Account L1 (the "variable account") on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2003, 2002 and 2001, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $605,518, $493,873 and $665,997, respectively.

We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

The policy has two structures for the distribution allowance, but the structure does not affect fees or charges on your policy.
2

Under one structure, the distribution allowance is up to 65% of the target premium we receive in the first year and a lower percentage in years 2 – 5. For premium over target we also pay less. Under this structure a broker/dealer also receives renewal commissions of up to 3% of gross premiums received in the 6th – 10th years, and lower thereafter.

Under the other structure, the distribution allowance is up to 100% of the target premium we receive in the first year. For premium over target we pay less. Under this structure a broker/dealer also receives renewal commissions of up to 4% of gross premiums received in the 2nd – 10th years, and lower thereafter.

Under both structures, broker/dealers receive trail commissions of up to 0.15% of the average net policy value in policy years 2-20 and a lower rate thereafter.
In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination or the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;
  Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and
  Certain overrides and other benefits, which may include cash compensation, based on the amount of earned commissions, agent/representative recruiting, and other activities that promote the sale of policies.

We pay dealer concessions, wholesaling fees, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.
PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUB-ACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S TAX, SALES, COST OF INSURANCE, MORTALITY AND EXPENSE RISK, POLICY AND ADMINISTRATIVE CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

3

Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the sub-accounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065 or by calling 1-877-253-5050.

EXPERTS

The statements of assets and liabilities of Security Life Separate Account L1 as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and the statutory-basis financial statements of Security Life of Denver Insurance Company as of December 31, 2003 and 2002 and for the years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

4

FINANCIAL STATEMENTS
The financial statements of the variable account reflect the operations of the variable account as of December 31, 2003, and for the year then ended and are audited.

The statutory basis financial statements of the company as of December 31, 2003 and 2002 and for the years then ended are audited. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The periods covered are not necessarily indicative of the longer term performance of the company.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215

5

Financial Statements
Security Life of Denver Insurance Company
Separate Account L1
Year ended December 31, 2003
with Report of Independent Auditors
S-1

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S-2
SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Financial Statements
Year ended December 31, 2003

S-3

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S-4

Report of Independent Auditors

The Board of Directors and Participants
Security Life of Denver Insurance Company

We have audited the accompanying statements of assets and liabilities of Security Life of Denver Insurance Company Separate Account L1 (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	Fidelity® VIP Overseas Portfolio - Initial Class
AIM VI Capital Appreciation Fund - Series I Shares	Fidelity® VIP Overseas Portfolio - Service Class
AIM VI Government Securities Fund - Series I Shares	ING Income Shares:
Alger American Funds:	ING VP Bond Portfolio - Class R
Alger American Growth Portfolio - Class O Shares	ING Investors Trust:
Alger American Leveraged AllCap Portfolio - Class O	ING Hard Assets Portfolio - Institutional Class
Shares	ING Limited Maturity Bond Portfolio - Service Class
Alger American MidCap Growth Portfolio - Class O	ING Liquid Assets Portfolio - Service Class
Shares	ING Marisco Growth Portfolio - Institutional Class
Alger American Small Capitalization Portfolio - Class	ING MFS Mid Cap Growth Portfolio - Institutional
O Shares	Class
American Funds Insurance Series:	ING MFS Research Portfolio - Institutional Class
American Funds - Growth Fund -	ING MFS Total Return Portfolio - Institutional Class
Class 2	ING T. Rowe Price Capital Appreciation Portfolio -
American Funds - Growth-Income	Institutional Class
Fund - Class 2	ING T. Rowe Price Equity Income Portfolio -
American Funds - International Fund	Institutional Class
- Class 2	ING Partners, Inc.:
Fidelity® Variable Insurance Products Funds:	ING JPMorgan Mid Cap Value - Initial Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial	ING PIMCO Total Return Portfolio - Initial Class
Class	ING Salomon Brothers Aggressive Growth Portfolio -
Fidelity® VIP Asset ManagerSM Portfolio - Service	Initial Class
Class	ING Salomon Brothers Investors Portfolio -
Fidelity® VIP Growth Portfolio - Initial Class	Institutional Class
Fidelity® VIP Growth Portfolio - Service Class	ING UBS Tactical Asset Allocation Portfolio - Initial
Fidelity® VIP Index 500 Portfolio - Initial Class	Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class

S-5

ING Variable Portfolios, Inc.:	M Fund, Inc:
ING VP Index Plus Large Cap Portfolio - Class R	Brandes International Equity Fund
ING VP Index Plus Mid Cap Portfolio - Class R	Business Opportunity Value Fund
ING VP Index Plus Small Cap Portfolio - Class R	Clifton Enhanced US Equity Fund
ING Variable Products Trust:	Frontier Capital Appreciation Fund
ING VP Growth Opportunities Portfolio - Class R	Turner Core Growth Fund
ING VP MagnaCap Portfolio - Class R	Neuberger Berman Advisers Management Trust:
ING VP MidCap Opportunities Portfolio - Class R	Neuberger Berman AMT Growth Portfolio
ING VP SmallCap Opportunities Portfolio - Class R	Neuberger Berman AMT Limited Maturity Bond
INVESCO Variable Investment Funds, Inc.:	Portfolio – Class I
INVESCO VIF-Core Equity Fund	Neuberger Berman AMT Partners Portfolio - Class I
INVESCO VIF-Health Sciences Fund	Pioneer Variable Contracts Trust:
INVESCO VIF-High Yield Fund	Pioneer Mid-Cap Value VCT Portfolio - Class I
INVESCO VIF-Small Company Growth Fund	Pioneer Small Cap Value VCT Portfolio - Class I
INVESCO VIF-Total Return Fund	Putnam Variable Trust:
INVESCO VIF-Utilities Fund	Putnam VT Growth and Income Fund - Class IB
Janus Aspen Series:	Shares
Janus Aspen Growth Portfolio - Service Shares	Putnam VT New Opportunities Fund - Class IB Shares
Janus Aspen Series International Growth Portfolio -	Putnam VT Small Cap Value Fund - Class IB Shares
Service Shares	Putnam VT Voyager Fund - Class IB Shares
Janus Aspen Series Mid Cap Growth Portfolio -	Van Eck Worldwide Insurance Trust:
Service Shares	Van Eck Worldwide Bond Fund
Janus Aspen Series Worldwide Growth Portfolio -	Van Eck Worldwide Emerging Markets Fund
Service Shares	Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

S-6

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions of the Security Life of Denver Insurance Company Separate Account L1 at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

S-7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

				Alger	Alger
	AIM VI	AIM VI	Alger	American	American
	Capital	Government	American	Leveraged	MidCap
	Appreciation	Securities	Growth	AllCap	Growth

Assets
Investments in mutual funds
at fair value	$ 10,989	$ 29,800	$ 44,540	$ 18,180	$ 43,924

Total assets	10,989	29,800	44,540	18,180	43,924

Net assets	$ 10,989	$ 29,800	$ 44,540	$ 18,180	$ 43,924

Number of units outstanding:
Class A	944,437.260	2,017,586.972	1,922,128.600	579,069.968	1,272,167.837

Class B	102,125.603	270,861.713	339,052.152	122,901.103	352,070.795

Value per unit:
Class A	$ 10.65	$ 13.01	$ 21.74	$ 29.61	$ 30.91

Class B	$ 9.11	$ 13.11	$ 8.12	$ 8.41	$ 13.07

Total number of
mutual fund shares	516,383	2,436,615	1,337,945	647,200	2,387,189

Cost of mutual fund shares	$ 9,880	$ 29,728	$ 53,013	$ 17,706	$ 37,439

The accompanying notes are an integral part of these financial statements.

S-8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Alger
	American	American	American	American	Fidelity® VIP
	Small	Funds	Funds	Funds	Asset
	Capitalization	Growth	Growth-Income	International	ManagerSM

Assets
Investments in mutual funds
at fair value	$ 19,376	$ 3,929	$ 3,463	$ 2,412	$ 21,003

Total assets	19,376	3,929	3,463	2,412	21,003

Net assets	$ 19,376	$ 3,929	$ 3,463	$ 2,412	$ 21,003

Number of units outstanding:
Class A	1,366,912.242	225,349.476	185,194.154	102,569.110	1,159,746.952

Class B	79,486.668	79,266.687	82,606.086	71,120.487	-

Value per unit:
Class A	$ 13.76	$ 12.88	$ 12.91	$ 13.86	$ 18.11

Class B	$ 7.14	$ 12.95	$ 12.98	$ 13.93	$ -

Total number of
mutual fund shares	1,114,859	86,352	103,437	180,024	1,452,491

Cost of mutual fund shares	$ 14,541	$ 3,680	$ 3,238	$ 2,199	$ 19,253

The accompanying notes are an integral part of these financial statements.

S-9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Fidelity® VIP				Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Money
	ManagerSM> SC	Growth	Growth SC	Index 500	Market

Assets
Investments in mutual funds
at fair value	$ 1,056	$ 53,751	$ 2,000	$ 195,682	$ 68,318

Total assets	1,056	53,751	2,000	195,682	68,318

Net assets	$ 1,056	$ 53,751	$ 2,000	$ 195,682	$ 68,318

Number of units outstanding:
Class A	-	2,323,048.766	-	7,056,176.390	4,914,978.848

Class B	99,266.388	61,069.091	252,804.825	2,380,264.503	-

Value per unit:
Class A	$ -	$ 22.92	$ -	$ 24.75	$ 13.90

Class B	$ 10.64	$ 8.29	$ 7.91	$ 8.84	$ -

Total number of
mutual fund shares	73,500	1,731,654	64,673	1,551,430	68,318,206

Cost of mutual fund shares	$ 967	$ 50,314	$ 1,635	$ 199,626	$ 68,317

The accompanying notes are an integral part of these financial statements.

S-10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

					ING Limited
	Fidelity® VIP	Fidelity® VIP	ING VP	ING Hard	Maturity
	Overseas	Overseas SC	Bond	Assets	Bond

Assets
Investments in mutual funds
at fair value	$ 38,294	$ 1,641	$ 5,775	$ 61	$ 465

Total assets	38,294	1,641	5,775	61	465

Net assets	$ 38,294	$ 1,641	$ 5,775	$ 61	$ 465

Number of units outstanding:
Class A	2,625,421.903	-	330,623.842	2,681.885	-

Class B	49,330.145	188,658.881	174,719.213	1,466.933	35,577.884

Value per unit:
Class A	$ 14.41	$ -	$ 11.38	$ 15.45	$ -

Class B	$ 9.35	$ 8.70	$ 11.52	$ 13.11	$ 13.08

Total number of
mutual fund shares	2,456,290	105,688	408,146	4,072	39,945

Cost of mutual fund shares	$ 31,499	$ 1,324	$ 5,664	$ 55	$ 462

The accompanying notes are an integral part of these financial statements.

S-11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

			ING MFS		ING MFS
	ING Liquid	ING Marisco	Mid Cap	ING MFS	Total
	Assets	Growth	Growth	Research	Return

Assets
Investments in mutual funds
at fair value	$ 20,993	$ 1,870	$ 2,923	$ 7	$ 1,246

Total assets	20,993	1,870	2,923	7	1,246

Net assets	$ 20,993	$ 1,870	$ 2,923	$ 7	$ 1,246

Number of units outstanding:
Class A	-	91,871.834	247,475.560	-	29,404.864

Class B	1,827,077.212	89,645.416	133,424.028	794.548	70,057.945

Value per unit:
Class A	$ -	$ 12.78	$ 6.79	$ -	$ 11.57

Class B	$ 11.49	$ 7.76	$ 9.31	$ 8.22	$ 12.93

Total number of
mutual fund shares	20,993,117	144,831	288,503	439	72,361

Cost of mutual fund shares	$ 20,993	$ 1,819	$ 2,608	$ 6	$ 1,159

The accompanying notes are an integral part of these financial statements.

S-12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

			ING		ING Salomon
	ING T. Rowe	ING T. Rowe	JPMorgan	ING PIMCO	Brothers
	Price Capital	Price Equity	Mid Cap	Total	Aggressive
	Appreciation	Income	Value	Return	Growth

Assets
Investments in mutual funds
at fair value	$ 22,308	$ 2,734	$ 1,139	$ 5,884	$ 123

Total assets	22,308	2,734	1,139	5,884	123

Net assets	$ 22,308	$ 2,734	$ 1,139	$ 5,884	$ 123

Number of units outstanding:
Class A	1,223,705.521	157,946.036	47,421.972	520,349.537	5,398.709

Class B	461,983.799	62,189.463	41,853.534	55,721.030	4,186.085

Value per unit:
Class A	$ 13.16	$ 12.70	$ 12.73	$ 10.21	$ 12.77

Class B	$ 13.43	$ 11.71	$ 12.80	$ 10.26	$ 12.83

Total number of
mutual fund shares	1,044,890	225,404	95,668	554,093	3,369

Cost of mutual fund shares	$ 18,836	$ 2,492	$ 1,079	$ 5,927	$ 116

The accompanying notes are an integral part of these financial statements.

S-13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

		ING UBS
	ING Salomon	Tactical	ING	ING VP Index	ING VP Index
	Brothers	Asset	Van Kampen	Plus	Plus
	Investors	Allocation	Comstock	Large Cap	Mid Cap

Assets
Investments in mutual funds
at fair value	$ 161	$ 143	$ 4,034	$ 4,224	$ 7,802

Total assets	161	143	4,034	4,224	7,802

Net assets	$ 161	$ 143	$ 4,034	$ 4,224	$ 7,802

Number of units outstanding:
Class A	9,425.543	9,596.183	214,534.918	226,365.623	278,489.976

Class B	2,946.635	4,881.472	157,806.996	195,624.913	433,647.315

Value per unit:
Class A	$ 13.02	$ 9.85	$ 10.78	$ 9.95	$ 10.87

Class B	$ 13.09	$ 9.97	$ 10.91	$ 10.08	$ 11.01

Total number of
mutual fund shares	15,347	4,718	380,600	311,982	498,826

Cost of mutual fund shares	$ 147	$ 130	$ 3,514	$ 3,633	$ 6,477

The accompanying notes are an integral part of these financial statements.

S-14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	ING VP Index	ING VP		ING VP	ING VP
	Plus	Growth	ING VP	MidCap	SmallCap
	Small Cap	Opportunities	MagnaCap	Opportunities	Opportunities

Assets
Investments in mutual funds
at fair value	$ 2,906	$ 281	$ 1,281	$ 1,404	$ 2,743

Total assets	2,906	281	1,281	1,404	2,743

Net assets	$ 2,906	$ 281	$ 1,281	$ 1,404	$ 2,743

Number of units outstanding:
Class A	149,254.314	27,649.204	86,895.751	37,427.115	244,164.180

Class B	112,197.465	8,484.742	44,048.862	114,164.269	120,896.212

Value per unit:
Class A	$ 11.05	$ 7.75	$ 9.71	$ 9.12	$ 7.46

Class B	$ 11.20	$ 7.91	$ 9.92	$ 9.31	$ 7.62

Total number of
mutual fund shares	214,931	56,392	144,878	228,326	185,819

Cost of mutual fund shares	$ 2,330	$ 251	$ 1,054	$ 1,104	$ 2,487

The accompanying notes are an integral part of these financial statements.

S-15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

				INVESCO
	INVESCO	INVESCO	INVESCO	VIF - Small	INVESCO
	VIF - Core	VIF - Health	VIF - High	Company	VIF - Total
	Equity	Sciences	Yield	Growth	Return

Assets
Investments in mutual funds
at fair value	$ 27,110	$ 631	$ 27,768	$ 13,864	$ 10,471

Total assets	27,110	631	27,768	13,864	10,471

Net assets	$ 27,110	$ 631	$ 27,768	$ 13,864	$ 10,471

Number of units outstanding:
Class A	1,036,512.551	45,231.327	1,629,863.630	959,716.789	583,565.243

Class B	230,372.665	15,443.595	213,277.916	141,139.985	55,869.316

Value per unit:
Class A	$ 23.99	$ 10.37	$ 15.79	$ 12.99	$ 16.94

Class B	$ 9.74	$ 10.50	$ 9.53	$ 9.90	$ 10.47

Total number of
mutual fund shares	1,513,666	35,925	3,501,650	1,024,686	825,753

Cost of mutual fund shares	$ 26,644	$ 549	$ 26,260	$ 11,582	$ 10,000

The accompanying notes are an integral part of these financial statements.

S-16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

			Janus Aspen	Janus Aspen
	INVESCO	Janus Aspen	International	Mid Cap	Janus Aspen
	VIF - Utilities	Growth	Growth	Growth	Worldwide

Assets
Investments in mutual funds
at fair value	$ 8,951	$ 4,019	$ 6,883	$ 2,203	$ 3,806

Total assets	8,951	4,019	6,883	2,203	3,806

Net assets	$ 8,951	$ 4,019	$ 6,883	$ 2,203	$ 3,806

Number of units outstanding:
Class A	581,378.008	470,135.461	691,879.328	469,269.981	473,178.664

Class B	111,563.193	210,606.487	358,207.136	90,389.303	153,209.052

Value per unit:
Class A	$ 14.13	$ 5.86	$ 6.50	$ 3.92	$ 6.04

Class B	$ 6.60	$ 6.00	$ 6.66	$ 4.02	$ 6.19

Total number of
mutual fund shares	690,678	211,063	300,694	104,651	148,108

Cost of mutual fund shares	$ 7,876	$ 3,265	$ 5,482	$ 1,908	$ 3,503

The accompanying notes are an integral part of these financial statements.

S-17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Brandes	Business	Frontier		Neuberger
	International	Opportunity	Capital	Turner	Berman AMT
	Equity	Value	Appreciation	Core Growth	Growth

Assets
Investments in mutual funds
at fair value	$ 8,330	$ 1,103	$ 5,926	$ 1,538	$ 14,408

Total assets	8,330	1,103	5,926	1,538	14,408

Net assets	$ 8,330	$ 1,103	$ 5,926	$ 1,538	$ 14,408

Number of units outstanding:
Class A	694,748.601	94,450.619	480,047.285	154,179.884	868,224.752

Class B	18,625.190	18,210.257	11,090.065	11,806.988	37,817.543

Value per unit:
Class A	$ 11.67	$ 9.77	$ 12.06	$ 9.25	$ 16.26

Class B	$ 11.91	$ 9.90	$ 12.32	$ 9.44	$ 7.68

Total number of
mutual fund shares	572,084	109,323	300,507	116,575	1,382,704

Cost of mutual fund shares	$ 6,401	$ 911	$ 4,111	$ 1,357	$ 13,794

The accompanying notes are an integral part of these financial statements.

S-18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Neuberger
	Berman AMT	Neuberger	Pioneer	Pioneer	Putnam VT
	Limited	Berman AMT	Mid-Cap	Small Cap	Growth and
	Maturity Bond	Partners	Value VCT	Value VCT	Income

Assets
Investments in mutual funds
at fair value	$ 30,686	$ 32,014	$ 7,115	$ 2,455	$ 5,300

Total assets	30,686	32,014	7,115	2,455	5,300

Net assets	$ 30,686	$ 32,014	$ 7,115	$ 2,455	$ 5,300

Number of units outstanding:
Class A	1,741,581.543	1,320,840.811	503,980.540	175,680.751	358,889.858

Class B	350,662.826	82,196.064	112,190.778	54,150.389	167,623.992

Value per unit:
Class A	$ 15.32	$ 23.62	$ 11.52	$ 10.65	$ 10.00

Class B	$ 11.42	$ 9.93	$ 11.67	$ 10.79	$ 10.21

Total number of
mutual fund shares	2,324,667	2,078,861	347,588	196,423	227,874

Cost of mutual fund shares	$ 30,970	$ 29,352	$ 6,360	$ 2,166	$ 4,389

The accompanying notes are an integral part of these financial statements.

S-19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

					Van Eck
	Putnam VT	Putnam VT		Van Eck	Worldwide
	New	Small Cap	Putnam VT	Worldwide	Emerging
	Opportunities	Value	Voyager	Bond	Markets

Assets
Investments in mutual funds
at fair value	$ 776	$ 15,925	$ 1,455	$ 5,371	$ 10,998

Total assets	776	15,925	1,455	5,371	10,998

Net assets	$ 776	$ 15,925	$ 1,455	$ 5,371	$ 10,998

Number of units outstanding:
Class A	61,451.587	890,057.696	111,431.062	341,154.529	877,628.981

Class B	27,552.729	244,791.712	56,514.600	53,206.281	89,707.761

Value per unit:
Class A	$ 8.66	$ 13.97	$ 8.60	$ 13.61	$ 11.29

Class B	$ 8.84	$ 14.26	$ 8.78	$ 13.68	$ 12.15

Total number of
mutual fund shares	50,935	878,854	56,029	403,529	905,216

Cost of mutual fund shares	$ 657	$ 12,107	$ 1,237	$ 4,841	$ 7,953

The accompanying notes are an integral part of these financial statements.

S-20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2003
(Dollars in thousands, except for unit data)

	Van Eck	Van Eck
	Worldwide	Worldwide
	Hard Assets	Real Estate

Assets
Investments in mutual funds at fair value	$ 7,224	$ 6,614

Total assets	7,224	6,614

Net assets	$ 7,224	$ 6,614

Number of units outstanding:
Class A	519,376.187	425,644.792

Class B	25,996.030	67,342.566

Value per unit:
Class A	$ 13.28	$ 13.19

Class B	$ 12.57	$ 14.84

Total number of mutual fund shares	485,816	499,518

Cost of mutual fund shares	$ 5,877	$ 5,442

The accompanying notes are an integral part of these financial statements.

S-21
SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

				Alger	Alger
	AIM VI	AIM VI	Alger	American	American
	Capital	Government	American	Leveraged	MidCap
	Appreciation	Securities	Growth	AllCap	Growth

Net investment income (loss)
Income:
Dividends from mutual funds	$ -	$ 735	$ -	$ -	$ -

Total investment income (loss)	-	735	-	-	-

Expenses:
Mortality, expense risk and other charges	68	243	270	114	244

Total expenses	68	243	270	114	244

Net investment income (loss)	(68)	492	(270)	(114)	(244)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(465)	857	(8,251)	(803)	(1,579)
Net unrealized appreciation (depreciation)
on invesments	3,013	(1,265)	19,787	5,464	15,543

Net realized and unrealized gain (loss) on
investments	2,548	(408)	11,536	4,661	13,964

Net increase (decrease) in net assets resulting
from operations	$ 2,480	$ 84	$ 11,266	$ 4,547	$ 13,720

The accompanying notes are an integral part of these financial statements.

S-22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Alger
	American	American	American	American	Fidelity® VIP
	Small	Funds	Funds	Funds	Asset
	Capitalization	Growth	Growth-Income	International	ManagerSM

Net investment income (loss)
Income:
Dividends from mutual funds	$ -	$ 3	$ 24	$ 24	$ 767

Total investment income (loss)	-	3	24	24	767

Expenses:
Mortality, expense risk and other charges	121	4	4	3	161

Total expenses	121	4	4	3	161

Net investment income (loss)	(121)	(1)	20	21	606

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(928)	2	33	20	(876)
Net unrealized appreciation (depreciation)
on invesments	6,948	249	225	213	3,655

Net realized and unrealized gain (loss) on
investments	6,020	251	258	233	2,779

Net increase (decrease) in net assets resulting
from operations	$ 5,899	$ 250	$ 278	$ 254	$ 3,385

The accompanying notes are an integral part of these financial statements.

S-23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Fidelity® VIP				Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Money
	ManagerSM SC	Growth	Growth SC	Index 500	Market

Net investment income (loss)
Income:
Dividends from mutual funds	$ 23	$ 121	$ 1	$ 2,471	$ 862

Total investment income (loss)	23	121	1	2,471	862

Expenses:
Mortality, expense risk and other charges	-	357	-	1,178	647

Total expenses	-	357	-	1,178	647

Net investment income (loss)	23	(236)	1	1,293	215

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(5,562)	(43)	(10,631)	1
Net unrealized appreciation (depreciation)
on invesments	111	19,283	436	52,584	(1)

Net realized and unrealized gain (loss) on
investments	102	13,721	393	41,953	-

Net increase (decrease) in net assets resulting
from operations	$ 125	$ 13,485	$ 394	$ 43,246	$ 215

The accompanying notes are an integral part of these financial statements.

S-24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

					ING Limited
	Fidelity® VIP	Fidelity® VIP	ING VP	ING Hard	Maturity
	Overseas	Overseas SC	Bond	Assets	Bond

Net investment income (loss)
Income:
Dividends from mutual funds	$ 230	$ 5	$ 78	$ -	$ 5

Total investment income (loss)	230	5	78	-	5

Expenses:
Mortality, expense risk and other charges	223	-	26	-	-

Total expenses	223	-	26	-	-

Net investment income (loss)	7	5	52	-	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,817	(16)	108	-	-
Net unrealized appreciation (depreciation)
on invesments	7,962	373	105	6	6

Net realized and unrealized gain (loss) on
investments	11,779	357	213	6	6

Net increase (decrease) in net assets resulting
from operations	$ 11,786	$ 362	$ 265	$ 6	$ 11

The accompanying notes are an integral part of these financial statements.

S-25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

			ING MFS		ING MFS
	ING Liquid	ING Marisco	Mid Cap	ING MFS	Total
	Assets	Growth	Growth	Research	Return

Net investment income (loss)
Income:
Dividends from mutual funds	$ 161	$ -	$ -	$ -	$ 7

Total investment income (loss)	161	-	-	-	7

Expenses:
Mortality, expense risk and other charges	-	3	9	-	1

Total expenses	-	3	9	-	1

Net investment income (loss)	161	(3)	(9)	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	52	(41)	-	1
Net unrealized appreciation (depreciation)
on invesments	-	51	639	1	86

Net realized and unrealized gain (loss) on
investments	-	103	598	1	87

Net increase (decrease) in net assets resulting
from operations	$ 161	$ 100	$ 589	$ 1	$ 93

The accompanying notes are an integral part of these financial statements.

S-26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

			ING		ING Salomon
	ING T. Rowe	ING T. Rowe	JPMorgan	ING PIMCO	Brothers
	Price Capital	Price Equity	Mid Cap	Total	Aggressive
	Appreciation	Income	Value	Return	Growth

Net investment income (loss)
Income:
Dividends from mutual funds	$ 123	$ 12	$ 12	$ 181	$ -

Total investment income (loss)	123	12	12	181	-

Expenses:
Mortality, expense risk and other charges	88	5	1	12	-

Total expenses	88	5	1	12	-

Net investment income (loss)	35	7	11	169	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	64	19	11	(12)	-
Net unrealized appreciation (depreciation)
on invesments	3,883	244	60	(43)	7

Net realized and unrealized gain (loss) on
investments	3,947	263	71	(55)	7

Net increase (decrease) in net assets resulting
from operations	$ 3,982	$ 270	$ 82	$ 114	$ 7

The accompanying notes are an integral part of these financial statements.

S-27

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

		ING UBS
	ING Salomon	Tactical	ING	ING VP Index	ING VP Index
	Brothers	Asset	Van Kampen	Plus	Plus
	Investors	Allocation	Comstock	Large Cap	Mid Cap

Net investment income (loss)
Income:
Dividends from mutual funds	$ -	$ -	$ 92	$ 32	$ 22

Total investment income (loss)	-	-	92	32	22

Expenses:
Mortality, expense risk and other charges	-	-	11	9	15

Total expenses	-	-	11	9	15

Net investment income (loss)	-	-	81	23	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	75	32	37
Net unrealized appreciation (depreciation)
on invesments	14	12	498	607	1,415

Net realized and unrealized gain (loss) on
investments	14	14	573	639	1,452

Net increase (decrease) in net assets resulting
from operations	$ 14	$ 14	$ 654	$ 662	$ 1,459

The accompanying notes are an integral part of these financial statements.

S-28

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003

(Dollars in thousands)

	ING VP Index	ING VP		ING VP	ING VP
	Plus	Growth	ING VP	MidCap	SmallCap
	Small Cap	Opportunities	MagnaCap	Opportunities	Opportunities

Net investment income (loss)
Income:
Dividends from mutual funds	$ 3	$ -	$ 14	$ -	$ -

Total investment income (loss)	3	-	14	-	-

Expenses:
Mortality, expense risk and other charges	7	1	7	4	11

Total expenses	7	1	7	4	11

Net investment income (loss)	(4)	(1)	7	(4)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(12)	(57)	2	(234)
Net unrealized appreciation (depreciation)
on invesments	574	75	387	361	861

Net realized and unrealized gain (loss) on
investments	603	63	330	363	627

Net increase (decrease) in net assets resulting
from operations	$ 599	$ 62	$ 337	$ 359	$ 616

The accompanying notes are an integral part of these financial statements.

S-29

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

				INVESCO
	INVESCO	INVESCO	INVESCO	VIF - Small	INVESCO
	VIF - Core	VIF - Health	VIF - High	Company	VIF - Total
	Equity	Sciences	Yield	Growth	Return

Net investment income (loss)
Income:
Dividends from mutual funds	$ 286	$ -	$ 1,564	$ -	$ 253

Total investment income (loss)	286	-	1,564	-	253

Expenses:
Mortality, expense risk and other charges	171	2	174	88	72

Total expenses	171	2	174	88	72

Net investment income (loss)	115	(2)	1,390	(88)	181

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,400)	10	1,159	(1,601)	(291)
Net unrealized appreciation (depreciation)
on invesments	6,164	89	2,950	5,254	1,609

Net realized and unrealized gain (loss) on
investments	4,764	99	4,109	3,653	1,318

Net increase (decrease) in net assets resulting
from operations	$ 4,879	$ 97	$ 5,499	$ 3,565	$ 1,499

The accompanying notes are an integral part of these financial statements.

S-30

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	INVESCO	Janus Aspen	International	Mid Cap	Janus Aspen
	VIF - Utilities	Growth	Growth	Growth	Worldwide

Net investment income (loss)
Income:
Dividends from mutual funds	$ 98	$ -	$ 61	$ -	$ 34

Total investment income (loss)	98	-	61	-	34

Expenses:
Mortality, expense risk and other charges	56	18	31	13	23

Total expenses	56	18	31	13	23

Net investment income (loss)	42	(18)	30	(13)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,619)	(27)	(462)	(222)	(459)
Net unrealized appreciation (depreciation)
on invesments	2,797	942	2,249	832	1,268

Net realized and unrealized gain (loss) on
investments	1,178	915	1,787	610	809

Net increase (decrease) in net assets resulting
from operations	$ 1,220	$ 897	$ 1,817	$ 597	$ 820

The accompanying notes are an integral part of these financial statements.

S-31

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Brandes	Business	Clifton	Frontier
	International	Opportunity	Enhanced	Capital	Turner
	Equity	Value	US Equity	Appreciation	Core Growth

Net investment income (loss)
Income:
Dividends from mutual funds	$ 74	$ 7	$ 1	$ -	$ 3

Total investment income (loss)	74	7	1	-	3

Expenses:
Mortality, expense risk and other charges	50	4	6	35	7

Total expenses	50	4	6	35	7

Net investment income (loss)	24	3	(5)	(35)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	13	(437)	71	(43)
Net unrealized appreciation (depreciation)
on invesments	2,892	200	520	2,127	347

Net realized and unrealized gain (loss) on
investments	2,862	213	83	2,198	304

Net increase (decrease) in net assets resulting
from operations	$ 2,886	$ 216	$ 78	$ 2,163	$ 300

The accompanying notes are an integral part of these financial statements.

S-32

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

		Neuberger
	Neuberger	Berman AMT	Neuberger	Pioneer	Pioneer
	Berman AMT	Limited	Berman AMT	Mid-Cap	Small Cap
	Growth	Maturity Bond	Partners	Value VCT	Value VCT

Net investment income (loss)
Income:
Dividends from mutual funds	$ -	$ 1,475	$ -	$ 6	$ -

Total investment income (loss)	-	1,475	-	6	-

Expenses:
Mortality, expense risk and other charges	78	219	200	18	12

Total expenses	78	219	200	18	12

Net investment income (loss)	(78)	1,256	(200)	(12)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,610)	295	(624)	279	363
Net unrealized appreciation (depreciation)
on invesments	4,515	(988)	8,947	788	301

Net realized and unrealized gain (loss) on
investments	2,905	(693)	8,323	1,067	664

Net increase (decrease) in net assets resulting
from operations	$ 2,827	$ 563	$ 8,123	$ 1,055	$ 652

The accompanying notes are an integral part of these financial statements.

S-33

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT		Van Eck
	Growth and	New	Small Cap	Putnam VT	Worldwide
	Income	Opportunities	Value	Voyager	Bond

Net investment income (loss)
Income:
Dividends from mutual funds	$ 97	$ -	$ 39	$ 5	$ 69

Total investment income (loss)	97	-	39	5	69

Expenses:
Mortality, expense risk and other charges	34	4	79	8	32

Total expenses	34	4	79	8	32

Net investment income (loss)	63	(4)	(40)	(3)	37

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(331)	(18)	(449)	(133)	439
Net unrealized appreciation (depreciation)
on invesments	1,699	225	5,709	463	237

Net realized and unrealized gain (loss) on
investments	1,368	207	5,260	330	676

Net increase (decrease) in net assets resulting
from operations	$ 1,431	$ 203	$ 5,220	$ 327	$ 713

The accompanying notes are an integral part of these financial statements.

S-34

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2003
(Dollars in thousands)

	Van Eck
	Worldwide	Van Eck	Van Eck
	Emerging	Worldwide	Worldwide
	Markets	Hard Assets	Real Estate

Net investment income (loss)
Income:
Dividends from mutual funds	$ 7	$ 16	$ 109

Total investment income (loss)	7	16	109

Expenses:
Mortality, expense risk and other charges	51	25	36

Total expenses	51	25	36

Net investment income (loss)	(44)	(9)	73

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	95	(247)	94
Net unrealized appreciation (depreciation) on invesments	3,331	1,623	1,497

Net realized and unrealized gain (loss) on investments	3,426	1,376	1,591

Net increase (decrease) in net assets resulting from operations	$ 3,382	$ 1,367	$ 1,664

The accompanying notes are an integral part of these financial statements.

S-35
SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
				Alger
	AIM VI	AIM VI	Alger	American
	Capital	Government	American	Leveraged
	Appreciation	Securities	Growth	AllCap
Net assets at January 1, 2002	$ 12,831	$ 25,665	$ 48,752	$ 23,276
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	399	(280)	(127)
Net realized gain (loss) on investments	(5,115)	1,189	(6,345)	(2,673)
Net unrealized appreciation (depreciation) of investments	2,021	940	(10,080)	(4,956)
Net increase (decrease) in net assets from operations	(3,172)	2,528	(16,705)	(7,756)
Changes from principal transactions:
Contract purchase payments	2,549	7,728	7,917	4,163
Administrative expenses	(873)	(1,439)	(2,550)	(1,500)
Benefit payments	-	-	(1)	-
Surrenders and withdrawals	(1,234)	(6,688)	(2,421)	(1,602)
Transfer payments from (to) other Divisions (including
the GID), net	(1,277)	6,169	(2,016)	(3,494)
Other	29	25	45	25
Increase (decrease) in net assets derived from principal
transactions	(806)	5,795	974	(2,408)
Total increase (decrease) in net assets	(3,978)	8,323	(15,731)	(10,164)
Net assets at December 31, 2002	8,853	33,988	33,021	13,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(68)	492	(270)	(114)
Net realized gain (loss) on investments	(465)	857	(8,251)	(803)
Net unrealized appreciation (depreciation) of investments	3,013	(1,265)	19,787	5,464
Net increase (decrease) in net assets from operations	2,480	84	11,266	4,547
Changes from principal transactions:
Contract purchase payments	1,728	5,571	5,806	2,732
Administrative expenses	(686)	(1,627)	(2,346)	(1,176)
Benefit payments	(18)	(74)	(19)	(51)
Surrenders and withdrawals	(825)	(1,682)	(2,314)	(1,475)
Transfer payments from (to) other Divisions (including
the GID), net	(546)	(6,466)	(916)	486
Other	3	6	42	5
Increase (decrease) in net assets derived from principal
transactions	(344)	(4,272)	253	521
Total increase (decrease) in net assets	2,136	(4,188)	11,519	5,068
Net assets at December 31, 2003	$ 10,989	$ 29,800	$ 44,540	$ 18,180
The accompanying notes are an integral part of these financial statements.

S-36

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	Alger	Alger
	American	American	American	American
	MidCap	Small	Funds	Funds
	Growth	Capitalization	Growth	Growth-Income
Net assets at January 1, 2002	$ 42,563	$ 19,928	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(245)	(113)	-	-
Net realized gain (loss) on investments	(3,522)	(8,952)	-	-
Net unrealized appreciation (depreciation) of investments	(8,891)	4,514	-	-
Net increase (decrease) in net assets from operations	(12,658)	(4,551)	-	-
Changes from principal transactions:
Contract purchase payments	6,366	3,070	-	-
Administrative expenses	(2,098)	(1,130)	-	-
Benefit payments	(1)	(3)	-	-
Surrenders and withdrawals	(2,479)	(881)	-	-
Transfer payments from (to) other Divisions (including
the GID), net	(4,241)	(4,898)	-	-
Other	(4)	22	-	-
Increase (decrease) in net assets derived from principal
transactions	(2,457)	(3,820)	-	-
Total increase (decrease) in net assets	(15,115)	(8,371)	-	-
Net assets at December 31, 2002	27,448	11,557	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(244)	(121)	(1)	20
Net realized gain (loss) on investments	(1,579)	(928)	2	33
Net unrealized appreciation (depreciation) of investments	15,543	6,948	249	225
Net increase (decrease) in net assets from operations	13,720	5,899	250	278
Changes from principal transactions:
Contract purchase payments	4,837	2,210	384	590
Administrative expenses	(1,926)	(1,226)	(47)	(33)
Benefit payments	(61)	-	(1)	-
Surrenders and withdrawals	(4,046)	(1,842)	(22)	(18)
Transfer payments from (to) other Divisions (including
the GID), net	3,931	2,790	3,366	2,644
Other	21	(12)	(1)	2
Increase (decrease) in net assets derived from principal
transactions	2,756	1,920	3,679	3,185
Total increase (decrease) in net assets	16,476	7,819	3,929	3,463
Net assets at December 31, 2003	$ 43,924	$ 19,376	$ 3,929	$ 3,463
The accompanying notes are an integral part of these financial statements.

S-37

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	American	Fidelity® VIP	Fidelity® VIP
	Funds	Asset	Asset	Fidelity® VIP
	International	ManagerSM	ManagerSM SC	Growth
Net assets at January 1, 2002	$ -	$ 19,842	$ 314	$ 59,751
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	573	14	(247)
Net realized gain (loss) on investments	-	(1,528)	(22)	(12,171)
Net unrealized appreciation (depreciation) of investments	-	(1,215)	(31)	(5,863)
Net increase (decrease) in net assets from operations	-	(2,170)	(39)	(18,281)
Changes from principal transactions:
Contract purchase payments	-	3,523	200	9,687
Administrative expenses	-	(1,108)	(20)	(3,111)
Benefit payments	-	-	-	(5)
Surrenders and withdrawals	-	(849)	-	(4,250)
Transfer payments from (to) other Divisions (including
the GID), net	-	2,583	131	(2,511)
Other	-	18	2	128
Increase (decrease) in net assets derived from principal
transactions	-	4,167	313	(62)
Total increase (decrease) in net assets	-	1,997	274	(18,343)
Net assets at December 31, 2002	-	21,839	588	41,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	606	23	(236)
Net realized gain (loss) on investments	20	(876)	(9)	(5,562)
Net unrealized appreciation (depreciation) of investments	213	3,655	111	19,283
Net increase (decrease) in net assets from operations	254	3,385	125	13,485
Changes from principal transactions:
Contract purchase payments	450	2,634	62	6,192
Administrative expenses	(28)	(1,215)	(11)	(2,957)
Benefit payments	-	(18)	-	(64)
Surrenders and withdrawals	-	(2,683)	-	(4,045)
Transfer payments from (to) other Divisions (including
the GID), net	1,715	(2,942)	73	(69)
Other	21	3	219	(199)
Increase (decrease) in net assets derived from principal
transactions	2,158	(4,221)	343	(1,142)
Total increase (decrease) in net assets	2,412	(836)	468	12,343
Net assets at December 31, 2003	$ 2,412	$ 21,003	$ 1,056	$ 53,751
The accompanying notes are an integral part of these financial statements.

S-38

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Money	Fidelity® VIP
	Growth SC	Index 500	Market	Overseas
Net assets at January 1, 2002	$ 209	$ 200,404	$ 94,833	$ 35,065
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1,101	1,023	21
Net realized gain (loss) on investments	(40)	(6,959)	-	(10,669)
Net unrealized appreciation (depreciation) of investments	(82)	(38,607)	-	4,006
Net increase (decrease) in net assets from operations	(122)	(44,465)	1,023	(6,642)
Changes from principal transactions:
Contract purchase payments	292	37,207	53,434	5,185
Administrative expenses	(37)	(10,712)	(5,168)	(2,001)
Benefit payments	-	(1)	(2,393)	-
Surrenders and withdrawals	(14)	(24,347)	(8,732)	(2,484)
Transfer payments from (to) other Divisions (including
the GID), net	200	(6,640)	(32,033)	(3,497)
Other	2	(75)	55	10
Increase (decrease) in net assets derived from principal
transactions	443	(4,568)	5,163	(2,787)
Total increase (decrease) in net assets	321	(49,033)	6,186	(9,429)
Net assets at December 31, 2002	530	151,371	101,019	25,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,293	215	7
Net realized gain (loss) on investments	(43)	(10,631)	1	3,817
Net unrealized appreciation (depreciation) of investments	436	52,584	(1)	7,962
Net increase (decrease) in net assets from operations	394	43,246	215	11,786
Changes from principal transactions:
Contract purchase payments	554	28,806	22,900	3,447
Administrative expenses	(106)	(9,582)	(4,335)	(1,642)
Benefit payments	-	(73)	(1,308)	(1)
Surrenders and withdrawals	(21)	(13,138)	(12,457)	(2,219)
Transfer payments from (to) other Divisions (including
the GID), net	649	(4,801)	(37,817)	1,286
Other	-	(147)	101	1
Increase (decrease) in net assets derived from principal
transactions	1,076	1,065	(32,916)	872
Total increase (decrease) in net assets	1,470	44,311	(32,701)	12,658
Net assets at December 31, 2003	$ 2,000	$ 195,682	$ 68,318	$ 38,294
The accompanying notes are an integral part of these financial statements.

S-39

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

				ING Limited
	Fidelity® VIP	ING VP	ING Hard	Maturity
	Overseas SC	Bond	Assets	Bond
Net assets at January 1, 2002	$ 151	$ -	$ -	$ 54,671
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	69	-	50
Net realized gain (loss) on investments	(27)	7	-	(1,338)
Net unrealized appreciation (depreciation) of investments	(48)	6	-	2,006
Net increase (decrease) in net assets from operations	(74)	82	-	718
Changes from principal transactions:
Contract purchase payments	279	433	-	101
Administrative expenses	(31)	(52)	-	(681)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(1)	(21)	-	(1,250)
Transfer payments from (to) other Divisions (including
the GID), net	244	2,096	-	(53,230)
Other	-	1	-	-
Increase (decrease) in net assets derived from principal
transactions	491	2,457	-	(55,060)
Total increase (decrease) in net assets	417	2,539	-	(54,342)
Net assets at December 31, 2002	568	2,539	-	329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	52	-	5
Net realized gain (loss) on investments	(16)	108	-	-
Net unrealized appreciation (depreciation) of investments	373	105	6	6
Net increase (decrease) in net assets from operations	362	265	6	11
Changes from principal transactions:
Contract purchase payments	349	1,571	15	141
Administrative expenses	(79)	(322)	(1)	(18)
Benefit payments	-	-	-	(1)
Surrenders and withdrawals	(16)	(562)	-	(26)
Transfer payments from (to) other Divisions (including
the GID), net	455	2,257	41	29
Other	2	27	-	-
Increase (decrease) in net assets derived from principal
transactions	711	2,971	55	125
Total increase (decrease) in net assets	1,073	3,236	61	136
Net assets at December 31, 2003	$ 1,641	$ 5,775	$ 61	$ 465
The accompanying notes are an integral part of these financial statements.

S-40

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

			ING MFS
	ING Liquid	ING Marisco	Mid Cap	ING MFS
	Assets	Growth	Growth	Research
Net assets at January 1, 2002	$ 7,832	$ 4	$ 465	$ 3
Increase (decrease) in net assets
Operations:
Net investment income (loss)	453	-	(6)	-
Net realized gain (loss) on investments	-	(1)	(235)	-
Net unrealized appreciation (depreciation) of investments	-	-	(345)	(1)
Net increase (decrease) in net assets from operations	453	(1)	(586)	(1)
Changes from principal transactions:
Contract purchase payments	33,093	5	602	1
Administrative expenses	(2,669)	-	(71)	-
Benefit payments	(17)	-	-	-
Surrenders and withdrawals	(57,125)	-	(17)	-
Transfer payments from (to) other Divisions (including
the GID), net	38,747	(3)	1,081	1
Other	-	-	5	-
Increase (decrease) in net assets derived from principal
transactions	12,029	2	1,600	2
Total increase (decrease) in net assets	12,482	1	1,014	1
Net assets at December 31, 2002	20,314	5	1,479	4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	161	(3)	(9)	-
Net realized gain (loss) on investments	-	52	(41)	-
Net unrealized appreciation (depreciation) of investments	-	51	639	1
Net increase (decrease) in net assets from operations	161	100	589	1
Changes from principal transactions:
Contract purchase payments	23,396	531	713	2
Administrative expenses	(1,852)	(21)	(125)	-
Benefit payments	(17)	-	-	-
Surrenders and withdrawals	(1,387)	(6)	(35)	-
Transfer payments from (to) other Divisions (including
the GID), net	(19,618)	1,245	296	-
Other	(4)	16	6	-
Increase (decrease) in net assets derived from principal
transactions	518	1,765	855	2
Total increase (decrease) in net assets	679	1,865	1,444	3
Net assets at December 31, 2003	$ 20,993	$ 1,870	$ 2,923	$ 7
The accompanying notes are an integral part of these financial statements.

S-41

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
				ING
	ING MFS	ING T. Rowe	ING T. Rowe	JPMorgan
	Total	Price Capital	Price Equity	Mid Cap
	Return	Appreciation	Income	Value
Net assets at January 1, 2002	$ 53	$ 3,909	$ 6	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	240	2	-
Net realized gain (loss) on investments	(14)	(31)	(1)	-
Net unrealized appreciation (depreciation) of investments	4	(325)	(2)	-
Net increase (decrease) in net assets from operations	(7)	(116)	(1)	-
Changes from principal transactions:
Contract purchase payments	111	2,873	22	-
Administrative expenses	(4)	(472)	(3)	-
Benefit payments	-	(2)	-	-
Surrenders and withdrawals	-	(229)	-	-
Transfer payments from (to) other Divisions (including
the GID), net	-	5,249	75	-
Other	(2)	10	-	-
Increase (decrease) in net assets derived from principal
transactions	105	7,429	94	-
Total increase (decrease) in net assets	98	7,313	93	-
Net assets at December 31, 2002	151	11,222	99	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	35	7	11
Net realized gain (loss) on investments	1	64	19	11
Net unrealized appreciation (depreciation) of investments	86	3,883	244	60
Net increase (decrease) in net assets from operations	93	3,982	270	82
Changes from principal transactions:
Contract purchase payments	204	3,685	207	230
Administrative expenses	(18)	(981)	(29)	(18)
Benefit payments	-	(349)	-	-
Surrenders and withdrawals	(1)	(448)	(4)	-
Transfer payments from (to) other Divisions (including
the GID), net	817	5,198	2,188	839
Other	-	(1)	3	6
Increase (decrease) in net assets derived from principal
transactions	1,002	7,104	2,365	1,057
Total increase (decrease) in net assets	1,095	11,086	2,635	1,139
Net assets at December 31, 2003	$ 1,246	$ 22,308	$ 2,734	$ 1,139
The accompanying notes are an integral part of these financial statements.

S-42

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
		ING Salomon		ING UBS
	ING PIMCO	Brothers	ING Salomon	Tactical
	Total	Aggressive	Brothers	Asset
	Return	Growth	Investors	Allocation
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Contract purchase payments	-	-	-	3
Administrative expenses	-	-	-	-
Benefit payments	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Transfer payments from (to) other Divisions (including
the GID), net	-	-	-	12
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	-	-	-	15
Total increase (decrease) in net assets	-	-	-	15
Net assets at December 31, 2002	-	-	-	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	169	-	-	-
Net realized gain (loss) on investments	(12)	-	-	2
Net unrealized appreciation (depreciation) of investments	(43)	7	14	12
Net increase (decrease) in net assets from operations	114	7	14	14
Changes from principal transactions:
Contract purchase payments	705	14	1	23
Administrative expenses	(72)	(4)	(2)	(7)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(3)	-	-	-
Transfer payments from (to) other Divisions (including
the GID), net	5,143	106	148	95
Other	(3)	-	-	3
Increase (decrease) in net assets derived from principal
transactions	5,770	116	147	114
Total increase (decrease) in net assets	5,884	123	161	128
Net assets at December 31, 2003	$ 5,884	$ 123	$ 161	$ 143
The accompanying notes are an integral part of these financial statements.

S-43

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING	ING VP Index	ING VP Index	ING VP Index
	Van Kampen	Plus	Plus	Plus
	Comstock	Large Cap	Mid Cap	Small Cap
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	-	(1)	-
Net realized gain (loss) on investments	(16)	(1)	(50)	(3)
Net unrealized appreciation (depreciation) of investments	21	(17)	(90)	2
Net increase (decrease) in net assets from operations	11	(18)	(141)	(1)
Changes from principal transactions:
Contract purchase payments	177	166	1,088	118
Administrative expenses	(19)	(6)	(29)	(7)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(13)	-	-	-
Transfer payments from (to) other Divisions (including
the GID), net	1,108	244	2,275	519
Other	1	3	-	1
Increase (decrease) in net assets derived from principal
transactions	1,254	407	3,334	631
Total increase (decrease) in net assets	1,265	389	3,193	630
Net assets at December 31, 2002	1,265	389	3,193	630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	23	7	(4)
Net realized gain (loss) on investments	75	32	37	29
Net unrealized appreciation (depreciation) of investments	498	607	1,415	574
Net increase (decrease) in net assets from operations	654	662	1,459	599
Changes from principal transactions:
Contract purchase payments	779	1,165	1,538	576
Administrative expenses	(144)	(117)	(204)	(68)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(75)	(5)	(8)	(30)
Transfer payments from (to) other Divisions (including
the GID), net	1,553	2,129	1,824	1,198
Other	2	1	-	1
Increase (decrease) in net assets derived from principal
transactions	2,115	3,173	3,150	1,677
Total increase (decrease) in net assets	2,769	3,835	4,609	2,276
Net assets at December 31, 2003	$ 4,034	$ 4,224	$ 7,802	$ 2,906
The accompanying notes are an integral part of these financial statements.

S-44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	ING VP		ING VP	ING VP
	Growth	ING VP	MidCap	SmallCap
	Opportunities	MagnaCap	Opportunities	Opportunities
Net assets at January 1, 2002	$ 147	$ 202	$ 294	$ 730
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	(4)	(7)
Net realized gain (loss) on investments	(5)	(36)	(124)	(50)
Net unrealized appreciation (depreciation) of investments	(48)	(163)	(79)	(634)
Net increase (decrease) in net assets from operations	(54)	(194)	(207)	(691)
Changes from principal transactions:
Contract purchase payments	71	305	367	474
Administrative expenses	(7)	(47)	(39)	(74)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(52)	(7)	(11)	(5)
Transfer payments from (to) other Divisions (including
the GID), net	25	765	466	867
Other	-	2	(2)	(4)
Increase (decrease) in net assets derived from principal
transactions	37	1,018	781	1,258
Total increase (decrease) in net assets	(17)	824	574	567
Net assets at December 31, 2002	130	1,026	868	1,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	7	(4)	(11)
Net realized gain (loss) on investments	(12)	(57)	2	(234)
Net unrealized appreciation (depreciation) of investments	75	387	361	861
Net increase (decrease) in net assets from operations	62	337	359	616
Changes from principal transactions:
Contract purchase payments	76	235	406	391
Administrative expenses	(10)	(78)	(73)	(112)
Benefit payments	-	-	-	(40)
Surrenders and withdrawals	-	(98)	(327)	(20)
Transfer payments from (to) other Divisions (including
the GID), net	23	(142)	167	635
Other	-	1	4	(24)
Increase (decrease) in net assets derived from principal
transactions	89	(82)	177	830
Total increase (decrease) in net assets	151	255	536	1,446
Net assets at December 31, 2003	$ 281	$ 1,281	$ 1,404	$ 2,743
The accompanying notes are an integral part of these financial statements.

S-45

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
				INVESCO
	INVESCO	INVESCO	INVESCO	VIF - Small
	VIF - Core	VIF - Health	VIF - High	Company
	Equity	Sciences	Yield	Growth
Net assets at January 1, 2002	$ 29,102	$ -	$ 10,708	$ 14,861
Increase (decrease) in net assets
Operations:
Net investment income (loss)	198	-	2,405	(87)
Net realized gain (loss) on investments	(3,035)	-	(4,183)	(4,354)
Net unrealized appreciation (depreciation) of investments	(3,654)	(7)	2,133	(225)
Net increase (decrease) in net assets from operations	(6,491)	(7)	355	(4,666)
Changes from principal transactions:
Contract purchase payments	5,261	34	2,440	3,357
Administrative expenses	(1,973)	(5)	(855)	(884)
Benefit payments	(7)	-	-	-
Surrenders and withdrawals	(4,217)	-	(694)	(301)
Transfer payments from (to) other Divisions (including
the GID), net	1,610	112	11,220	(275)
Other	(20)	-	5	(63)
Increase (decrease) in net assets derived from principal
transactions	654	141	12,116	1,834
Total increase (decrease) in net assets	(5,837)	134	12,471	(2,832)
Net assets at December 31, 2002	23,265	134	23,179	12,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	115	(2)	1,390	(88)
Net realized gain (loss) on investments	(1,400)	10	1,159	(1,601)
Net unrealized appreciation (depreciation) of investments	6,164	89	2,950	5,254
Net increase (decrease) in net assets from operations	4,879	97	5,499	3,565
Changes from principal transactions:
Contract purchase payments	3,661	82	2,268	1,876
Administrative expenses	(1,564)	(25)	(1,270)	(702)
Benefit payments	(68)	-	(3)	(6)
Surrenders and withdrawals	(1,817)	(1)	(899)	(1,374)
Transfer payments from (to) other Divisions (including
the GID), net	(1,232)	345	(1,021)	(1,514)
Other	(14)	(1)	15	(10)
Increase (decrease) in net assets derived from principal
transactions	(1,034)	400	(910)	(1,730)
Total increase (decrease) in net assets	3,845	497	4,589	1,835
Net assets at December 31, 2003	$ 27,110	$ 631	$ 27,768	$ 13,864
The accompanying notes are an integral part of these financial statements.

S-46

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	INVESCO			Janus Aspen
	VIF - Total	INVESCO	Janus Aspen	International
	Return	VIF - Utilities	Growth	Growth
Net assets at January 1, 2002	$ 15,247	$ 7,928	$ 3,099	$ 5,140
Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	(18)	(21)	(1)
Net realized gain (loss) on investments	(2,686)	(2,975)	(1,208)	(977)
Net unrealized appreciation (depreciation) of investments	715	1,279	182	(519)
Net increase (decrease) in net assets from operations	(1,789)	(1,714)	(1,047)	(1,497)
Changes from principal transactions:
Contract purchase payments	1,999	2,641	986	1,452
Administrative expenses	(1,180)	(491)	(181)	(231)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(4,083)	(624)	(126)	(745)
Transfer payments from (to) other Divisions (including
the GID), net	(237)	(733)	(201)	346
Other	23	(61)	30	19
Increase (decrease) in net assets derived from principal
transactions	(3,478)	732	508	841
Total increase (decrease) in net assets	(5,267)	(982)	(539)	(656)
Net assets at December 31, 2002	9,980	6,946	2,560	4,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	181	42	(18)	30
Net realized gain (loss) on investments	(291)	(1,619)	(27)	(462)
Net unrealized appreciation (depreciation) of investments	1,609	2,797	942	2,249
Net increase (decrease) in net assets from operations	1,499	1,220	897	1,817
Changes from principal transactions:
Contract purchase payments	1,240	971	812	1,263
Administrative expenses	(684)	(450)	(195)	(311)
Benefit payments	(12)	(3)	-	(1)
Surrenders and withdrawals	(1,377)	(168)	(299)	(403)
Transfer payments from (to) other Divisions (including
the GID), net	(175)	435	241	39
Other	-	-	3	(5)
Increase (decrease) in net assets derived from principal
transactions	(1,008)	785	562	582
Total increase (decrease) in net assets	491	2,005	1,459	2,399
Net assets at December 31, 2003	$ 10,471	$ 8,951	$ 4,019	$ 6,883
The accompanying notes are an integral part of these financial statements.

S-47

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	Janus Aspen		Brandes	Business
	Mid Cap	Janus Aspen	International	Opportunity
	Growth	Worldwide	Equity	Value
Net assets at January 1, 2002	$ 1,858	$ 3,235	$ 1,895	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	-	244	1
Net realized gain (loss) on investments	(362)	(317)	(234)	(4)
Net unrealized appreciation (depreciation) of investments	(245)	(787)	(877)	(8)
Net increase (decrease) in net assets from operations	(618)	(1,104)	(867)	(11)
Changes from principal transactions:
Contract purchase payments	641	1,087	1,623	2
Administrative expenses	(138)	(214)	(172)	(3)
Benefit payments	-	(1)	-	-
Surrenders and withdrawals	(107)	(130)	(108)	-
Transfer payments from (to) other Divisions (including
the GID), net	(119)	727	3,363	212
Other	22	9	23	-
Increase (decrease) in net assets derived from principal
transactions	299	1,478	4,729	211
Total increase (decrease) in net assets	(319)	374	3,862	200
Net assets at December 31, 2002	1,539	3,609	5,757	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	11	24	3
Net realized gain (loss) on investments	(222)	(459)	(30)	13
Net unrealized appreciation (depreciation) of investments	832	1,268	2,892	200
Net increase (decrease) in net assets from operations	597	820	2,886	216
Changes from principal transactions:
Contract purchase payments	547	866	598	108
Administrative expenses	(145)	(235)	(277)	(45)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(44)	(258)	(266)	(110)
Transfer payments from (to) other Divisions (including
the GID), net	(299)	(995)	(378)	731
Other	8	(1)	10	3
Increase (decrease) in net assets derived from principal
transactions	67	(623)	(313)	687
Total increase (decrease) in net assets	664	197	2,573	903
Net assets at December 31, 2003	$ 2,203	$ 3,806	$ 8,330	$ 1,103
The accompanying notes are an integral part of these financial statements.

S-48

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	Clifton	Frontier		Neuberger
	Enhanced	Capital	Turner	Berman AMT
	US Equity	Appreciation	Core Growth	Growth
Net assets at January 1, 2002	$ 1,194	$ 1,727	$ 296	$ 13,020
Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	(20)	(3)	(80)
Net realized gain (loss) on investments	(112)	(346)	(22)	(5,011)
Net unrealized appreciation (depreciation) of investments	(500)	(426)	(172)	1,016
Net increase (decrease) in net assets from operations	(541)	(792)	(197)	(4,075)
Changes from principal transactions:
Contract purchase payments	425	804	77	2,514
Administrative expenses	(109)	(115)	(28)	(729)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(23)	(53)	(5)	(757)
Transfer payments from (to) other Divisions (including
the GID), net	1,106	1,804	479	(265)
Other	1	15	(3)	14
Increase (decrease) in net assets derived from principal
transactions	1,400	2,455	520	777
Total increase (decrease) in net assets	859	1,663	323	(3,298)
Net assets at December 31, 2002	2,053	3,390	619	9,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(35)	(4)	(78)
Net realized gain (loss) on investments	(437)	71	(43)	(1,610)
Net unrealized appreciation (depreciation) of investments	520	2,127	347	4,515
Net increase (decrease) in net assets from operations	78	2,163	300	2,827
Changes from principal transactions:
Contract purchase payments	62	304	99	1,879
Administrative expenses	(51)	(191)	(55)	(585)
Benefit payments	-	-	-	(2)
Surrenders and withdrawals	-	(366)	(159)	(388)
Transfer payments from (to) other Divisions (including
the GID), net	(2,146)	621	732	954
Other	4	5	2	1
Increase (decrease) in net assets derived from principal
transactions	(2,131)	373	619	1,859
Total increase (decrease) in net assets	(2,053)	2,536	919	4,686
Net assets at December 31, 2003	$ -	$ 5,926	$ 1,538	$ 14,408
The accompanying notes are an integral part of these financial statements.

S-49

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
	Neuberger
	Berman AMT	Neuberger	Pioneer	Pioneer
	Limited	Berman AMT	Mid-Cap	Small Cap
	Maturity Bond	Partners	Value VCT	Value VCT
Net assets at January 1, 2002	$ 22,975	$ 32,191	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	989	(62)	6	(1)
Net realized gain (loss) on investments	384	(201)	(20)	(12)
Net unrealized appreciation (depreciation) of investments	(37)	(7,506)	(33)	(12)
Net increase (decrease) in net assets from operations	1,336	(7,769)	(47)	(25)
Changes from principal transactions:
Contract purchase payments	7,105	4,428	158	58
Administrative expenses	(1,242)	(1,809)	(15)	(14)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(1,153)	(1,326)	-	-
Transfer payments from (to) other Divisions (including
the GID), net	3,685	(2,676)	768	741
Other	(2)	38	-	-
Increase (decrease) in net assets derived from principal
transactions	8,393	(1,345)	911	785
Total increase (decrease) in net assets	9,729	(9,114)	864	760
Net assets at December 31, 2002	32,704	23,077	864	760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,256	(200)	(12)	(12)
Net realized gain (loss) on investments	295	(624)	279	363
Net unrealized appreciation (depreciation) of investments	(988)	8,947	788	301
Net increase (decrease) in net assets from operations	563	8,123	1,055	652
Changes from principal transactions:
Contract purchase payments	4,261	3,291	916	317
Administrative expenses	(1,471)	(1,593)	(159)	(73)
Benefit payments	(48)	(9)	-	-
Surrenders and withdrawals	(2,195)	(1,954)	(263)	(42)
Transfer payments from (to) other Divisions (including
the GID), net	(3,127)	1,065	4,711	843
Other	(1)	14	(9)	(2)
Increase (decrease) in net assets derived from principal
transactions	(2,581)	814	5,196	1,043
Total increase (decrease) in net assets	(2,018)	8,937	6,251	1,695
Net assets at December 31, 2003	$ 30,686	$ 32,014	$ 7,115	$ 2,455
The accompanying notes are an integral part of these financial statements.

S-50

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT
	Growth and	New	Small Cap	Putnam VT
	Income	Opportunities	Value	Voyager
Net assets at January 1, 2002	$ 3,383	$ 397	$ 6,191	$ 852
Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	(3)	30	(1)
Net realized gain (loss) on investments	(334)	(10)	296	(39)
Net unrealized appreciation (depreciation) of investments	(848)	(146)	(2,372)	(255)
Net increase (decrease) in net assets from operations	(1,133)	(159)	(2,046)	(295)
Changes from principal transactions:
Contract purchase payments	1,199	198	2,075	417
Administrative expenses	(208)	(26)	(387)	(38)
Benefit payments	-	-	(1)	-
Surrenders and withdrawals	(111)	(1)	(919)	(4)
Transfer payments from (to) other Divisions (including
the GID), net	2,058	170	4,788	342
Other	25	-	11	1
Increase (decrease) in net assets derived from principal
transactions	2,963	341	5,567	718
Total increase (decrease) in net assets	1,830	182	3,521	423
Net assets at December 31, 2002	5,213	579	9,712	1,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(4)	(40)	(3)
Net realized gain (loss) on investments	(331)	(18)	(449)	(133)
Net unrealized appreciation (depreciation) of investments	1,699	225	5,709	463
Net increase (decrease) in net assets from operations	1,431	203	5,220	327
Changes from principal transactions:
Contract purchase payments	940	122	1,940	311
Administrative expenses	(301)	(39)	(679)	(67)
Benefit payments	(42)	-	(1)	-
Surrenders and withdrawals	(1,248)	(16)	(1,270)	(9)
Transfer payments from (to) other Divisions (including
the GID), net	(682)	(75)	1,001	(382)
Other	(11)	2	2	-
Increase (decrease) in net assets derived from principal
transactions	(1,344)	(6)	993	(147)
Total increase (decrease) in net assets	87	197	6,213	180
Net assets at December 31, 2003	$ 5,300	$ 776	$ 15,925	$ 1,455
The accompanying notes are an integral part of these financial statements.

S-51

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2003 and 2002
(Dollars in thousands)
		Van Eck
	Van Eck	Worldwide	Van Eck	Van Eck
	Worldwide	Emerging	Worldwide	Worldwide
	Bond	Markets	Hard Assets	Real Estate
Net assets at January 1, 2002	$ 1,225	$ 4,516	$ 1,727	$ 2,826
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(28)	(3)	73
Net realized gain (loss) on investments	144	(493)	72	82
Net unrealized appreciation (depreciation) of investments	341	288	(154)	(445)
Net increase (decrease) in net assets from operations	469	(233)	(85)	(290)
Changes from principal transactions:
Contract purchase payments	470	1,518	284	1,312
Administrative expenses	(186)	(322)	(151)	(213)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(216)	(437)	(200)	(74)
Transfer payments from (to) other Divisions (including
the GID), net	2,054	691	559	1,312
Other	4	7	14	13
Increase (decrease) in net assets derived from principal
transactions	2,126	1,457	506	2,350
Total increase (decrease) in net assets	2,595	1,224	421	2,060
Net assets at December 31, 2002	3,820	5,740	2,148	4,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	(44)	(9)	73
Net realized gain (loss) on investments	439	95	(247)	94
Net unrealized appreciation (depreciation) of investments	237	3,331	1,623	1,497
Net increase (decrease) in net assets from operations	713	3,382	1,367	1,664
Changes from principal transactions:
Contract purchase payments	917	981	257	717
Administrative expenses	(382)	(338)	(198)	(285)
Benefit payments	-	-	-	-
Surrenders and withdrawals	(355)	(321)	(422)	(273)
Transfer payments from (to) other Divisions (including
the GID), net	662	1,543	4,065	(100)
Other	(4)	11	7	5
Increase (decrease) in net assets derived from principal
transactions	838	1,876	3,709	64
Total increase (decrease) in net assets	1,551	5,258	5,076	1,728
Net assets at December 31, 2003	$ 5,371	$ 10,998	$ 7,224	$ 6,614
The accompanying notes are an integral part of these financial statements.

S-52
SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
1.	Organization

Security Life of Denver Insurance Company Separate Account L1 (the "Account") was established on November 3, 1993, by Security Life of Denver Insurance Company ("SLD" or the "Company") to support the operations of variable universal life policies ("Policies"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Strategic Advantage Variable Universal Life, Strategic Advantage II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Benefits Variable Universal Life, Asset Portfolio Manager Variable Universal Life, and Estate Designer Policies offered by the Company. Corporate Benefits Variable Universal Life and Strategic Benefits Variable Universal Life became effective in 2000 and are defined as Class B Policies due to their mortality and expense charge structure. Asset Portfolio Manager Variable Universal Life became effective in 2001 and is also defined as a Class B Policy. All other Policies are defined as Class A Policies.

The Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Policies allow the Policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The Policies also provide the Policyholders the option to allocate their net premiums, or to transfer their account values, to a guaranteed interest division ("GID") in the Company's general account. The GID guarantees a rate of interest to the Policyholder, and it is not variable in nature. Therefore, it is not included in the Account’s statements. The Account may be used to support other variable life policies as the Company offers them. SLD provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the GID, as directed by the Policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2003, the Account had, sixty-seven investment divisions (the "Divisions") forty-four of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds managed by an affiliate, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated Fund ("Fund") of various investment trusts (the "Trusts").

S-53

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Investment Divisions at December 31, 2003 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM VI Capital Appreciation Fund – Series I	ING MFS Research Portfolio - Institutional Class
Shares	ING MFS Total Return Portfolio - Institutional
AIM VI Government Securities Fund - Series I	Class
Shares	ING T. Rowe Price Capital Appreciation
Alger American Funds:	Portfolio - Institutional Class
Alger American Growth Portfolio - Class O	ING T. Rowe Price Equity Income Portfolio -
Shares	Institutional Class
Alger American Leveraged AllCap Portfolio -	ING Partners, Inc.:
Class O Shares	ING JPMorgan Mid Cap Value - Initial Class **
Alger American Midcap Growth Portfolio - Class	ING PIMCO Total Return Portfolio - Initial Class
O Shares	**
Alger American Small Capitalization Portfolio -	ING Salomon Brothers Aggressive Growth
Class O Shares	Portfolio - Initial Class **
American Funds Insurance Series:	ING Salomon Brothers Investors Portfolio -
American Funds - Growth Fund -	Institutional Class **
Class 2 **	ING UBS Tactical Asset Allocation Portfolio -
American Funds - Growth-	Initial Class *
Income Fund - Class 2 **	ING Van Kampen Comstock Portfolio - Initial
American Funds - International	Class *
Fund - Class 2 **	ING Variable Portfolios, Inc.:
Fidelity® Variable Insurance Products Funds:	ING VP Index Plus Large Cap Portfolio - Class R
Fidelity® VIP Asset ManagerSM Portfolio - Initial	*
Class	ING VP Index Plus Mid Cap Portfolio - Class R *
Fidelity® VIP Asset ManagerSM Portfolio -	ING VP Index Plus Small Cap Portfolio - Class R
Service Class	*
Fidelity® VIP Growth Portfolio - Initial Class	ING Variable Products Trust:
Fidelity® VIP Growth Portfolio - Service Class	ING VP Growth Opportunities Portfolio - Class R
Fidelity® VIP Index 500 Portfolio - Initial Class	ING VP MagnaCap Portfolio - Class R
Fidelity® VIP Money Market Portfolio - Initial	ING VP MidCap Opportunities Portfolio - Class
Class	R
Fidelity® VIP Overseas Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class
Fidelity® VIP Overseas Portfolio - Service Class	R
ING Income Shares:	INVESCO Variable Investment Funds, Inc.:
ING VP Bond Portfolio - Class R	INVESCO VIF-Core Equity Fund
ING Investors Trust:	INVESCO VIF-Health Sciences Fund *
ING Hard Assets Portfolio - Institutional Class **	INVESCO VIF-High Yield Fund
ING Limited Maturity Bond Portfolio - Service	INVESCO VIF-Small Company Growth Fund
Class	INVESCO VIF-Total Return Fund
ING Liquid Assets Portfolio - Service Class	INVESCO VIF-Utilities Fund
ING Marisco Growth Portfolio - Institutional
Class
ING MFS Mid Cap Growth Portfolio -
Institutional Class

S-54

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Janus Aspen Series:	Pioneer Variable Contracts Trust:
Janus Aspen Growth Portfolio - Service Shares	Pioneer Mid-Cap Value VCT Portfolio - Class I
Janus Aspen International Growth Portfolio -	Shares *
Service Shares	Pioneer Small Cap Value VCT Portfolio - Class I
Janus Aspen Mid Cap Growth Portfolio - Service	Shares *
Shares	Putnam Variable Trust:
Janus Aspen Worldwide Portfolio - Service	Putnam VT Growth and Income Fund - Class IB
Shares	Shares
M Fund, Inc:	Putnam VT New Opportunities Fund - Class IB
Brandes International Equity Fund *	Shares
Business Opportunity Value Fund	Putnam VT Small Cap Value Fund - Class IB
Frontier Capital Appreciation Fund	Shares
Turner Core Growth Fund	Putnam VT Voyager Fund - Class IB Shares
Neuberger Berman Advisers Management Trust:	Van Eck Worldwide Insurance Trust:
Neuberger Berman AMT Growth Portfolio	Van Eck Worldwide Bond Fund
Neuberger Berman AMT Limited Maturity Bond	Van Eck Worldwide Emerging Markets Fund
Portfolio - Class I	Van Eck Worldwide Hard Assets Fund
Neuberger Berman AMT Partners Portfolio -	Van Eck Worldwide Real Estate Fund
Class I
* Division added in 2002.
** Division added in 2003.

The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Fidelity® Variable Insurance Products Funds:	Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP II Asset ManagerSM Portfolio
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	Fidelity® VIP II Asset ManagerSM Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP II Index 500 Portfolio
ING Investors Trust:	The GCG Trust:
ING Limited Maturity Bond Portfolio - Institutional	GCG Trust Limited Maturity Bond Portfolio
Class
ING Liquid Assets Portfolio - Institutional Class	GCG Trust Liquid Assets Portfolio
ING Marisco Growth Portfolio - Institutional Class	GCG Trust Growth Portfolio
ING MFS Mid Cap Growth Portfolio - Institutional	GCG Trust Midcap Growth Portfolio
Class
ING MFS Research Portfolio - Institutional Class	GCG Trust Research Portfolio
ING MFS Total Return Portfolio - Institutional Class	GCG Trust Total Return Portfolio
ING T. Rowe Price Capital Appreciation Portfolio -	GCG Trust Fully Managed Portfolio
Institutional Class
ING T. Rowe Price Equity Income Portfolio -	GCG Trust Equity Income Portfolio
Institutional Class
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth Portfolio - Service Shares	Janus Aspen Aggressive Growth Portfolio

During 2003, the Clifton Enhance U.S. Equity Fund was closed to Contractowners.

S-55

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the date the order to buy or sell is confirmed. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund of the Trusts are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of SLD.

Policyholder Reserves

Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

S-56

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality, Expense Risk, and Other Charges

For FirstLine, FirstLine II, Strategic Advantage, Strategic Advantage II, Variable Survivorship, Estate Designer Policies, and Strategic Investor (Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of 0.75% of the daily asset value of the Separate Account Divisions, is charged to the Account for mortality and expense risks assumed by the Company.

For the Corporate Benefits, Strategic Benefits, and Asset Portfolio Manager Policies (Class B Policies), mortality and expense charges result in the redemption of units rather than a deduction in the daily computation of unit values.

For Corporate Benefits Policies, a monthly deduction, at an annual rate of 0.20% of the Policyholder account value, is charged. For Strategic Benefits Policies, a monthly deduction, at an annual rate of 0.85%, 0.60%, and 0.50%, of the Policyholder account value, is charged during policy years 1 through 10, 11 through 20, and 21 and later, respectively. For Asset Portfolio Manager Policies, a monthly deduction, at an annual rate of 0.90% and 0.45% of the Policyholder account value, is charged during policy years 1 through 10 and 11 through 20, respectively. There is no mortality and expense charge after year 20 for Asset Portfolio Manager Policies.

4.	Related Party Transactions

During the year ended December 31, 2003, management and service fees were paid indirectly to Direct Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for fees at annual rates ranging from 0.53% to 1.02% of the average net assets of each respective Portfolio. Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment advisor to ING Variable Products Trust, ING Income Shares, and ING Variable Portfolios, Inc. The Fund’s advisory agreement provides for fees at annual rates ranging from 0.35% to 0.75% of the average net assets of each respective Portfolio. Additionally, management fees were paid to ING Life Insurance and Annuity Company in its capacity as investment advisor to ING Partners, Inc. The Funds’ advisory agreement provides for fees at annual rats of 0.90% of the average net assets of the ING UBS Tactical Asset Allocation Portfolio and 0.60% of the average net assets of the ING Van Kampen Comstock Portfolio.

S-57

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM VI Capital Appreciation	$ 1,621	$ 2,033	$ 6,247	$ 7,112
AIM VI Government Securities	9,856	13,637	20,789	14,636
Alger American Funds:
Alger American Growth	6,981	6,998	8,078	7,473
Alger American Leveraged AllCap	3,899	3,491	17,554	20,006
Alger American Midcap Growth	12,863	10,351	27,910	30,512
Alger American Small Capitalization	11,574	9,773	11,368	15,363
American Funds Insurance Series:
American Funds Growth	3,698	20	-	-
American Funds Growth Income	3,542	337	-	-
American Funds International	2,289	110	-	-
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	5,393	9,008	9,450	4,828
Fidelity® VIP Asset ManagerSM SC	496	131	530	203
Fidelity® VIP Growth	10,724	12,102	18,112	18,615
Fidelity® VIP Growth SC	1,285	208	952	509
Fidelity® VIP Index 500	32,715	30,359	46,237	49,592
Fidelity® VIP Money Market	101,090	133,793	189,817	183,873
Fidelity® VIP Overseas	46,550	45,671	47,539	50,148
Fidelity® VIP Overseas SC	871	155	676	184
ING Income Shares:
ING VP Bond	7,339	4,316	2,858	332
ING Investors Trust:
ING Hard Assets	55	-	-	-
ING Limited Maturity Bond	184	54	565	55,574
ING Liquid Assets	21,390	20,711	89,560	77,078
ING Marisco Growth	2,365	603	9	7
ING MFS Mid Cap Growth	2,731	1,884	1,957	364
ING MFS Research	2	1	2	-
ING MFS Total Return	1,026	17	230	122
ING T. Rowe Price Capital Appreciation	9,506	2,366	8,666	997
ING T. Rowe Price Equity Income	2,563	191	103	8
ING Partners, Inc.:
ING JPMorgan Midcap Value	1,200	132	-	-
ING PIMCO Total Return	6,594	655	-	-
ING Salomon Brothers Aggressive Growth	138	22	-	-
ING Salomon Brothers Investors	153	6	-	-
ING UBS Tactical Asset Allocation	130	17	15	-
ING Van Kampen Comstock	3,135	940	1,401	141
ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap	3,771	575	410	4
ING VP Index Plus Mid Cap	3,754	597	4,022	690
ING VP Index Plus Small Cap	1,927	254	978	347

S-58

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products (VP) Trust:
ING VP Growth Opportunities	$ 172	$ 85	54	18
ING VP MagnaCap	456	531	1,372	348
ING VP MidCap Opportunities	1,332	1,159	2,781	2,004
ING VP SmallCap Opportunities	3,361	2,542	1,490	238
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Core Equity	4,773	5,692	10,391	9,571
INVESCO VIF-Health Sciences	520	123	152	11
INVESCO VIF-High Yield	31,568	31,089	30,976	16,382
INVESCO VIF-Small Company Growth	5,044	6,862	8,222	6,322
INVESCO VIF-Total Return	1,536	2,363	4,962	8,246
INVESCO VIF Utilities	5,195	4,368	4,162	3,442
Janus Aspen Series:
Janus Aspen Growth	1,744	1,201	3,946	3,458
Janus Aspen International Growth	4,551	3,939	2,903	2,077
Janus Aspen Mid Cap Growth	760	706	922	633
Janus Aspen Worldwide	1,171	1,783	2,284	804
M Fund, Inc:
Brandes International Equity	2,893	3,181	6,639	1,667
Business Opportunity Value	875	185	226	14
Clifton Enhanced US Equity	258	2,393	1,847	377
Frontier Capital Appreciation	3,236	2,899	5,567	3,131
Turner Core Growth	1,101	486	743	226
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth	4,474	2,692	4,672	3,913
Neuberger Berman AMT Limited Maturity Bond	10,195	11,520	29,378	19,988
Neuberger Berman AMT Partners	7,575	6,961	21,642	22,944
Pioneer Variable Contracts Trust:
Pioneer Mid-Cap Value VCT	7,385	2,201	998	82
Pioneer Small Cap Value VCT	6,867	5,837	852	68
Putnam Variable Trust:
Putnam VT Growth and Income	2,314	3,595	15,166	12,154
Putnam VT New Opportunities	242	251	409	73
Putnam VT Small Cap Value	7,350	6,396	11,031	5,447
Putnam VT Voyager	626	777	932	216
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond	5,046	4,172	4,255	2,145
Van Eck Worldwide Emerging Markets	5,761	3,929	4,932	3,506
Van Eck Worldwide Hard Assets	7,008	3,307	3,395	2,893
Van Eck Worldwide Real Estate	2,690	2,552	4,095	1,673

S-59
SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
6.	Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2003		2002

	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM VI Capital Appreciation	(31,717)	671,980	(767,467)	(95,487)
AIM VI Government Securities	(331,976)	1,631,978	(1,167,870)	464,108
Alger American Funds:
Alger American Growth	135,320	485,568	(413,022)	72,546
Alger American Leveraged AllCap	48,184	719,086	(761,594)	(42,508)
Alger American MidCap Growth	213,809	1,159,357	(1,193,765)	(34,408)
Alger American Small Capitalization	248,657	1,030,015	(1,369,035)	(339,020)
American Funds Insurance Series:
American Funds Growth	304,616	-	-	-
American Funds Growth-Income	267,800	-	-	-
American Funds International	173,690	-	-	-
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Asset ManagerSM	(252,877)	558,460	(315,246)	243,214
Fidelity® VIP Asset ManagerSM SC	34,159	55,774	(22,376)	33,398
Fidelity® VIP Growth	(23,426)	939,972	(976,157)	(36,185)
Fidelity® VIP Growth SC	163,961	130,925	(66,483)	64,442
Fidelity® VIP Index 500	651,104	2,803,034	(2,871,953)	(68,919)
Fidelity® VIP Money Market	(2,368,327)	13,655,846	(13,293,811)	362,035
Fidelity® VIP Overseas	127,738	4,181,509	(4,409,294)	(227,785)
Fidelity® VIP Overseas SC	95,278	100,315	(26,715)	73,600
ING Income Shares:
ING VP Bond	270,092	266,604	(31,353)	235,251
ING Investors Trust:
ING Hard Assets	4,149	-	-	-
ING Limited Maturity Bond	9,681	41,829	(4,626,328)	(4,584,499)
ING Liquid Assets	46,702	7,872,674	(6,788,789)	1,083,885
ING Marisco Growth	180,719	1,521	(1,167)	354
ING MFS Mid Cap Growth	103,975	291,972	(61,886)	230,086
ING MFS Research	159	302	(30)	272
ING MFS Total Return	85,768	20,468	(11,340)	9,128
ING T. Rowe Price Capital Appreciation	628,124	783,217	(94,217)	689,000
ING T. Rowe Price Equity Income	209,576	10,741	(781)	9,960
ING Partners, Inc.:
ING JPMorgan Midcap Value	89,276	-	-	-
ING PIMCO Total Return	576,071	-	-	-
ING Salomon Brothers Aggressive Growth	9,585	-	-	-
ING Salomon Brothers Investors	12,372	-	-	-
ING UBS Tactical Asset Allocation	12,521	1,970	(14)	1,956
ING Van Kampen Comstock	221,095	168,184	(16,937)	151,247

S-60

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
	Year ended December 31
	2003		2002

	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap	373,301	49,112	(422)	48,690
ING VP Index Plus Mid Cap	327,236	469,065	(84,163)	384,902
ING VP Index Plus Small Cap	184,566	119,061	(42,175)	76,886
ING Variable Products (VP) Trust:
ING VP Growth Opportunities	14,018	7,836	(2,699)	5,137
ING VP MagnaCap	(6,046)	155,659	(39,325)	116,334
ING VP MidCap Opportunities	23,300	360,810	(264,590)	96,220
ING VP SmallCap Opportunities	126,618	195,279	(32,103)	163,176
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Core Equity	(33,732)	562,797	(500,598)	62,199
INVESCO VIF-Health Sciences	44,260	17,637	(1,222)	16,415
INVESCO VIF-High Yield	(20,222)	2,379,761	(1,348,324)	1,031,437
INVESCO VIF-Small Company Growth	(144,187)	770,084	(557,896)	212,188
INVESCO VIF-Total Return	(62,665)	331,008	(563,130)	(232,122)
INVESCO VIF Utilities	107,999	336,251	(276,809)	59,442
Janus Aspen Series:
Janus Aspen Growth	112,287	762,951	(696,080)	66,871
Janus Aspen International Growth	132,985	543,365	(406,029)	137,336
Janus Aspen Mid Cap Growth	35,124	268,234	(195,305)	72,929
Janus Aspen Worldwide	(105,015)	391,136	(143,837)	247,299
M Fund, Inc:
M Fund Brandes International Equity	(8,769)	712,942	(190,657)	522,285
M Fund Business Opportunity Value	86,388	28,142	(1,869)	26,273
M Fund Clifton Enhanced US Equity	(278,008)	203,877	(46,123)	157,754
M Fund Frontier Capital Appreciation	56,601	615,532	(345,254)	270,278
M Fund Turner Core Growth	76,626	84,796	(26,594)	58,202
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth	117,907	345,906	(274,109)	71,797
Neuberger Berman AMT Limited Maturity Bond	(136,301)	1,978,216	(1,352,449)	625,767
Neuberger Berman AMT Partners	56,632	1,057,013	(1,093,740)	(36,727)
Pioneer Variable Contracts Trust:
Pioneer Mid-Cap Value VCT	514,051	112,011	(9,891)	102,120
Pioneer Small Cap Value VCT	133,936	103,586	(7,691)	95,895
Putnam Variable Trust:
Putnam VT Growth and Income	(131,784)	1,582,793	(1,268,532)	314,261
Putnam VT New Opportunities	1,494	55,618	(9,667)	45,951
Putnam VT Small Cap Value	103,288	976,783	(480,224)	496,559
Putnam VT Voyager	(15,210)	120,993	(27,423)	93,570

S-61

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2003		2002

	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond	65,283	402,004	(200,418)	201,586
Van Eck Worldwide Emerging Markets	190,357	623,320	(434,374)	188,946
Van Eck Worldwide Hard Assets	312,284	329,392	(276,899)	52,493
Van Eck Worldwide Real Estate	3,160	372,743	(153,825)	218,918

S-62

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements
7.	Financial Highlights

A summary of unit values and units outstanding for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense Ratio	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM VI Capital Appreciation
2003	1,047	$9.11 to $10.65	$ 10,989	-%	0% to .75%	28.47% to 29.59%
2002	1,078	$7.03 to $8.29	8,853	-	0% to .75%	-25.05% to -24.41%
2001	1,174	$9.30 to $11.06	12,831	7.26	0% to .75%	-23.83% to -23.27%
2000	4,082	$12.12 to $14.52	51,039	*	*	*
AIM VI Government Securities
2003	2,288	$13.01 to $13.11	29,800	2.30	0% to .75%	0.31% to 1.00%
2002	2,620	$12.97 to $12.98	33,988	2.03	0% to .75%	9.08% to 9.82%
2001	2,156	$11.81 to $11.90	25,665	1.35	0% to .75%	5.40% to 6.11%
2000	1,492	$11.13 to $11.29	16,764	*	*	*
Alger American Growth
2003	2,261	$8.12 to $21.74	44,540	-	0% to .75%	34.11% to 35.11%
2002	2,126	$6.01 to $16.21	33,021	0.04	0% to .75%	-33.35% to -33.07%
2001	2,053	$8.98 to $24.32	48,752	12.91	0% to .75%	-12.74% to -11.61%
2000	1,807	$10.16 to $27.87	50,118	*	*	*
Alger American Leveraged AllCap
2003	702	$8.41 to $29.61	18,180	-	0% to .75%	33.68% to 34.78%
2002	654	$6.24 to $22.15	13,112	0.01	0% to .75%	-34.62% to -33.97%
2001	696	$9.45 to $33.88	23,276	3.72	0% to .75%	-16.30%
2000	602	$40.48	24,378	*	*	*
Alger American MidCap Growth
2003	1,624	$13.07 to $30.91	43,924	-	0% to .75%	46.70% to 47.85%
2002	1,410	$8.84 to $21.07	27,448	-	0% to .75%	-30.25% to -29.67%
2001	1,445	$12.57 to $30.21	42,563	46.27	0% to .75%	-7.2% to -6.40%
2000	1,028	$13.43 to $32.49	33,294	*	*	*

S-63

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Small Capitalization
2003	1,446	$7.14 to $13.76	$ 19,376	-%	0% to .75%	41.27% to 42.23%
2002	1,198	$5.02 to $9.74	11,557	-	0% to .75%	-26.55% to -26.18
2001	1,537	$6.80 to $13.26	19,928	0.05	0% to .75%	-30.10% to -29.53%
2000	1,407	$9.65 to $18.97	26,169	*	*	*
American Funds Growth
2003	305	$12.88 to $12.95	3,929	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American Funds Growth-Income
2003	268	$12.91 to $12.98	3,463	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
American Funds International
2003	174	$13.86 to $13.93	2,412	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Fidelity® VIP Asset ManagerSM
2003	1,160	$18.11	21,003	3.58	0.75%	17.14%
2002	1,413	$15.46	21,839	3.51	0.75%	-8.90%
2001	1,201	$16.97	19,842	4.74	0.75%	-5.35%
2000	879	$17.93	15,755	*	*	*
Fidelity® VIP Asset ManagerSM SC
2003	99	$10.64	1,056	2.80	0%	17.83%
2002	65	$9.03	588	2.94	0%	-8.79%
2001	32	$9.90	314	**	0%	**
2000	**	**	**	**	**	**

S-64

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Growth
2003	2,384	$8.29 to $22.92	$ 53,751	0.25%	0% to .75%	31.88% to 32.85%
2002	2,408	$6.24 to $17.38	41,408	0.24	0% to .75%	-30.40% to -30.12%
2001	2,444	$8.93 to $24.97	59,751	7.38	0% to .75%	-18.45% to -17.62%
2000	2,264	$10.84 to $30.62	68,506	*	*	*
Fidelity® VIP Growth SC
2003	253	$7.91	2,000	0.08	0%	32.72%
2002	88	$5.96	530	0.08	0%	-30.54%
2001	24	$8.58	209	**	0%	**
2000	**	**	**	**	**	**
Fidelity® VIP Index 500
2003	9,436	$8.84 to $24.75	195,682	1.42	0% to .75%	27.45% to 28.49%
2002	8,785	$6.88 to $19.42	151,371	1.34	0% to .75%	-22.88% to -22.26%
2001	8,854	$8.85 to $25.18	200,404	1.05	0% to .75%	-12.72% to -12.12%
2000	6,730	$10.07 to $28.85	180,940	*	*	*
Fidelity® VIP Money Market
2003	4,915	$13.90	68,318	1.02	0.75%	0.22%
2002	7,283	$13.87	101,019	1.70	0.75%	1.24%
2001	6,921	$13.70	94,833	3.88	0.75%	3.63%
2000	4,690	$13.22	62,015	*	*	*
Fidelity® VIP Overseas
2003	2,675	$9.35 to $14.41	38,294	0.72	0% to .75%	42.25% to 43.40%
2002	2,547	$6.52 to $10.13	25,636	0.78	0% to .75%	-21.23% to -20.29%
2001	2,775	$8.18 to $12.86	35,065	13.45	0% to .75%	-21.63% to -21.19%
2000	2,670	$10.38 to $16.41	43,322	*	*	*
Fidelity® VIP Overseas SC
2003	189	$8.70	1,641	0.45	0%	43.09%
2002	93	$6.08	568	0.34	0%	-20.32%
2001	19	$7.63	151	**	0%	**
2000	**	**	**	**	**	**

S-65

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Bond
2003	505	$11.38 to $11.52	$ 5,775	1.88%	0% to .75%	5.57% to 6.27%
2002	235	$10.78 to $10.84	2,539	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Hard Assets
2003	4	$13.11 to $15.45	61	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Limited Maturity Bond
2003	36	$13.08	465	1.26	0%	2.83%
2002	26	$12.72	329	0.23	0%	7.25%
2001	4,610	$11.86	54,671	16.29	0%	8.91%
2000	80	$10.89	877	*	*	*
ING Liquid Asset
2003	1,827	$11.49	20,993	0.78	0%	0.70%
2002	1,780	$11.41	20,314	1.47	0%	1.42%
2001	696	$11.25	7,832	3.74	0%	3.88%
2000	184	$10.83	1,992	*	*	*
ING Marisco Growth
2003	182	$7.76 to $12.78	1,870	-	0% to .75%	32.88%
2002	1	$5.84	5	-	0%	-29.55%
2001	-	$8.29	4	-	0%	-30.28%
2000	-	$11.89	1	*	*	*
ING MFS Mid Cap Growth
2003	381	$6.79 to $9.31	2,923	-	0% to .75%	38.57% to 39.58%
2002	277	$4.90 to $6.67	1,478	-	0% to .75%	-49.38% to -48.85%
2001	46	$9.68 to $13.04	465	**	0% to .75%	**
2000	**	**	**	**	**	**

S-66

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Research
2003	1	$8.22	$ 7	-%	0%	24.73%
2002	1	$6.59	4	0.57	0%	-24.94%
2001	-	$8.78	3	**	0%	**
2000	**	**	**	**	**	**
ING MFS Total Return
2003	99	$11.57 to $12.93	1,246	1.00	0% to .75%	16.91%
2002	14	$11.06	151	3.30	0%	-5.06%
2001	5	$11.65	53	13.37	0%	0.43%
2000	1	$11.60	11	*	*	*
ING T. Rowe Price Capital Appreciation
2003	1,686	$13.16 to $13.43	22,308	0.73	0% to .75%	24.39% to 25.28%
2002	1,058	$10.58 to $10.72	11,222	3.65	0% to .75%	-0.19% to 0.56%
2001	369	$10.60 to $10.66	3,909	9.39	0% to .75%	-
2000	**	**	**	**	**	**
ING T. Rowe Price Equity Income
2003	220	$11.71 to $12.70	2,734	0.85	0% to .75%	25.37%
2002	11	$9.34	99	4.45	0%	-13.20%
2001	1	$10.76	6	**	0%	**
2000	**	**	**	**	**	**
ING JPMorgan Mid Cap Value
2003	89	$12.73 to $12.80	1,139	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING PIMCO Total Return
2003	576	$10.21 to $10.26	5,884	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

S-67

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Aggressive Growth
2003	10	$12.77 to $12.83	123	**** %	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING Salomon Brothers Investors
2003	12	$13.02 to $13.09	161	****	0% to .75%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING UBS Tactical Asset Allocation
2003	14	$9.85 to $9.97	143	-	0% to .75%	26.44% to 27.33%
2002	2	$7.79 to $7.83	15	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Van Kampen Comstock
2003	372	$10.78 to $10.91	4,034	3.47	0% to .75%	28.95% to 29.88%
2002	151	$8.36 to $8.40	1,265	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus Large Cap
2003	422	$9.95 to $10.08	4,224	1.39	0% to .75%	25.16% to 26.16%
2002	49	$7.95 to $7.99	389	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus Mid Cap
2003	712	$10.87 to $11.01	7,802	0.40	0% to .75%	31.44% to 32.49%
2002	385	$8.27 to $8.31	3,193	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-68

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus Small Cap
2003	261	$11.05 to $11.20	$ 2,906	0.17%	0% to .75%	35.09% to 36.09%
2002	77	$8.18 to $8.23	630	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Growth Opportunities
2003	36	$7.75 to $7.91	281	-	0% to .75%	32.25% to 33.16%
2002	22	$5.86 to $5.94	130	-	0% to .75%	-32.18% to -31.57%
2001	17	$8.64 to $8.68	147	**	0% to .75%	**
2000	**	**	**	**	**	**
ING VP MagnaCap
2003	131	$9.71 to $9.92	1,281	1.21	0% to .75%	29.99% to 31.04%
2002	137	$7.47 to $7.57	1,026	1.31	0% to .75%	-23.46% to -22.76%
2001	21	$9.76 to $9.80	202	**	0% to .75%	**
2000	**	**	**	**	**	**
ING VP MidCap Opportunities
2003	152	$9.12 to $9.31	1,404	-	0% to .75%	35.71% to 36.71%
2002	128	$6.72 to $6.81	868	-	0% to .75%	-26.80% to -25.82%
2001	32	$9.18	294	**	0% to .75%	**
2000	**	**	**	**	**	**
ING VP SmallCap Opportunities
2003	365	$7.46 to $7.62	2,743	-	0% to .75%	37.64% to 38.80%
2002	238	$5.42 to $5.49	1,297	-	0% to .75%	-44.07% to -43.63%
2001	75	$9.69 to $9.74	730	**	0% to .75%	**
2000	**	**	**	**	**	**
INVESCO VIF-Core Equity
2003	1,267	$9.74 to $23.99	27,110	1.14	0% to .75%	21.65% to 22.52%
2002	1,301	$7.95 to $19.72	23,265	1.41	0% to .75%	-19.64% to -19.04%
2001	1,238	$9.82 to $24.54	29,102	1.59	0% to .75%	-9.75% to -8.99%
2000	806	$10.79 to $27.19	21,536	*	*	*

S-69

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
INVESCO VIF-Health Sciences
2003	61	$10.37 to $10.50	$ 631	-%	0% to .75%	26.93% to 27.74%
2002	16	$8.17 to $8.22	134	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
INVESCO VIF-High Yield
2003	1,843	$9.53 to $15.79	27,768	6.14	0% to .75%	24.14% to 25.07%
2002	1,863	$7.62 to $12.72	23,179	18.57	0% to .75%	-2.75% to -1.30%
2001	832	$7.72 to $13.08	10,708	10.78	0% to .75%	-15.06% to -14.88%
2000	682	$9.07 to $15.40	10,496	*	*	*
INVESCO VIF-Small Company Growth
2003	1,101	$9.90 to $12.99	13,864	-	0% to .75%	32.42% to 33.42%
2002	1,245	$7.42 to $9.81	12,029	-	0% to .75%	-32.30% to -31.11%
2001	1,033	$10.77 to $14.49	14,861	-	0% to .75%	-19.32% to -18.53%
2000	660	$13.22 to $17.96	11,848	*	*	*
INVESCO VIF-Total Return
2003	639	$10.47 to $16.94	10,471	2.47	0% to .75%	16.11% to 16.98%
2002	702	$8.95 to $14.59	9,980	2.00	0% to .75%	-10.98% to -10.23%
2001	934	$9.97 to $16.39	15,247	2.57	0% to .75%	-2.15%
2000	698	$16.75	11,695	*	*	*
INVESCO VIF-Utilities
2003	693	$6.60 to $14.13	8,951	1.23	0% to .75%	16.58% to 17.44%
2002	585	$5.62 to $12.12	6,946	0.49	0% to .75%	-20.94% to -20.28%
2001	526	$7.05 to $15.33	7,928	1.02	0% to .75%	-32.91%
2000	342	$22.85	7,812	*	*	*
Janus Aspen Growth
2003	681	$5.86 to $6.00	4,019	-	0% to .75%	30.51% to 31.58%
2002	568	$4.49 to $4.56	2,560	-	0% to .75%	-27.23% to -26.81%
2001	501	$6.17 to $6.23	3,099	0.24	0% to .75%	-25.48%
2000	29	$8.28	244	*	*	*

S-70

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen International Growth
2003	1,050	$6.50 to $6.66	$ 6,883	1.07%	0% to .75%	33.47% to 34.55%
2002	917	$4.87 to $4.95	4,484	0.64	0% to .75%	-26.10% to -25.79%
2001	780	$6.59 to $6.67	5,140	0.87	0% to .75%	-24.17% to -23.42%
2000	48	$8.69 to $8.71	421	*	*	*
Janus Aspen Mid Cap Growth
2003	560	$3.92 to $4.02	2,203	-	0% to .75%	33.79% to 34.90%
2002	525	$2.93 to $2.98	1,539	-	0% to .75%	-28.71% to -28.19%
2001	452	$4.11 to $4.15	1,858	-	0% to .75%	-40.00% to -39.50%
2000	77	$6.85 to $6.86	526	*	*	*
Janus Aspen Worldwide
2003	626	$6.04 to $6.19	3,806	0.92	0% to .75%	22.76% to 23.55%
2002	731	$4.92 to $5.01	3,609	0.66	0% to .75%	-26.35% to -25.67%
2001	484	$6.68 to $6.74	3,325	0.37	0% to .75%	-23.13% to -22.62%
2000	37	$8.69 to $8.71	319	*	*	*
Brandes International Equity
2003	713	$11.67 to $11.91	8,330	1.05	0% to .75%	46.42% to 47.40%
2002	722	$7.97 to $8.08	5,757	6.53	0% to .75%	-15.93% to -15.30%
2001	200	$9.48 to $9.54	1,895	**	0% to .75%	**
2000	**	**	**	**	**	**
Business Opportunity Value
2003	113	$9.77 to $9.90	1,103	1.07	0% to .75%	28.72% to 29.58%
2002	26	$7.59 to $7.64	200	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Frontier Capital Appreciation
2003	491	$12.06 to $12.32	5,926	-	0% to .75%	54.62% to 55.95%
2002	435	$7.80 to $7.90	3,390	-	0% to .75%	-25.79% to -25.26%
2001	164	$10.51 to $10.57	1,727	**	0% to .75%	**
2000	**	**	**	**	**	**

S-71

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Turner Core Growth
2003	166	$9.25 to $9.44	$ 1,538	0.28%	0% to .75%	33.67% to 34.47%
2002	89	$6.92 to $7.02	619	0.28	0% to .75%	-27.08% to -26.49%
2001	31	$9.49 to $9.55	296	**	0% to .75%	**
2000	**	**	**	**	**	**
Neuberger Berman AMT Growth
2003	906	$7.68 to $16.26	14,408	-	0% to .75%	30.39% to 31.28%
2002	788	$5.85 to $12.47	9,722	-	0% to .75%	-31.93% to -31.18%
2001	716	$8.50 to $18.32	13,020	50.01	0% to .75%	-30.66%
2000	755	$26.42	19,945	*	*	*
Neuberger Berman AMT Limited Maturity Bond
2003	2,092	$11.42 to $15.32	30,686	4.65	0% to .75%	1.66% to 2.42%
2002	2,229	$11.15 to $15.07	32,704	4.04	0% to .75%	4.44% to 5.39%
2001	1,603	$10.58 to $14.43	22,975	5.37	0% to .75%	8.01%
2000	1,085	$13.36	14,494	*	*	*
Neuberger Berman AMT Partners
2003	1,403	$9.93 to $23.62	32,014	-	0% to .75%	34.05% to 35.10%
2002	1,346	$7.35 to $17.62	23,077	0.51	0% to .75%	-24.93% to -24.15%
2001	1,383	$9.69 to $23.47	32,191	4.12	0% to .75%	-3.61% to -2.81%
2000	1,132	$9.97 to $24.35	27,556	*	*	*
Pioneer Mid-Cap Value VCT
2003	616	$11.52 to $11.67	7,115	0.15	0% to .75%	36.33% to 37.46%
2002	102	$8.45 to $8.49	864	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
Pioneer Small Cap Value VCT
2003	229	$10.65 to $10.79	2,455	-	0% to .75%	34.47% to 35.55%
2002	96	$7.92 to $7.96	760	***	0% to .75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-72

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Putnam VT Growth and Income
2003	527	$10.00 to $10.21	$ 5,300	1.85%	0% to .75%	26.58% to 27.47%
2002	658	$7.90 to $8.01	5,213	1.82	0% to .75%	-19.63% to -19.01%
2001	344	$9.83 to $9.89	3,383	**	0% to .75%	**
2000	**	**	**	**	**	**
Putnam VT New Opportunities
2003	89	$8.66 to $8.84	776	-	0% to .75%	31.41% to 32.34%
2002	88	$6.59 to $6.68	579	-	0% to .75%	-31.07% to -30.49%
2001	42	$9.56 to $9.61	397	**	0% to .75%	**
2000	**	**	**	**	**	**
Putnam VT Small Cap Value
2003	1,135	$13.97 to $14.26	15,925	0.30	0% to .75%	76.39% to 79.15%
2002	1,032	$7.92 to $7.96	9,712	1.05	0% to .75%	-18.76% to -18.27%
2001	535	$11.57 to $11.66	6,191	**	0% to .75%	**
2000	**	**	**	**	**	**
Putnam VT Voyager
2003	168	$8.60 to $8.78	1,455	0.37	0% to .75%	23.92% to 24.89%
2002	183	$6.94 to $7.03	1,275	0.50	0% to .75%	-27.02% to -26.54%
2001	90	$9.51 to $9.57	852	**	0% to .75%	**
2000	**	**	**	**	**	**
Van Eck Worldwide Bond
2003	394	$13.61 to $13.68	5,371	0.02	0% to .75%	17.23% to 18.13%
2002	329	$11.58 to $11.61	3,820	-	0% to .75%	20.81% to 21.64%
2001	127	$9.52 to $9.61	1,225	3.92	0% to .75%	-5.78% to -4.99%
2000	91	$10.02 to $10.20	931	*	*	*
Van Eck Worldwide Emerging Markets
2003	967	$11.29 to $12.15	10,998	0.08	0% to .75%	53.19% to 54.19%
2002	777	$7.37 to $7.88	5,740	0.17	0% to .75%	-3.67% to -2.96%
2001	588	$7.65 to $8.12	4,516	-	0% to .75%	-2.55% to -1.81%
2000	579	$7.85 to $8.27	4,562	*	*	*

S-73

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Van Eck Worldwide Hard Assets
	2003	545	$12.57 to $13.28	$ 7,224	0.34%	0% to .75%	44.03% to 45.15%
	2002	233	$8.66 to $9.22	2,148	0.62	0% to .75%	-3.66% to -2.81%
	2001	181	$8.91 to $9.57	1,727	1.15	0% to .75%	-11.06%
	2000	215	$10.76	2,313	*	*	*
Van Eck Worldwide Real Estate
	2003	493	$13.19 to $14.84	6,614	1.90	0% to .75%	33.50% to 34.42%
	2002	490	$9.88 to $11.04	4,886	2.47	0% to .75%	-5.18% to -4.42%
	2001	271	$10.42 to $11.55	2,826	1.98	0% to .75%	4.51% to 5.29%
	2000	131	$9.97 to $10.97	1,312	*	*	*

*	Not provided for 2000.
**	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
***	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
****	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge,
	as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however,
	such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of
	minimum and maximum values; however, such information is calculated independently for each column in the table.

S-74

Financial Statements — Statutory Basis
Security Life of Denver Insurance Company
Years ended December 31, 2003 and 2002
with Report of Independent Auditors

F-1

SECURITY LIFE OF DENVER INSURANCE COMPANY
Financial Statements - Statutory Basis
Years ended December 31, 2003 and 2002

F-2

Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory basis balance sheets of Security Life of Denver Insurance Company ("the Company" and an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Security Life of Denver Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

F-3

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

/s/ Ernst & Young

March 22, 2004

F-4

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 11,999,561	$ 11,414,565
Preferred stocks	12,418	18,915
Common stocks	77,957	72,427
Subsidiaries	76,187	73,186
Mortgage loans	2,856,476	2,776,223
Real estate, less accumulated depreciation (2003-$13,109; 2002-$12,553)	31,971	32,612
Contract loans	1,092,751	1,073,803
Other invested assets	128,678	149,642
Cash and short-term investments	408,212	290,080
Total cash and invested assets	16,684,211	15,901,453
Deferred and uncollected premiums, less loading (2003- $2,052; 2002- $1,926)	193,102	130,982
Accrued investment income	226,236	241,378
Reinsurance balances recoverable	(4,022)	67,177
Data processing equipment, less accumulated
depreciation (2003-$3,838; 2002-$1,817)	31	75
Indebtedness from related parties	14	8,420
Federal income tax recoverable, (including $66,660 and $56,985
net deferred tax assets at December 31, 2003 and 2002, respectively)	66,660	57,059
Separate account assets	1,730,272	1,526,548
Other assets	13,407	12,825
Total admitted assets	$ 18,909,911	$ 17,945,917

The accompanying notes are an integral part of these financial statements.

F-5

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 7,603,507	$ 8,022,919
Accident and health reserves	8	15
Deposit type contracts	7,330,821	6,710,709
Policyholders’ funds	6,493	7,302
Dividends payable	3,981	3,871
Unpaid claims	145,231	191,423
Total policy and contract liabilities	15,090,041	14,936,239
Interest maintenance reserve	19,517	2,444
Accounts payable and accrued expenses	126,551	126,479
Reinsurance balances due	515,895	43,312
Indebtedness to related parties	40,051	1,802
Contingency reserve	16,955	18,087
Asset valuation reserve	95,649	74,863
Borrowed money, net	268,245	168,884
Other liabilities	126,027	30,480
Separate account liabilities	1,711,770	1,512,075
Total liabilities	18,010,701	16,914,665
Capital and surplus:
Common stock: $20,000 par value; authorized 149 shares;
issued and outstanding 144 shares	2,880	2,880
Surplus notes	165,032	165,032
Paid-in and contributed surplus	837,378	837,378
Unassigned (deficit) surplus	(106,080)	25,962
Total capital and surplus	899,210	1,031,252
Total liabilities and capital and surplus	$ 18,909,911	$ 17,945,917

The accompanying notes are an integral part of these financial statements.

F-6

Security Life of Denver Insurance Company
Statements of Operations – Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 1,182,093	$ 2,063,758
Policy proceeds and dividends left on deposit	51	31
Net investment income	707,739	858,455
Amortization of interest maintenance reserve	(16,687)	(13,414)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	260,286	53,339
Other income	84,275	71,964
Total premiums and other revenues	2,217,757	3,034,133
Benefits paid or provided:
Death benefits	503,663	402,381
Annuity benefits	13,450	12,001
Surrender benefits	1,312,580	1,276,798
Interest on policy or contract funds	233,660	296,017
Other benefits	26	(1,896)
Change in life, annuity, and accident and health reserves	(419,362)	290,893
Net transfers to separate accounts	49,745	60,825
Total benefits paid or provided	1,693,762	2,337,019
Insurance expenses:
Commissions	357,779	307,117
General expenses	133,682	98,192
Insurance taxes, licenses and fees, excluding federal income taxes	21,451	18,890
Miscellaneous deductions	2,373	995
Total insurance expenses	515,285	425,194
Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	8,710	271,920
Dividends to policyholders	2,766	2,564
Gain from operations before federal income taxes and
net realized capital losses	5,944	269,356
Federal income taxes	103,127	88,773
(Loss) gain from operations before net realized capital losses	(97,183)	180,583
Net realized capital losses net of income taxes 2003 - $(14,400) and
2002 - $(11,366); and excluding net transfers to the interest maintenance
reserve 2003- $(387) and 2002- $(20,691)	(45,280)	(43,391)
Net (loss) income	$ (142,463)	$ 137,192
The accompanying notes are an integral part of these financial statements.
F-7

Security Life of Denver Insurance Company
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,880	$ 2,880
Surplus note:
Balance at beginning and end of year	165,032	165,032
Paid-in and contributed surplus:
Balance at beginning of year	837,378	737,378
Capital contributions	-	100,000
Balance at end of year	837,378	837,378
Unassigned (deficit) surplus:
Balance at beginning of year	25,962	(136,246)
Net income	(142,463)	137,192
Change in net unrealized capital gains or losses	12,014	(5,149)
Change in nonadmitted assets	(43,372)	42,134
Change in liability for reinsurance in unauthorized companies	1,999	(5,474)
Change in asset valuation reserve	(20,786)	1,136
Change in net deferred income tax	57,094	(7,631)
Dividends to stockholder	(136,055)	-
Deferral of gain on reinsurance transaction	139,527	-
Balance at end of year	(106,080)	25,962
Total capital and surplus	$ 899,210	$ 1,031,252

The accompanying notes are an integral part of these financial statements.

F-8

Security Life of Denver Insurance Company
Statements of Cash Flows—Statutory Basis
	Year ended December 31
	2003	2002
	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 1,329,758	$ 2,078,398
Net investment income received	915,235	1,018,160
Commission, expenses paid and other miscellaneous expenses	(475,494)	(393,052)
Benefits paid	(1,430,859)	(1,920,378)
Net transfers from (to) separate accounts	31,408	(770,703)
Dividends paid to policyholders	(2,656)	(2,758)
Federal income taxes paid	(105,554)	(48,565)
Other revenues	420,220	18,692
Net cash provided by (used in) operations	682,058	(20,206)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	9,537,940	9,417,153
Stocks	10,286	23,243
Mortgage loans	523,538	452,644
Real estate	1,375	-
Other invested assets	9,622	29,086
Net gain on cash and short term investments	9,607	56
Miscellaneous proceeds	61,278	-
Net proceeds from sales, maturities, or repayments of investments	10,153,646	9,922,182

Cost of investments acquired:
Bonds	10,348,589	10,434,664
Stocks	3,954	37,494
Mortgage loans	604,826	795,589
Real estate	-	-
Other invested assets	13,237	10,853
Miscellaneous applications	-	188,187
Total cost of investments acquired	10,970,606	11,466,787

Net change in contract loans	(18,948)	50,306
Net cash used in investment activities	(835,908)	(1,494,299)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	10,620	91,733
Borrowed money received (repaid)	99,364	(142,383)
Net deposits on deposit-type contract funds	47,934	1,770,838
Dividends to stockholders	(136,055)	-
Other sources (uses)	250,119	(483,025)
Net cash provided by financing and miscellaneous activities	271,982	1,237,163
Net change in cash and short-term investments	118,132	(277,342)
Cash and short-term investments
Beginning of year	290,080	567,422
End of year	$ 408,212	$ 290,080
The accompanying notes are an integral part of these financial statements.
F-9

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

1.	Nature of Operations and Significant Accounting Policies

Security Life of Denver Insurance Company (the "Company") is domiciled in Colorado and is a wholly owned subsidiary of Lion Connecticut Holdings Inc., which is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company focuses on three markets: the advanced market, reinsurance to other insurers, and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate–owned life insurance. These products include traditional life, interest–sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York and Puerto Rico), the District of Columbia and the U.S. Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

The Company merged with First Columbine Life Insurance Company ("First Columbine"), an affiliate, on December 31, 2002. The transaction was approved by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of First Columbine. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre–merger separate company revenue, net income, and other surplus adjustments for the twelve months ended December 31, 2002 were $2,784,460,000, $116,057,000 and $107,979,000, respectively, for the Company and $249,673,000, $21,137,000, and $17,035,000, respectively, for First Columbine.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

F-10

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available–for–sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re–evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

F-11

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC–prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed–income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five–year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

F-12

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest–sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

F-13

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits: For purposes of calculating the Company’s pension and postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non–admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short–term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

F-14

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi–class mortgage–backed/asset–backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher–risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near–term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

F-15

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The Company uses derivatives such as interest rate swaps, caps and floors as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short–term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s noninsurance subsidiary is reported at the GAAP basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

F-16

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short–term investments are reported at amortized cost. Short–term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the specific identification method.

Cash on hand includes cash equivalents. Cash equivalents are short–term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short–term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 11.25%.

F-17

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium–paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid–Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight–line basis over the estimated useful life of the asset.

F-18

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Participating Insurance

Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 0.8% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:
	December 31
	2003	2002
	(In Thousands)
Deferred federal income taxes	$ 231,293	$ 188,721
Agents’ debit balances	3,335	4,232
Furniture and equipment	1,555	2,217
Deferred and uncollected premium	872	2,801
Non-operating software asset in progress	11,582	14,187
Other	12,265	5,372
Total nonadmitted assets	$ 260,902	$ 217,530

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2003.

F-19

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Cash Flow Information

Cash and short–term investments include cash on hand, demand deposits and short–term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

More than half of the separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non–guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience–rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re–established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying financial statements.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Colorado. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of

F-20

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

3.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2003:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 57,644	$ 4,974	$ 171	$ 62,447
States, municipalities,
and political subdivisions	4,334	173	-	4,507
Foreign government	216,521	25,015	1,302	240,234
Public utilities securities	1,002,225	57,149	3,739	1,055,635
Corporate securities	5,865,468	311,413	30,691	6,146,190
Mortgage-backed securities	3,848,729	65,627	60,488	3,853,868
Commercial mortgage-backed securities	199,516	9,520	2,711	206,325
Other asset-backed securities	813,888	7,433	39,932	781,389
Total fixed maturities	12,008,325	481,304	139,034	12,350,595
Preferred stocks	12,467	-	2,832	9,635
Common stocks	74,981	2,988	12	77,957
Total equity securities	87,448	2,988	2,844	87,592

Total	$ 12,095,773	$ 484,292	$ 141,878	$ 12,438,187
At December 31, 2002:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 546,121	$ 8,966	$ 195	$ 554,892
States, municipalities,
and political subdivisions	19,823	293	-	20,116
Foreign government	623,583	35,806	14,017	645,372
Public utilities securities	526,221	22,868	4,875	544,214
Corporate securities	4,920,736	251,230	65,077	5,106,889
Mortgage-backed securities	3,792,945	137,393	68,814	3,861,524
Commercial mortgage-backed securities	142,215	11,515	2,837	150,893
Other asset-backed securities	864,431	10,074	59,909	814,596
Total fixed maturities	11,436,075	478,145	215,724	11,698,496
Preferred stocks	18,954	302	1,918	17,338
Common stocks	71,856	584	13	72,427
Total equity securities	90,810	886	1,931	89,765
Total	$ 11,526,885	$ 479,031	$ 217,655	$ 11,788,261

F-21

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Reconciliation of bonds from amortized cost to carrying value is as follows:
	December 31
	2003	2002
	(In Thousands)
Amortized cost	$ 12,008,325	$ 11,436,075
Less: nonadmitted bonds	(8,764)	(21,510)
Carrying value	$ 11,999,561	$ 11,414,565

As of December 31, 2003, the aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:
More than 6
months and less
	Less than 6	than 12 months	More than 12
	months below cost	below cost	months below cost	Total
(In Thousands)
Fair value	$ 1,298,604	$ 1,016,714	$ 466,032	$ 2,781,350
Unrealized loss	16,475	46,060	76,500	139,035

Of the unrealized losses more than 6 months and less than 12 months in duration of $46,060,000 there were $10,390,000 in unrealized losses that were primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $35,670,000 as of December 31, 2003 included the following significant items:

$28,305,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $497,256,000.

$2,759,000 of unrealized losses related to the energy/utility industry, for which the fair value was $100,270,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

$2,482,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $873,000 for which the fair value was $50,047,000. Credit exposures are well diversified in these markets including banking, beverage, healthcare, and sovereign companies.

F-22

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

$1,306,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $31,220,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what Company management believes to be the largest and most financially secure companies in the sector.

The remaining unrealized losses totaling $818,000 relate to a fair value of $6,638,000.

Of the unrealized losses more than 12 months in duration of $76,500,000, there were $3,017,000 in unrealized losses that were primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $73,483,000 as of December 31, 2003 included the following significant items:

$63,195,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $242,380,000.

$4,633,000 of unrealized losses related to the airline industry, for which the fair value was $35,286,000. During 2003, the airline industry continued to suffer from decreased passenger volumes offset by a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments is predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

$1,823,000 of unrealized losses related to the energy/utility industry, for which the fair value was $20,862,000. During 2003, the energy sector recovered due to a gradually improving economic picture. Current analysis indicates the debt will be serviced in accordance with the contractual terms.

$2,444,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,700,000 for which the fair value was $35,813,000. Credit exposures are well diversified in these markets, including banking and other asset-backed securities.

$1,143,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $39,531,000. During 2003, the sector recovered somewhat due to a gradually improving economy. Credit exposure is primarily focused in what Company management believes to be the largest and most financially secure companies in the sector.

F-23

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The remaining unrealized losses totaling $245,000 relate to a fair value of $1,394,000.

The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
December 31, 2003
Maturity:
Due in 1 year or less	$ 418,595	$ 425,646
Due after 1 year through 5 years	2,811,537	2,968,703
Due after 5 years through 10 years	2,349,746	2,468,666
Due after 10 years	1,566,314	1,645,998
	7,146,192	7,509,013
Mortgage-backed securities	3,848,729	3,853,868
Commercial mortgage-backed securities	199,516	206,325
Other structured securities	813,888	781,389
Total	$ 12,008,325	$ 12,350,595

At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $23,849,000, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company had loaned securities, which are reflected as invested assets on the balance sheets with a market value of approximately $22,867,000 and $28,903,000, at December 31, 2003 and 2002, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $4,985,299,000 and $5,990,714,000 in 2003 and 2002, respectively. Gross gains of $84,185,000 and $139,524,000 and gross losses of $29,923,000 and $114,222,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains and losses realized in 2003 and 2002 has been deferred to future periods in the IMR.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk.

F-24

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:
			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain

NAIC 3	19	$ 14,652,948	$ 15,738,289	$ 177,741
NAIC 4	5	3,726,012	3,250,881	52,369
NAIC 6	3	251,210	266,502	-

Major categories of net investment income are summarized as follows:
	Year ended December 31
	2003	2002
	(In Thousands)
Income:
Equity securities-unaffiliated	$ 8,330	$ 4,666
Bonds	674,425	753,050
Mortgage loans	175,395	170,803
Contract loans	71,453	72,183
Real estate	4,661	4,950
Derivative investments	(176,141)	(109,067)
Other	7,080	12,633
Total investment income	765,203	909,218
Investment expenses	(57,464)	(50,763)
Net investment income	$ 707,739	$ 858,455

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:
	December 31
	2003	2002
	(In Thousands)

Investment purchase commitments	$ 348,720	$ 218,743

F-25

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $166,089,000 and $161,878,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage–backed securities with a book value of $164,591,000 and $160,784,000 and fair value of $166,580,000 and $163,139,000 at December 31, 2003 and 2002, respectively. At December 31, 2003, the securities have a weighted average coupon rate of 5.8% and have maturities ranging from December 2018 through December 2033. The primary risk associated with short–term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short–term investments, which was not material at December 31, 2003. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.07%. The agreements mature prior to the end of January 2004. As of December 31, 2003 and 2002, the amount outstanding on these agreements was $15,800,000. The securities underlying these agreements are mortgage-backed securities with a book value of $15,938,000 and $7,276,000 and fair value of $16,098,000 and $7,355,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon of 5.0% and have a maturity of December 2033.

The maximum and minimum lending rates for long–term mortgage loans during 2003 were 7.26% and 2.32%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 76.0% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages is $57,000, and $251,000 as of December 31, 2003 and 2002, respectively.

F-26

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination. Changes in the fair value of effective hedge derivatives are recorded as investment income. Changes in the fair value of ineffective hedge derivatives are recorded as unrealized gains and losses in surplus. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as unrealized gains and losses. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

F-27

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company’s interest rate contracts included in other invested assets at December 31, 2003 and 2002:
	Notional	Carrying	Fair
	Amount	Value	Value
(In Thousands)
December 31, 2003
Swaps	$ 9,977,615	$ 5,533	$ (233,030)
Caps owned	525,151	4,498	747

Total derivatives	$ 10,502,766	$ 10,031	$ (232,283)
December 31, 2002
Swaps	$ 10,995,346	$ 15,626	$ (272,911)
Caps owned	672,372	7,313	1,920
Total derivatives	$ 11,667,718	$ 22,939	$ (270,991)

5.	Concentrations of Credit Risk

The Company held less–than–investment–grade corporate bonds with an aggregate book value of $773,297,000 and $679,704,000 and an aggregate market value of $800,996,000 and $633,205,000 at December 31, 2003 and 2002, respectively. Those holdings amounted to 6.4% of the Company’s investments in bonds and 4.5% of total admitted assets at December 31, 2003. The holdings of less–than–investment–grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $252,037,000 and $208,820,000 with an aggregate NAIC market value of $255,766,000 and $209,386,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 2.1% of the Company’s investment in bonds and 1.5% of the Company’s total admitted assets at December 31, 2003.

At December 31, 2003, the Company’s commercial mortgages involved a concentration of properties located in California (17.0%) and Florida (9.5%). The remaining commercial mortgages relate to properties located in 41 other states. The portfolio is well diversified, covering many different types of income–producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $51,425,000.

F-28

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
6.	Annuity Reserves

At December 31, 2003 and 2002, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2003
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 2,954,534	28.7%
At book value less surrender charge	31,416	0.3
Subtotal	2,985,950	29.0

Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	264,407	2.6
Not subject to discretionary withdrawal	7,039,545	68.4
Total annuity reserves and deposit fund liabilities
before reinsurance	10,289,902	100.0%
Less reinsurance ceded	-
Net annuity reserves and deposit fund liabilities	$ 10,289,902
December 31, 2002
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 4,035,938	39.9%
At book value less surrender charge	34,035	0.4
Subtotal	4,069,973	40.3
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	266,917	2.6
Not subject to discretionary withdrawal	5,774,312	57.1
Total annuity reserves and deposit fund liabilities
before reinsurance	10,111,202	100.0%
Less reinsurance ceded	-
Net annuity reserves and deposit fund liabilities	$ 10,111,202

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $426,738,180,000 at December 31, 2003. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $687,716,000 at December 31, 2003. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 54, Individual and Group Accident and Health Contracts.

F-29

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
7.	Employee Benefit Plans

Pension Plan and Postretirement Benefits

The Company sponsors non-contributory defined benefit pension plans covering United States employees.

The Company also provides certain health care and life insurance benefits for retired employees.

A summary of assets, obligations and assumptions of the pension and other postretirement benefits plans are as follows:
	Pension Benefits		Other Benefits

	2003	2002	2003	2002
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 11,433	$ 14,880	$ 5,658	$ 5,742
Service cost	-	26	430	445
Interest cost	752	1,098	359	451
Contribution by plan participants	-	-	1,442	265
Actuarial (loss) gain	(1,002)	(3,880)	926	844
Benefits paid	(1,024)	(691)	(1,878)	(597)
Plan amendments	-	-	-	(1,492)
Benefit obligation at end of year	$ 10,159	$ 11,433	$ 6,937	$ 5,658
Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Actual return on plan assets	-	-	-	-
Employer contribution	1,024	691	436	332
Plan particpants' contributions	-	-	1,442	265
Benefits paid	(1,024)	(691)	(1,878)	(597)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

F-30

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits

	2003	2002	2003	2002
	(In Thousands)
Funded status	$ (10,159)	$ (11,433)	$ (6,937)	$ (5,658)
Unamortizated prior service credit	(402)	(438)	(1,971)	(2,094)
Unrecognized net gain/(loss)	(3,667)	(2,872)	27	(963)
Remaining net obligation	10,959	11,603	-	-
Net amount recorded	$ (3,269)	$ (3,140)	$ (8,881)	$ (8,715)
Components of net periodic benefit cost
Service cost	$ -	$ 26	$ 430	$ 445
Interest cost	752	1,098	359	451
Amortization of unrecognized transition
obligation or transition asset	645	645	-	490
Amount of recognized gains and losses	(208)	-	(64)	(150)
Amount of prior service cost recognized	(36)	(35)	(123)	483
Total net periodic benefit cost	$ 1,153	$ 1,734	$ 602	$ 1,719

In addition, the Company has pension benefit obligation and other benefit obligation for non–vested employees as of December 31, 2003 and 2002 in the amount of $59,000 and $219,000 and $3,376,000 and $2,956,000, respectively.

Assumptions used in determining the accounting for the supplemental employees retirement plan and other post–retirement benefit plans as of December 31, 2003 and 2002 were as follows:
	2003	2002

Weighted-average discount rate	6.25%	6.75%
Rate of increase in compensation level	3.75%	3.75%
Expected long-term rate of return on assets	8.75%	9.00%

F-31

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 10%, graded to 5% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $88,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $85,000.

401(k) Plan

The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre–tax eligible pay at 100%. Company matching contributions were $1,893,000 and $1,807,000 for 2003 and 2002, respectively.

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $161,513,000 and $213,479,000, respectively. In addition, $0 and $750,860,000 in deposit type contracts were received in 2003 and 2002, respectively.

F-32

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The general nature and characteristics of the separate accounts business follows:
	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2003
Premium, consideration or deposits for the year	$ -	$ 161,513	$ 161,513
Reserves for separate accounts with assets at:
Fair value	$ -	$ 960,041	$ 960,041
Amortized cost	750,901	-	750,901
Total reserves	$ 750,901	$ 960,041	$ 1,710,942
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ -	$ -	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	-	449,685	449,685
At market value	-	-	-
At book value without market value adjustment
and with current surrender charge less than 5%	-	510,356	510,356
Subtotal	-	960,041	960,041

Not subject to discretionary withdrawal	750,901	-	750,901
Total separate account aggregate reserves	$ 750,901	$ 960,041	$ 1,710,942
December 31, 2002
Premium, consideration or deposits for the year	$ -	$ 213,479	$ 213,479
Reserves for separate accounts with assets at:
Fair value	$ -	$ 699,743	$ 699,743
Amortized cost	750,860	-	750,860
Total reserves	$ 750,860	$ 699,743	$ 1,450,603
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ -	$ -	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	-	363,187	363,187
At market value	-	-	-
At book value without market value adjustment
and with current surrender charge less than 5%	-	336,195	336,195
Subtotal	-	699,382	699,382
Not subject to discretionary withdrawal	750,860	361	751,221
Total separate account aggregate reserves	$ 750,860	$ 699,743	$ 1,450,603

F-33

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
A reconciliation of the amounts transferred to and from the separate accounts is presented below:
	December 31
	2003	2002
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 161,513	$ 234,907
Transfers from separate accounts	(111,768)	(174,584)
Net transfers to separate accounts	49,745	60,323
Reconciling adjustments:
Miscellaneous transfers	-	502
Transfers as reported in the Statement of Operations	$ 49,745	$ 60,825

9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $1,008,909,000 and $895,515,000 for the years ended December 31, 2003 and 2002, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:
	December 31
	2003	2002
	(In Thousands)
Premiums	$ 1,136,439	$ 392,723
Benefits paid or provided	373,139	216,044
Policy and contract liabilities at year end	2,140,008	2,623,310

During 2003 and 2002, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

F-34

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
10.	Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return with its parent, ING AIH, and other U.S. affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The components of the net deferred tax asset (liability) are as follows:
	December 31
	2003	2002
	(In Thousands)
Total deferred tax assets	$ 325,643	$ 260,262
Total deferred tax liabilities	(27,691)	(14,556)
Net deferred tax assets	297,952	245,706
Deferred tax asset nonadmitted	(231,293)	(188,721)
Net admitted deferred tax asset	$ 66,659	$ 56,985
(Increase) decrease in nonadmitted asset	$ (42,572)	$ 15,311

Current income taxes incurred consisted of the following major components:
	Year ended December 31
	2003	2002
	(In Thousands)
Federal taxes on operations	$ 103,127	$ 88,773
Federal taxes on capital gains	14,400	11,366
Total current taxes incurred	$ 117,527	$ 100,139

F-35

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The main components of deferred tax assets and deferred tax liabilities are as follows:
	December 31
	2003	2002
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 128,958	$ 100,924
Insurance reserves	73,157	37,406
Investments	65,107	58,691
Compensation and employee benefits	22,431	18,045
Due and deferred premium	13,343	11,964
Nonadmitted assets	7,659	9,284
Unrealized loss on investments	3,060	6,607
Litigation accruals	5,934	6,330
Depreciable assets	4,737	5,861
Other	1,257	5,150
Total deferred tax assets	325,643	260,262
Deferred tax assets nonadmitted	(231,293)	(188,721)
Admitted deferred tax assets	94,350	71,541
Deferred tax liabilities resulting from book/tax differences in:
Investments	5,184	10,959
Due and deferred premiums	21,789	-
Other	717	3,597
Total deferred tax liabilities	27,690	14,556

Net admitted deferred tax asset	$ 66,660	$ 56,985

The change in net deferred income taxes is comprised of the following:
	December 31
	2003	2002	Change
	(In Thousands)
Total deferred tax assets	$ 325,643	$ 260,262	$ 65,381
Total deferred tax liabilities	27,691	14,556	13,135
Net deferred tax asset	$ 297,952	$ 245,706	52,246
Remove current year change in unrealized gains			4,848
Change in net deferred income tax			57,094
Remove other items in surplus:
Current year change in non-admitted assets			1,670
Other			(1,346)
Change in deferred taxes for rate reconciliation			$ 57,418

F-36

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The provision for federal income taxes expense and change in deferred taxes differs from the amount from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

Year Ended
December 31,
2003
(In Thousands)
Ordinary income	$ 5,943
Capital losses	(30,493)

Total pre-tax book loss	$ (24,550)
Provision computed at statutory rate	$ (8,592)
Refinement of deferred tax balances	15,221
Interest maintenance reserve	5,840
Dividend received deduction	(1,299)
Amortization of reinsurance gain	48,834
Other	105
Total	$ 60,109
Federal income taxes incurred	$ 117,526
Change in net deferred income taxes	(57,418)
Total statutory income taxes	$ 60,108

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $99,153,372 and $113,183,297 from 2003 and 2002, respectively.

Under the inter–company tax sharing agreement, the Company has a receivable from ING AIH of $21,850,000 and $9,951,000 for federal income taxes as of December 31, 2003 and 2002, respectively.

F-37

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders’ surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $60,490,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $21,171,000. No deferred tax liabilities are recognized related to the PSA.

11.	Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2003, Midwestern United Life Insurance Company ("Midwestern United"). The Company also has two wholly owned noninsurance subsidiaries, First Secured Mortgage Deposit Corporation and ING America Equities, Inc ("IAE").

IAE is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. IAE does not hold customer funds or securities.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:
	December 31
	2003	2002
	(In Thousands)
Common stock (cost-$40,746 in 2003 and $40,756 in 2002)	$ 76,187	$ 73,186

Summarized financial information for these subsidiaries is as follows:
	December 31
	2003	2002
	(In Thousands)
Revenues	$ 56,962	$ 69,254
Income before net realized gains on investments	2,884	18,896
Net income	3,267	13,640
Admitted assets	258,403	255,957
Liabilities	182,216	182,771

Midwestern United paid no common stock dividend to the Company in 2003 and paid a dividend of $1,159,000 in 2002.
F-38

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
12.	Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Colorado Division of Insurance is limited to the greater of the net gain from operations or 10% of surplus at December 31 of the preceding year.

Life and health insurance companies are subject to certain Risk–Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

The Company has two surplus notes to a related party for $65,032,000 and $100,000,000, which represent the cumulative cash draws on two $100,000,000 commitments issued by ING AIH through December 31, 2003, less principal payments. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10–year U.S. Treasury bonds plus 1/4%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 ("Repayment Period"). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. In the event that the Commissioner of Insurance of the State of Colorado does not grant approval for repayment, any unpaid annual installments shall be considered unpaid principal plus accrued interest for purposes of calculating subsequent annual installments. Repayment of principal and payment of interest shall be subordinated to the prior payment of, or provision for, all liabilities of the Company, but shall rank superior to the claim, interest and equity of the shares held by the shareholder of the Company. Such subordination shall be equally applicable in the case of any merger, consolidations, liquidation, rehabilitations, reorganization, dissolution, sale or other disposal of all, or substantially all, of a Company’s assets, including the assumption, whether by reinsurance or otherwise, of the major portion of the Company’s in force business pursuant to the reinsurance agreement or agreements approved by the Commissioner of Insurance of the State of Colorado.

The repayment of these notes are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. There were no principal or interest payments in 2003 or 2002.

F-39

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
13.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:
	December 31
	2003		2002
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$ 11,999,561	$ 12,350,595	$ 11,414,565	$ 11,698,496
Preferred stocks	12,418	9,635	18,915	17,338
Unaffiliated common stocks	77,957	77,957	72,427	72,427
Mortgage loans	2,856,476	3,046,538	2,776,223	3,012,179
Contract loans	1,092,751	1,092,751	1,073,803	1,073,804
Derivative securities	10,031	(232,283)	22,939	(270,991)
Short-term investments	278,270	278,270	234,588	234,588
Cash	129,942	129,942	55,492	55,492
Investment in surplus notes	35,000	45,677	35,000	51,784
Indebtedness from related parties	14	14	8,420	8,420
Separate account assets	1,730,272	1,730,272	1,526,548	1,526,548
Receivable for securities	45,452	45,452	45,764	45,764

Liabilities:
Individual and group annuities	2,174,633	2,255,688	2,612,948	2,596,131
Deposit type contract	7,330,821	8,096,950	6,710,709	6,705,823
Policyholder funds	6,493	6,493	7,302	7,302
Indebtedness to related parties	40,051	40,051	1,802	1,802
Separate account liabilities	1,711,770	1,711,770	1,512,075	1,512,075
Payable for securities	65,097	65,097	2,522	2,522

F-40

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short–term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 12% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $12,210,917,000 and $11,605,230,000, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for on–balance–sheet derivative financial instruments (caps and floors) and off–balance–sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

F-41
Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Off–balance–sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $283,806,000 and $233,300,000 in 2003 and 2002, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these December 31, 2003 contracts. Such assets had a book value of $1,086,097,000 and $1,008,456,000 at December 31, 2003 and 2002, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 100% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism, which passes such interest rate risk to plan participants.

Other investment–type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company’s operations or financial position.

The Company guarantees certain contractual policy obligations of its subsidiary, Midwestern United. In the unlikely event that Midwestern United was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position.

The Company is a member of the Federal Home Loan Bank of Topeka ("FHLB"). As a member of the FHLB, the Company has issued non–putable funding agreements with the FHLB. Assets with a book value of $1,711,488,000 collateralize these agreements. The reserves on these agreements were $1,460,459,000 at December 31, 2003.

F-42

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Guarantee Agreement

The Company, effective January 2002, entered into a Guarantee Agreement with two other ING Affiliates whereby it is jointly and severally liable for $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The Company’s Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers were ReliaStar Life Insurance Company, Security-Connecticut (subsequently merged into ReliaStar Life Insurance Company, on October 1, 2003) and the Company. The joint and several guarantees of the two insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Leases and Other Commitments

The Company leases office space under various non–cancelable operating lease agreements that expire July 2009. During the years ended December 31, 2003 and 2002, rent expense totaled $1,817,000 and $1,082,000, respectively. At December 31, 2003, the minimum aggregate rental commitments for the upcoming five years are: 2004 - $583,000; 2005 - $406,000; 2006 - $206,000; 2007 - $110,000; 2008 - $9,000.

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in the future periods. The Company is not involved in any material sale–leaseback transactions.

At December 2003, the Company had committed to provide additional capital contributions of $20,231,000 in partnerships reported in other invested assets on the balance sheets.

Other Matters

Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company’s ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

F-43

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING’s internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within the Company’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of ReliaStar Life Insurance Company ("ReliaStar"), an affiliate of the Company, to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by ReliaStar and by ING USA Annuity & Life Insurance Company, an affiliate of the Company, and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

F-44

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
15.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $125,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $7,000 and $71,000 for the years ended December 31, 2003 and 2002, respectively. Additionally, there were no amounts payable to the Bank at December 31, 2003 or 2002.

The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $10,000 and $25,000 for the years ended December 31, 2003 and 2002, respectively. Additionally, there were no amounts payable to BONY at December 31, 2003 or 2002.

The Company borrowed $3,854,865,000 and repaid $3,768,515,000 in 2003 and borrowed $6,638,185,000 and repaid $6,638,185,000 in 2002. These borrowings were on a short–term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $530,000 and $1,161,000, during 2003 and 2002, respectively.

16.	Related Party Transactions

Affiliates

Management and service contracts and all cost sharing arrangements with other affiliated ING United States Life Insurance Companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Investment Management: The Company has entered into an asset management agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $47,025,000 and $37,147,000 for the years ended December 31, 2003 and 2002, respectively.

F-45

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Inter–insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $49,500,000 and $55,054,000 for the years ended December 31, 2003 and 2002, respectively.

Reciprocal Loan Agreement: The Company has entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires July 1, 2011, the Company and ING AIH can borrow up to $538,400,000 from one another. Interest on any of the Company’s borrowing is charged at the rate of ING AIH cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $512,000 and interest income of $2,818,000 for the year ended December 31, 2003. At December 31, 2003, the Company had $86,350,000 payable to ING AIH and $106,700,000 receivable from ING AIH. The payable balance is included in borrowed money on the accompanying balance sheets, while the receivable is recorded in cash and short-term investments.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Service Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.

Global Medium Term Note Program: In December 2002, the Company established a Global Medium Term Note program secured by funding agreements issued by the Company. The notes, which are offered by ING Security Life Institutional Funding, a special purpose statutory trust, are offered only to U.S. qualified institutional buyers pursuant to Rule 144A of the Securities Act or to foreign buyers pursuant to Regulation S of the Securities Act. During 2003, the program issued notes with an aggregate outstanding principal balance of $1.9 billion as of December 31, 2003.

F-46
Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Assets and liabilities, along with related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

17.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $1,986,000 and $2,305,000 as of December 31, 2003 and 2002, respectively, and has recorded a liability. The Company has also recorded an asset of $141,000 and $3,035,000 as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

F-47

333-50278	May 2004

Part C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(b)	Not Applicable.
(c)	(1)

Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10, 1999; File No. 333-72753.)

(3)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 23, 1999; File No. 33-74190.)

(4)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(5)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(6)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(7)

First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(8)

Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(9)

Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

(10)

Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2002; File No. 333-50278.)

(11)

Commission Schedule for Policies. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(12)

Specimen Master Sales and Supervisory Agreement with Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(d)	(1)

Specimen Variable Universal Life Insurance Policy (Form No. 2511 (VUL)-2/01). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(2)

Adjustable Term Insurance Rider (Form No. R2000-3/96). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(3)

Waiver of Cost of Insurance Rider (Form No. R-1505). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(4)

Waiver of Specified Premium Total Disability Rider (Form No. R-1506). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(5)

Accelerated Death Benefit Rider. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(6)

Policy Endorsement, Death Benefit Guarantee. (Incorporated herein by reference to the Post Effective Amendment No. 9 to the Form N 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333 50278.)

(e)	(1)

Specimen Variable Life Insurance Application (Form No. Q-2006-9/97). (To be used on or before May 1, 1998.) (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(2)

Variable Life Application Insert. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(3)

Investment Feature Selection Form (Form No. V-166-00 Rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(4)

Investment Feature Selection Form (Form No. V-175-01 Rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(5)

Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945). (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(f)	(1)

Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(3)

Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(4)

Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.
(h)	(1)

Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(2)

Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(4)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(6)

Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(7)

Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(8)

Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(9)

Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(10)

Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(11)

Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 333-50278.)

(12)

Participation Agreement among Security Life of Denver Insurance Company, ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(13)

Participation Agreement among Security Life of Denver Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(14)

Participation Agreement among Security Life of Denver Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(15)

Participation Agreement among Security Life of Denver Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(16)

First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(17)

Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(18)

Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(19)

First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(20)

First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(21)

Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(22)

First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(23)

Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(24)

First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(25)

Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(26)

Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(27)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(28)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(29)

Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(30)

Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(31)

Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(32)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(33)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(34)

Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(35)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(36)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(37)

Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(38)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(39)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(40)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(41)

Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(42)

Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(43)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(44)

Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(45)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(46)

Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(47)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(48)

Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(49)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(50)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(51)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(52)

Form of Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(53)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(54)

Second Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(55)

Third Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(56)

Amendment No. 1 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(57)

Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(58)

Addendum to Alger Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(59)

Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(60)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(61)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(62)

Seventh Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(63)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(64)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(65)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(66)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(67)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(68)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(69)

Amendment to Participation Agreement among ING Variable Products Trust, ING Funds Distributor, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(70)

Amendment to Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(71)

Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(72)

Expense Allocation Agreement between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(73)

Amendment No. 1 to Expense Allocation Agreement between AIM Advisors, Inc., A I M Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(74)

Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(75)

First Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(76)

Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(77)

Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(78)

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(79)

Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(80)

Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(81)

Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(82)

Administrative and Shareholder Service Agreement between ING Pilgrim Group, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(83)

Amendment to Administrative and Shareholder Services Agreement between Security Life of Denver Insurance Company and ING Funds Services, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(84)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(85)

Service Agreement with Investment Advisor between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(86)

Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(87)

Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(88)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(89)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post Effective Amendment No. 9 to the Form N 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333 50278.)

(90)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post Effective Amendment No. 9 to the Form N 6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333 50278.)

(91)

Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(92)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(93)

Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Auditors.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Chairman
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Senior Vice President
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Senior Vice President and Chief Financial Officer
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.	Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated by reference to Item No. 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 29	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Colorado, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass Security Life, as depositor, as well as ING America Equities, Inc., as the principal underwriter. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, ReliaStar Life Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2003 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$0	$0	$25,934,458	$926,418
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway, Denver, CO 80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Security Life Separate Account L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to this Registration Statement on Form N-6 (File No. 333-50278) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 16th day of April, 2004.

SECURITY LIFE SEPARATE ACCOUNT L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	Keith Gubbay*
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

Kathleen A. Murphy*	Director
Kathleen A. Murphy

Jacques de Vaucleroy *	Director
Jacques de Vaucleroy

David A. Wheat*	Director and Chief Financial Officer
David A. Wheat	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact
April 16, 2004

SECURITY LIFE SEPARATE ACCOUNT L1
EXHIBIT INDEX

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel.

26(n)	Consent of Independent Auditors.